UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:          10/31

Date of reporting period:      04/30/22

ITEM 1.        REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	April 30, 2022

Invesco Advantage International Fund

Nasdaq:

A: QMGAX ∎ C: QMGCX ∎ R: QMGRX ∎ Y: QMGYX ∎ R5: GMAGX ∎ R6: QMGIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

13	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

26	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.99%
Class C Shares	-6.32
Class R Shares	-6.10
Class Y Shares	-5.85
Class R5 Shares	-5.80
Class R6 Shares	-5.84
MSCI All Country World ex USA Index▼	-11.87

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Advantage International Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (8/27/15)	4.89%
5 Years	3.56
1 Year	-9.38
Class C Shares
Inception (8/27/15)	5.00%
5 Years	3.94
1 Year	-5.69
Class R Shares
Inception (8/27/15)	5.53%
5 Years	4.47
1 Year	-4.37
Class Y Shares
Inception (8/27/15)	5.98%
5 Years	4.94
1 Year	-3.93
Class R5 Shares
Inception	5.91%
5 Years	4.90
1 Year	-3.87
Class R6 Shares
Inception (8/27/15)	6.06%
5 Years	5.00
1 Year	-3.92

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Multi-Asset Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Multi-Asset Growth Fund. Note: The Fund was subsequently renamed the Invesco Advantage International Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Advantage International Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Advantage International Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.44%
Australia–2.47%
Australia & New Zealand Banking Group Ltd.	201	$3,815

BHP Group Ltd.	3,467	116,529

Coles Group Ltd.	858	11,236

Fortescue Metals Group Ltd.	1,308	19,829

Glencore PLC	8,840	54,491

Goodman Group	895	14,887

Macquarie Group Ltd.	54	7,738

Newcrest Mining Ltd.	295	5,530

Rio Tinto Ltd.	952	75,460

Rio Tinto PLC	1,418	100,581

Telstra Corp. Ltd.	12,970	36,750

Transurban Group	2,135	21,342

Wesfarmers Ltd.	455	15,693

Woolworths Group Ltd.	826	22,311

		506,192

Austria–0.05%
OMV AG	201	10,262

Belgium–0.38%
Anheuser-Busch InBev S.A./N.V.	799	46,066

Groupe Bruxelles Lambert S.A.	40	3,780

KBC Group N.V.	241	16,415

UCB S.A.	94	10,697

		76,958

Brazil–2.59%
B3 S.A. - Brasil, Bolsa, Balcao	16,200	43,581

Banco Bradesco S.A., Preference Shares	5,678	20,650

Banco do Brasil S.A.	5,600	37,628

CCR S.A.	2,000	5,020

Centrais Eletricas Brasileiras S.A.	500	4,094

Cia de Saneamento Basico do Estado de Sao Paulo	500	4,503

Cia Siderurgica Nacional S.A.	1,100	4,688

Cosan S.A.	900	3,823

ENGIE Brasil Energia S.A.	500	4,237

Gerdau S.A., Preference Shares	800	4,526

Itau Unibanco Holding S.A., Preference Shares	4,500	21,727

Itausa S.A., Preference Shares	3,600	6,706

Localiza Rent a Car S.A.	400	4,283

Lojas Renner S.A.	900	4,323

Petroleo Brasileiro S.A., Preference Shares	24,700	151,279

Telefonica Brasil S.A., ADR	1,515	16,059

Vale S.A.	9,900	166,784

Vibra Energia S.A.	800	3,418

WEG S.A.	4,000	24,353

		531,682

Chile–0.13%
Banco de Chile	49,108	4,904

	Shares	Value

Chile–(continued)
Banco Santander Chile	76,509	$3,681

Cencosud S.A.	4,419	7,073

Falabella S.A.	4,241	11,911

		27,569

China–8.09%
Agricultural Bank of China Ltd., H Shares	29,000	10,889

Alibaba Group Holding Ltd.(a)	5,600	68,442

Aluminum Corp. of China Ltd., H Shares(a)	12,000	5,563

Anhui Conch Cement Co. Ltd., H Shares	3,000	16,245

ANTA Sports Products Ltd.	1,400	16,101

Autohome, Inc., ADR	227	6,599

Baidu, Inc., ADR(a)	483	59,974

Bank of China Ltd., H Shares	140,000	55,108

Bank of Communications Co. Ltd., H Shares	39,000	27,205

BeiGene Ltd., ADR(a)	69	11,040

Beijing Enterprises Holdings Ltd.	1,500	5,069

BOC Hong Kong Holdings Ltd.	2,000	7,214

Brilliance China Automotive Holdings Ltd.(b)	6,000	1,147

BYD Co. Ltd., H Shares	4,500	132,213

CGN Power Co. Ltd., H Shares(c)	18,000	5,053

China CITIC Bank Corp. Ltd., H Shares	31,000	15,766

China Coal Energy Co. Ltd., H Shares	5,000	4,266

China Conch Environment Protection Holdings Ltd.(a)	1,000	856

China Conch Venture Holdings Ltd.	1,000	2,608

China Construction Bank Corp., H Shares	160,000	113,693

China Everbright Bank Co. Ltd., H Shares	11,000	3,986

China Feihe Ltd.(c)	4,000	3,770

China Life Insurance Co. Ltd., H Shares	5,000	7,255

China Mengniu Dairy Co. Ltd.	2,000	10,760

China Merchants Bank Co. Ltd., H Shares	4,500	27,088

China Merchants Port Holdings Co. Ltd.	2,000	3,484

China Minsheng Banking Corp. Ltd., H Shares	16,500	6,258

China Overseas Land & Investment Ltd.	8,000	24,638

China Pacific Insurance (Group) Co. Ltd., H Shares	1,400	3,093

China Petroleum & Chemical Corp., H Shares	50,000	24,625

China Resources Cement Holdings Ltd.	6,000	4,965

China Resources Land Ltd.	2,000	8,878

China Resources Power Holdings Co. Ltd.	8,000	14,973

China Shenhua Energy Co. Ltd., H Shares	2,000	6,375

China Taiping Insurance Holdings Co. Ltd.	3,000	3,422

China Tower Corp. Ltd., H Shares(c)	108,000	12,599

China Vanke Co. Ltd., H Shares	1,900	4,438

CITIC Ltd.	17,000	17,620

COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	7,850	12,291

Country Garden Holdings Co. Ltd.	5,000	3,417

CSPC Pharmaceutical Group Ltd.	30,640	31,201

ENN Energy Holdings Ltd.	400	5,318

Fuyao Glass Industry Group Co. Ltd., H Shares(c)	800	3,263

Ganfeng Lithium Co. Ltd., H Shares(c)	200	2,400

Genscript Biotech Corp.(a)	4,000	11,166

Great Wall Motor Co. Ltd., H Shares	4,500	6,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Advantage International Fund

	Shares	Value

China–(continued)
Haier Smart Home Co. Ltd., H Shares	2,400	$8,577

Hengan International Group Co. Ltd.	1,000	4,732

Industrial & Commercial Bank of China Ltd., H Shares	108,000	65,092

JD.com, Inc., A Shares(a)	1,516	47,254

Kingsoft Corp. Ltd.	1,400	4,248

Kunlun Energy Co. Ltd.	10,000	8,260

Lenovo Group Ltd.	14,000	13,580

Li Auto, Inc., ADR(a)	468	10,497

Li Ning Co. Ltd.	5,500	43,009

Longfor Group Holdings Ltd.(c)	1,000	4,872

Lufax Holding Ltd., ADR	3,168	17,582

NetEase, Inc.	1,300	24,842

New China Life Insurance Co. Ltd., H Shares	1,100	2,779

Nongfu Spring Co. Ltd., H Shares(c)	1,400	7,410

NXP Semiconductors N.V.	276	47,168

PetroChina Co. Ltd., H Shares	104,000	49,807

PICC Property & Casualty Co. Ltd., H Shares	4,000	4,065

Pinduoduo, Inc., ADR(a)	867	37,359

Ping An Insurance (Group) Co. of China Ltd., H Shares	8,500	54,663

Postal Savings Bank of China Co. Ltd., H Shares(c)	8,000	6,082

Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,800	2,967

Shenzhou International Group Holdings Ltd.	1,000	13,748

Sino Biopharmaceutical Ltd.	7,000	3,645

Sinopharm Group Co. Ltd., H Shares	4,800	11,014

SITC International Holdings Co. Ltd.	3,000	10,015

Smoore International Holdings Ltd.(c)	1,000	2,103

Sunny Optical Technology Group Co. Ltd.	700	10,242

Tencent Holdings Ltd.	4,200	197,003

Tencent Music Entertainment Group, ADR(a)	1,122	4,768

Tingyi Cayman Islands Holding Corp.	2,000	3,632

Trip.com Group Ltd., ADR(a)	412	9,744

Vipshop Holdings Ltd., ADR(a)	554	4,244

Want Want China Holdings Ltd.	11,000	9,903

Weibo Corp., ADR(a)	184	4,258

Weichai Power Co. Ltd., H Shares	6,000	8,355

WuXi AppTec Co. Ltd., H Shares(c)	440	5,893

Wuxi Biologics Cayman, Inc.(a)(c)	2,000	14,514

Xiaomi Corp., B Shares(a)(c)	12,000	18,228

XPeng, Inc., ADR(a)	335	8,244

Yankuang Energy Group Co. Ltd., H Shares	4,000	11,273

Yum China Holdings, Inc.	242	10,116

Zhongsheng Group Holdings Ltd.	1,000	6,584

		1,661,008

Colombia–0.02%
Bancolombia S.A., Preference Shares	362	3,512

Denmark–2.45%
AP Moller - Maersk A/S, Class B	28	80,342
Carlsberg A/S, Class B	43	5,443

Danske Bank A/S	590	8,944

DSV A/S	54	8,821

Genmab A/S(a)	40	14,110

Novo Nordisk A/S, Class B	3,211	367,248

Novozymes A/S, Class B	161	11,186

	Shares	Value

Denmark–(continued)
Vestas Wind Systems A/S	295	$7,590

		503,684

Finland–0.67%
Fortum OYJ	509	8,371

Kone OYJ, Class B	121	5,806

Neste OYJ	348	14,960

Nokia OYJ(a)	7,945	40,431

Nordea Bank Abp	3,498	34,841

Sampo OYJ, Class A	675	32,527

		136,936

France–5.31%
Air Liquide S.A.	134	23,134

AXA S.A.	2,960	78,368

BNP Paribas S.A.	1,694	86,879

Bouygues S.A.	331	11,373

Bureau Veritas S.A.	228	6,534

Capgemini SE	94	19,122

Carrefour S.A.	483	10,239

Cie de Saint-Gobain	950	55,284

Cie Generale des Etablissements Michelin S.C.A.	161	19,904

Credit Agricole S.A.	1,220	13,095

Danone S.A.	317	19,057

Dassault Systemes SE	427	18,995

Electricite de France S.A.	737	6,664

EssilorLuxottica S.A.	554	93,984

Hermes International	14	17,226

Kering S.A.	56	29,745

Legrand S.A.	121	10,681

L’Oreal S.A.	185	67,303

LVMH Moet Hennessy Louis Vuitton SE	99	63,350

Orange S.A.	2,493	29,692

Pernod Ricard S.A.	80	16,483

Sanofi	1,515	159,455

Sartorius Stedim Biotech	13	4,231

Schneider Electric SE	161	22,930

Societe Generale S.A.	563	13,376

Thales S.A.	94	12,041

TotalEnergies SE	1,969	97,016

Veolia Environnement S.A.	348	10,030

Vinci S.A.	372	35,892

Vivendi SE	2,837	32,531

Worldline S.A.(a)(c)	107	4,194

		1,088,808

Germany–3.81%
adidas AG	67	13,647

Allianz SE	413	94,067

Bayer AG	468	30,847

Bayerische Motoren Werke AG	441	36,514

Beiersdorf AG	54	5,458

Continental AG(a)	40	2,785

Deutsche Bank AG(a)	1,666	17,014

Deutsche Post AG	813	35,095

Deutsche Telekom AG	4,158	76,589

Deutsche Wohnen SE	134	3,853

E.ON SE	1,179	12,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Advantage International Fund

	Shares	Value

Germany–(continued)
Evonik Industries AG	228	$6,029

Fresenius Medical Care AG & Co. KGaA	385	24,114

Fresenius SE & Co. KGaA	1,184	42,213

Hannover Rueck SE	13	2,043

Henkel AG & Co. KGaA, Preference Shares	206	13,319

Knorr-Bremse AG	54	3,891

Mercedes-Benz Group AG	1,074	76,002

Merck KGaA	242	44,878

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	94	22,493

RWE AG	385	16,084

SAP SE	729	75,191

Sartorius AG, Preference Shares	27	10,227

Siemens AG	331	41,171

Siemens Energy AG	442	8,558

Siemens Healthineers AG(c)	121	6,540

Volkswagen AG, Preference Shares	384	60,242

		781,221

Greece–0.07%
Hellenic Telecommunications Organization S.A.	796	15,115

Hong Kong–1.22%
CK Asset Holdings Ltd.	5,000	33,849

CK Hutchison Holdings Ltd.	3,000	21,003

CK Infrastructure Holdings Ltd.	1,000	6,728

CLP Holdings Ltd.	2,000	19,469

Hong Kong & China Gas Co. Ltd. (The)	26,292	28,967

Hong Kong Exchanges & Clearing Ltd.	700	29,687

Jardine Matheson Holdings Ltd.	300	15,854

Link REIT	3,000	25,868

New World Development Co. Ltd.	2,000	7,648

Power Assets Holdings Ltd.	1,500	10,079

Sun Hung Kai Properties Ltd.	2,000	23,042

Techtronic Industries Co. Ltd.	500	6,675

WH Group Ltd.	24,840	17,097

Wharf Real Estate Investment Co. Ltd.	1,000	4,689

		250,655

Hungary–0.06%
OTP Bank Nyrt(a)	441	13,019

Indonesia–0.51%
PT Astra International Tbk	44,100	23,011

PT Bank Central Asia Tbk	31,500	17,618

PT Bank Mandiri (Persero) Tbk	18,600	11,461

PT Bank Negara Indonesia (Persero) Tbk	6,900	4,364

PT Kalbe Farma Tbk	30,300	3,427

PT Telkom Indonesia (Persero) Tbk	139,000	44,293

		104,174

Ireland–0.04%
Kerry Group PLC, Class A	80	8,838

Italy–0.69%
Assicurazioni Generali S.p.A.	1,666	31,441

Atlantia S.p.A.(a)	201	4,772

Enel S.p.A.	3,704	23,939

Eni S.p.A.	1,327	18,621

	Shares	Value

Italy–(continued)
Ferrari N.V.	40	$8,437

Intesa Sanpaolo S.p.A.	16,661	33,506

Poste Italiane S.p.A.(c)	844	8,194

Snam S.p.A.	536	2,941

UniCredit S.p.A.	1,112	10,142

		141,993

Japan–9.73%
Asahi Group Holdings Ltd.	200	7,467

Asahi Kasei Corp.	700	5,761

Astellas Pharma, Inc.	2,700	41,108

Bridgestone Corp.	1,800	65,882

Canon, Inc.	1,300	29,871

Chugai Pharmaceutical Co. Ltd.	200	6,002

Dai-ichi Life Holdings, Inc.	600	12,046

Daiichi Sankyo Co. Ltd.	600	15,079

Daikin Industries Ltd.	200	30,752

Daiwa House Industry Co. Ltd.	800	19,323

Denso Corp.	400	24,410

Eisai Co. Ltd.	100	4,356

FUJIFILM Holdings Corp.	600	33,138

Fujitsu Ltd.	200	28,275

Hitachi Ltd.	900	41,910

Honda Motor Co. Ltd.	3,300	86,650

Hoya Corp.	400	39,852

ITOCHU Corp.	1,200	36,301

Japan Post Holdings Co. Ltd.	5,800	40,644

Japan Tobacco, Inc.	1,000	17,108

Kao Corp.	300	12,064

KDDI Corp.	1,100	36,471

Keyence Corp.	100	40,346

Kirin Holdings Co. Ltd.	400	5,874

Komatsu Ltd.	700	15,704

Kubota Corp.	300	5,110

Kyocera Corp.	300	15,862

Mitsubishi Corp.	3,500	117,447

Mitsubishi Electric Corp.	1,100	11,562

Mitsubishi Estate Co. Ltd.	1,100	15,933

Mitsubishi UFJ Financial Group, Inc.	13,300	77,298

Mitsui & Co. Ltd.	2,100	50,893

Mitsui Fudosan Co. Ltd.	300	6,330

Mizuho Financial Group, Inc.	2,070	25,157

MS&AD Insurance Group Holdings, Inc.	200	5,977

Murata Manufacturing Co. Ltd.	400	23,948

Nexon Co. Ltd.	200	4,567

Nintendo Co. Ltd.	100	46,086

Nippon Telegraph & Telephone Corp.	3,100	91,577

Nissan Motor Co. Ltd.(a)	1,600	6,345

Nomura Holdings, Inc.	1,400	5,359

NTT Data Corp.	500	9,215

Olympus Corp.	2,400	42,510

ORIX Corp.	1,500	27,364

Otsuka Holdings Co. Ltd.	300	10,068

Panasonic Holdings Corp.	2,000	17,826

Rakuten Group, Inc.	700	4,934

Recruit Holdings Co. Ltd.	1,500	55,331

Renesas Electronics Corp.(a)	400	4,283

Secom Co. Ltd.	200	14,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Advantage International Fund

	Shares	Value

Japan–(continued)
Sekisui House Ltd.	800	$13,797

Seven & i Holdings Co. Ltd.	400	17,606

Shimano, Inc.	100	17,477

Shionogi & Co. Ltd.	300	16,769

Softbank Corp.	1,300	15,107

SoftBank Group Corp.	600	24,223

Sompo Holdings, Inc.	500	20,389

Sony Group Corp.	400	34,381

Subaru Corp.	600	9,027

Sumitomo Corp.	1,100	17,447

Sumitomo Mitsui Financial Group, Inc.	1,200	36,124

Sumitomo Mitsui Trust Holdings, Inc.	300	9,294

Sumitomo Realty & Development Co. Ltd.	100	2,638

Suzuki Motor Corp.	200	5,999

Sysmex Corp.	100	6,477

Takeda Pharmaceutical Co. Ltd.	3,738	108,438

Terumo Corp.	300	8,968

Tokio Marine Holdings, Inc.	600	32,379

Tokyo Electron Ltd.	100	42,421

Toshiba Corp.	600	25,070

Toyota Industries Corp.	100	5,976

Toyota Motor Corp.	8,000	136,320

		1,997,812

Luxembourg–0.10%
ArcelorMittal S.A.	716	20,901

Malaysia–0.36%
Axiata Group Bhd.	11,800	9,490

Hartalega Holdings Bhd.	3,100	3,128

IHH Healthcare Bhd.	7,300	10,996

Malayan Banking Bhd.	5,700	11,847

MISC Bhd.	4,800	8,592

Petronas Chemicals Group Bhd.	2,200	5,164

RHB Bank Bhd.	3,300	4,729

Tenaga Nasional Bhd.	5,500	11,423

Top Glove Corp. Bhd.	20,400	7,868

		73,237

Mexico–0.55%
Arca Continental S.A.B. de C.V.	700	4,442

Cemex S.A.B. de C.V., ADR(a)	2,387	10,503

Fomento Economico Mexicano, S.A.B. de C.V., ADR	256	19,133

Grupo Bimbo S.A.B. de C.V., Series A	2,400	7,397

Grupo Elektra S.A.B. de C.V.	65	3,898

Grupo Financiero Banorte S.A.B. de C.V., Class O	500	3,301

Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	4,000	6,780

Wal-Mart de Mexico S.A.B. de C.V., Series V	16,173	57,190

		112,644

Netherlands–3.34%
Adyen N.V.(a)(c)	28	46,829

Akzo Nobel N.V.	124	10,699

ASML Holding N.V.	426	241,018

EXOR N.V.	165	11,359

ING Groep N.V.	4,998	46,772

Koninklijke Ahold Delhaize N.V.	2,189	64,663

	Shares	Value

Netherlands–(continued)
Koninklijke DSM N.V.	142	$23,784

Koninklijke KPN N.V.	2,667	9,224

Koninklijke Philips N.V.	908	23,821

Shell PLC	6,403	173,304

Wolters Kluwer N.V.	344	34,796

		686,269

Peru–0.02%
Credicorp Ltd.	31	4,306

Philippines–0.05%
Manila Electric Co.	740	4,991

SM Prime Holdings, Inc.	9,200	6,150

		11,141

Poland–0.13%
Bank Polska Kasa Opieki S.A.	242	5,313

KGHM Polska Miedz S.A.	369	11,932

Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,643	3,705

Powszechny Zaklad Ubezpieczen S.A.	754	5,183

		26,133

Russia–0.00%
Sberbank of Russia PJSC, ADR(b)	2,450	0

Tatneft PJSC, ADR(b)	330	0

VTB Bank PJSC, GDR(b)(c)	4,858	0

		0

Singapore–0.14%
DBS Group Holdings Ltd.	600	14,533

Singapore Telecommunications Ltd.	2,700	5,367

STMicroelectronics N.V.	214	7,931

		27,831

South Africa–1.09%
Absa Group Ltd.	1,122	12,146

Anglo American PLC	1,129	50,100

Capitec Bank Holdings Ltd.	79	11,024

Discovery Ltd.(a)	739	7,098

FirstRand Ltd.	10,897	46,934

Impala Platinum Holdings Ltd.	881	11,498

Remgro Ltd.	938	8,434

Sasol Ltd.(a)	1,492	36,535

Sibanye Stillwater Ltd.	995	3,437

Standard Bank Group Ltd.	3,401	36,069

		223,275

South Korea–2.13%
Hyundai Mobis Co. Ltd.	185	30,219

Kakao Corp.	427	29,764

KB Financial Group, Inc.	67	3,096

Kia Corp.	270	17,762

NAVER Corp.	138	31,216

Samsung Electronics Co. Ltd.	3,481	184,960

Samsung SDI Co. Ltd.	43	20,478

SK Hynix, Inc.	810	70,569

SK Telecom Co. Ltd.	1,108	49,889

		437,953

Spain–1.21%
Banco Bilbao Vizcaya Argentaria S.A.	2,707	14,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Advantage International Fund

	Shares	Value

Spain–(continued)
Banco Santander S.A.	4,771	$13,980

CaixaBank S.A.	4,214	13,448

Cellnex Telecom S.A.(c)	289	13,509

Endesa S.A.	241	5,069

Ferrovial S.A.	389	9,932

Grifols S.A.	255	4,243

Iberdrola S.A.	7,449	85,110

Naturgy Energy Group S.A.	121	3,625

Repsol S.A.	2,905	43,588

Telefonica S.A.	8,344	40,601

		247,349

Sweden–1.18%
Assa Abloy AB, Class B	702	17,710

Atlas Copco AB, Class A(d)	441	19,971

Epiroc AB, Class A	710	14,439

EQT AB	1,005	28,382

Essity AB, Class B	228	6,072

Evolution AB(c)	121	12,442

Hexagon AB, Class B	1,193	15,425

Investor AB, Class B	898	17,252

Sandvik AB	867	16,302

Skandinaviska Enskilda Banken AB, Class A	1,886	21,090

Svenska Handelsbanken AB, Class A	1,287	12,973

Swedbank AB, Class A	804	12,687

Telefonaktiebolaget LM Ericsson, Class B	3,360	26,981

Telia Co. AB	952	3,944

Volvo AB, Class B	1,087	17,251

		242,921

Switzerland–4.26%
ABB Ltd.	1,253	37,534

Alcon, Inc.	161	11,423

Chocoladefabriken Lindt & Spruengli AG, PC	1	11,189

Cie Financiere Richemont S.A.	220	25,573

Credit Suisse Group AG	5,728	38,735

Geberit AG	43	24,536

Givaudan S.A.	4	15,895

Holcim AG	468	22,890

Kuehne + Nagel International AG, Class R	54	15,142

Lonza Group AG	42	24,658

Novartis AG	2,368	209,491

Partners Group Holding AG	27	28,610

Roche Holding AG	682	252,590

Schindler Holding AG, PC	80	15,410

SGS S.A.	3	7,704

Sika AG	54	16,420

Straumann Holding AG	280	33,017

Swisscom AG	27	15,991

UBS Group AG	3,924	66,388

		873,196

Taiwan–3.42%
ASE Technology Holding Co. Ltd., ADR	2,003	12,899

Asustek Computer, Inc.	2,000	24,101

Catcher Technology Co. Ltd.	5,000	24,449

Cathay Financial Holding Co. Ltd.	2,000	4,212

Chailease Holding Co. Ltd.	1,100	8,727

Cheng Shin Rubber Industry Co. Ltd.	3,000	3,373

	Shares	Value

Taiwan–(continued)
China Steel Corp.	9,000	$10,894

Chunghwa Telecom Co. Ltd., ADR	852	37,335

CTBC Financial Holding Co. Ltd.	16,000	15,773

Delta Electronics, Inc.	1,000	8,347

Evergreen Marine Corp. Taiwan Ltd.	5,000	24,242

Far Eastern New Century Corp.	6,000	6,075

First Financial Holding Co. Ltd.	6,000	5,639

Formosa Chemicals & Fibre Corp.	3,000	8,077

Fubon Financial Holding Co. Ltd.	3,000	7,511

Hon Hai Precision Industry Co. Ltd.	31,000	106,060

MediaTek, Inc.	2,000	54,802

Mega Financial Holding Co. Ltd.	7,000	9,822

Nan Ya Plastics Corp.	1,000	2,921

Nanya Technology Corp.	2,000	4,341

Novatek Microelectronics Corp.	1,000	13,294

Pegatron Corp.	3,000	7,107

Quanta Computer, Inc.	6,000	16,899

Sea Ltd., ADR(a)	344	28,469

Taiwan Cement Corp.	7,200	11,192

Taiwan Cooperative Financial Holding Co. Ltd.	5,000	4,819

Taiwan Mobile Co. Ltd.	1,000	3,674

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,748	162,442

Uni-President Enterprises Corp.	7,000	16,152

United Microelectronics Corp., ADR	4,618	36,759

Wan Hai Lines Ltd.	1,300	6,337

Yang Ming Marine Transport Corp.(a)	2,000	8,334

Yuanta Financial Holding Co. Ltd.	8,600	7,552

		702,630

Turkey–0.02%
Eregli Demir ve Celik Fabrikalari TAS	2,231	4,989

United Kingdom–4.40%
Ashtead Group PLC	592	30,608

Associated British Foods PLC	134	2,671

AstraZeneca PLC	668	88,738

BAE Systems PLC	2,974	27,701

Barclays PLC	14,182	25,914

BP PLC	7,339	35,833

British American Tobacco PLC	2,444	102,998

BT Group PLC	7,725	17,095

Coca-Cola Europacific Partners PLC	228	11,389

Diageo PLC	2,358	116,851

Experian PLC	729	25,268

HSBC Holdings PLC	7,284	45,465

Imperial Brands PLC	992	20,708

Lloyds Banking Group PLC	31,421	17,715

National Grid PLC	2,203	32,755

NatWest Group PLC	2,131	5,729

Prudential PLC	950	11,809

Reckitt Benckiser Group PLC	276	21,531

RELX PLC	1,116	33,330

Smith & Nephew PLC	295	4,773

SSE PLC	1,748	40,718

Standard Chartered PLC	3,290	22,539

Tesco PLC	16,702	56,739

Unilever PLC	1,212	56,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Advantage International Fund

	Shares	Value

United Kingdom–(continued)
Vodafone Group PLC	31,628	$47,850

		903,022

United Republic of Tanzania–0.02%
AngloGold Ashanti Ltd.	170	3,480

United States–2.73%
Atlassian Corp. PLC, Class A(a)	284	63,852

Ferguson PLC	372	46,914

GlaxoSmithKline PLC	4,613	103,871

JBS S.A.	1,700	13,015

Nestle S.A.	2,259	291,649

Spotify Technology S.A.(a)	54	5,489

Stellantis N.V.	1,045	13,922

Swiss Re AG	256	20,995

		559,707

Vietnam–0.00%
Vietnam Dairy Products JSC	2	6

Total Common Stocks & Other Equity Interests (Cost $12,591,405)		13,020,428

	Principal Amount

Event-Linked Bonds–0.46%
Multinational–0.46%
Alturas RE Segregated Account, Catastrophe Linked Notes, 0.00%, 12/31/2022(b)(c)(e)	$1,000	1,986

Eden RE II Ltd., Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(b)(c)(e)	720	7,699

Limestone Re Ltd., Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(b)(c)(e)	1,175	2,825

Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(b)(c)(e)	120,000	80,678

Total Event-Linked Bonds (Cost $122,895)		93,188

Investment Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PC – Participation Certificate

Pfd. – Preferred

	Shares	Value

Preferred Stocks–0.36%
Multinational–0.36%
Harambee Re Ltd., Pfd.(b)	80	$3,527

Lion Rock Re Ltd., Series S, Pfd.(b)	25	1,480

Mt. Logan Re Ltd., Pfd.(b)	116	62,655

Thopas Re Ltd., Pfd.(b)	5	0

Turing Re Ltd., Series 2019-1, Pfd.(b)(c)	886	2,256

Viribus Re Ltd., Pfd.(b)	38,090	4,380

Total Preferred Stocks (Cost $246,525)		74,298

Money Market Funds–26.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(f)(g)	1,778,076	1,778,076

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(f)(g)	1,646,203	1,645,874

Invesco Treasury Portfolio, Institutional Class, 0.23%(f)(g)	2,032,087	2,032,087

Total Money Market Funds (Cost $5,456,474)		5,456,037

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–90.38% (Cost $18,294,404)		18,550,763

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.10%
Invesco Private Government Fund, 0.40%(f)(g)(h)	6,569	6,569

Invesco Private Prime Fund, 0.35%(f)(g)(h)	14,220	14,220

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,789)		20,789

TOTAL INVESTMENTS IN SECURITIES–90.94% (Cost $18,438,088)		18,664,740

OTHER ASSETS LESS LIABILITIES–9.06%		1,860,061

NET ASSETS–100.00%		$20,524,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Advantage International Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $273,339, which represented 1.33% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2022.
(e)	Zero coupon bond issued at a discount.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$705,491	$2,314,442	$(1,241,857)	$-	$-	$1,778,076	$294
Invesco Liquid Assets Portfolio, Institutional Class	880,433	1,653,173	(887,041)	(361)	(330)	1,645,874	594
Invesco Treasury Portfolio, Institutional Class	806,276	2,645,077	(1,419,266)	-	-	2,032,087	492
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	48,279	(41,710)	-	-	6,569	9*
Invesco Private Prime Fund	-	104,614	(90,391)	-	(3)	14,220	19*
Total	$2,392,200	$6,765,585	$(3,680,265)	$(361)	$(333)	$5,476,826	$1,408

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
MSCI EAFE Markets Index	Put	05/20/2022	30	USD 2,060.00	USD 6,180,000	$(226,200)
MSCI Emerging Markets Index	Put	05/20/2022	26	USD 1,080.00	USD 2,808,000	(95,680)
Total Index Options Written						$(321,880)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	22	June-2022	$1,713,910	$(18,348)	$(18,348)
Equity Risk
S&P/TSX 60 Index	8	June-2022	1,559,335	(48,164)	(48,164)
Subtotal-Long Futures Contracts				(66,512)	(66,512)

Short Futures Contracts
Equity Risk
MSCI EAFE Index	61	June-2022	(6,089,630)	539,221	539,221
MSCI Emerging Markets Index	52	June-2022	(2,749,240)	277,580	277,580
Subtotal-Short Futures Contracts				816,801	816,801
Total Futures Contracts				$750,289	$750,289

(a)	Futures contracts collateralized by $500,667 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Advantage International Fund

		Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR	Monthly	794	June–2022	USD	1,661,961	$–	$(71,682)	$(71,682)
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.220%	Monthly	779	June–2022	USD	1,604,086	–	(43,850)	(43,850)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.720%	Monthly	345	June–2022	USD	669,950	–	(18,920)	(18,920)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.790%	Monthly	274	May–2022	USD	5,559,002	–	(15,026)	(15,026)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	231	May–2022	USD	468,662	–	(12,668)	(12,668)
Total – Total Return Swap Agreements									$–	$(162,146)	$(162,146)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:

LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Financials	11.09%

Health Care	9.20

Information Technology	7.91

Industrials	7.10

Consumer Discretionary	6.98

Consumer Staples	6.00

Communication Services	5.52

Materials	4.41

Energy	3.16

Other Sectors, Each Less than 2% of Net Assets	2.89

Money Market Funds Plus Other Assets Less Liabilities	35.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Advantage International Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $12,960,825)*	$13,187,914

Investments in affiliated money market funds, at value (Cost $5,477,263)	5,476,826

Other investments:
Variation margin receivable – futures contracts	1,588,653

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	500,667

Cash	98,102

Foreign currencies, at value (Cost $66,335)	64,693

Receivable for:
Fund shares sold	12,474

Dividends	114,841

Interest	324

Investment for trustee deferred compensation and retirement plans	13,829

Other assets	27,377

Total assets	21,085,700

Liabilities:
Other investments:
Options written, at value (premiums received $120,570)	321,880

Swaps payable – OTC	1,465

Unrealized depreciation on swap agreements–OTC	162,146

Payable for:
Investments purchased	4,141

Collateral upon return of securities loaned	20,789

Accrued fees to affiliates	8,633

Accrued other operating expenses	28,016

Trustee deferred compensation and retirement plans	13,829

Total liabilities	560,899

Net assets applicable to shares outstanding	$20,524,801

Net assets consist of:
Shares of beneficial interest	$20,096,107

Distributable earnings	428,694

$20,524,801

Net Assets:
Class A	$11,734,662

Class C	$3,236,921

Class R	$3,786,538

Class Y	$1,754,299

Class R5	$10,817

Class R6	$1,564

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,062,802

Class C	303,835

Class R	346,720

Class Y	157,322

Class R5	974

Class R6	140

Class A:
Net asset value per share	$11.04

Maximum offering price per share (Net asset value of $11.04 ÷ 94.50%)	$11.68

Class C:
Net asset value and offering price per share	$10.65

Class R:
Net asset value and offering price per share	$10.92

Class Y:
Net asset value and offering price per share	$11.15

Class R5:
Net asset value and offering price per share	$11.11

Class R6:
Net asset value and offering price per share	$11.17

*	At April 30, 2022, security with a value of $20,119 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Advantage International Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$4,689

Dividends (net of foreign withholding taxes of $8,062)	308,997

Dividends from affiliated money market funds (includes securities lending income of $21)	1,401

Non-cash dividend income	27,007

Foreign withholding tax claims	169

Total investment income	342,263

Expenses:
Advisory fees	51,124

Administrative services fees	1,456

Distribution fees:
Class A	13,953

Class C	16,587

Class R	10,341

Transfer agent fees – A, C, R and Y	20,348

Transfer agent fees – R5	2

Trustees’ and officers’ fees and benefits	8,478

Registration and filing fees	39,766

Professional services fees	58,241

Other	(26,187)

Total expenses	194,109

Less: Fees waived and/or expenses reimbursed	(90,241)

Net expenses	103,868

Net investment income	238,395

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(279,804)

Affiliated investment securities	(333)

Foreign currencies	598

Forward foreign currency contracts	(12)

Futures contracts	200,388

Option contracts written	200,413

Swap agreements	(152,001)

(30,751)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,691,501)

Affiliated investment securities	(361)

Foreign currencies	(7,336)

Futures contracts	667,205

Option contracts written	(259,271)

Swap agreements	(206,425)

(1,497,689)

Net realized and unrealized gain (loss)	(1,528,440)

Net increase (decrease) in net assets resulting from operations	$(1,290,045)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Advantage International Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$238,395	$372,232

Net realized gain (loss)	(30,751)	2,948,430

Change in net unrealized appreciation (depreciation)	(1,497,689)	867,477

Net increase (decrease) in net assets resulting from operations	(1,290,045)	4,188,139

Distributions to shareholders from distributable earnings:
Class A	(1,513,571)	(8,308)

Class C	(394,740)	(2,808)

Class R	(529,023)	(3,184)

Class Y	(138,310)	(732)

Class R5	(1,617)	(9)

Class R6	(232)	(1)

Total distributions from distributable earnings	(2,577,493)	(15,042)

Share transactions–net:
Class A	1,492,850	212,515

Class C	503,232	(619,837)

Class R	206,566	(110,212)

Class Y	784,053	65,517

Class R6	–	(2)

Net increase (decrease) in net assets resulting from share transactions	2,986,701	(452,019)

Net increase (decrease) in net assets	(880,837)	3,721,078

Net assets:
Beginning of period	21,405,638	17,684,560

End of period	$20,524,801	$21,405,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Advantage International Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$13.37	$0.14	$(0.84)	$(0.70)	$(0.14)	$(1.49)	$(1.63)	$11.04	(5.92	)%(e)	$11,735	0.84	%(e)(f)	1.70	%(e)(f)	2.44	%(e)(f)	73%
Year ended 10/31/21	10.83	0.25	2.30	2.55	–	(0.01)	(0.01)	13.37	23.54	(e)	12,502	0.87	(e)	2.27	(e)	1.89	(e)	141
Year ended 10/31/20	10.90	0.12	(0.13)	(0.01)	–	(0.06)	(0.06)	10.83	(0.09)		9,934	0.94		1.74		1.08		238
Year ended 10/31/19	10.57	0.09	0.82	0.91	0.00	(0.58)	(0.58)	10.90	9.51		63,878	1.14		1.53		0.91		43
Year ended 10/31/18	11.62	0.17	(0.96)	(0.79)	(0.05)	(0.21)	(0.26)	10.57	(6.98)		60,916	1.17		1.49		1.48		126
Year ended 10/31/17	10.49	0.15	1.48	1.63	(0.50)	–	(0.50)	11.62	16.26		64,323	1.10		1.47		1.41		54
Class C
Six months ended 04/30/22	12.90	0.09	(0.82)	(0.73)	(0.03)	(1.49)	(1.52)	10.65	(6.32)		3,237	1.59	(f)	2.47	(f)	1.69	(f)	73
Year ended 10/31/21	10.52	0.14	2.25	2.39	–	(0.01)	(0.01)	12.90	22.72		3,350	1.62		3.04		1.14		141
Year ended 10/31/20	10.66	0.04	(0.12)	(0.08)	–	(0.06)	(0.06)	10.52	(0.75)		3,241	1.65		2.49		0.37		238
Year ended 10/31/19	10.42	0.02	0.80	0.82	–	(0.58)	(0.58)	10.66	8.73		3,294	1.89		2.43		0.16		43
Year ended 10/31/18	11.50	0.08	(0.95)	(0.87)	–	(0.21)	(0.21)	10.42	(7.72)		3,649	1.92		2.62		0.73		126
Year ended 10/31/17	10.41	0.07	1.47	1.54	(0.45)	–	(0.45)	11.50	15.42		1,701	1.85		2.98		0.67		54
Class R
Six months ended 04/30/22	13.23	0.12	(0.84)	(0.72)	(0.10)	(1.49)	(1.59)	10.92	(6.10)		3,787	1.09	(f)	1.97	(f)	2.19	(f)	73
Year ended 10/31/21	10.74	0.21	2.29	2.50	–	(0.01)	(0.01)	13.23	23.27		4,360	1.12		2.54		1.64		141
Year ended 10/31/20	10.83	0.09	(0.12)	(0.03)	–	(0.06)	(0.06)	10.74	(0.28)		3,607	1.14		1.99		0.88		238
Year ended 10/31/19	10.52	0.07	0.82	0.89	–	(0.58)	(0.58)	10.83	9.35		3,266	1.39		1.94		0.66		43
Year ended 10/31/18	11.58	0.14	(0.96)	(0.82)	(0.03)	(0.21)	(0.24)	10.52	(7.29)		2,513	1.42		2.15		1.23		126
Year ended 10/31/17	10.47	0.13	1.47	1.60	(0.49)	–	(0.49)	11.58	16.03		2,533	1.35		2.57		1.17		54
Class Y
Six months ended 04/30/22	13.51	0.15	(0.85)	(0.70)	(0.17)	(1.49)	(1.66)	11.15	(5.85)		1,754	0.59	(f)	1.47	(f)	2.69	(f)	73
Year ended 10/31/21	10.91	0.28	2.33	2.61	–	(0.01)	(0.01)	13.51	23.92		1,178	0.62		2.04		2.14		141
Year ended 10/31/20	10.95	0.14	(0.12)	0.02	–	(0.06)	(0.06)	10.91	0.18		890	0.71		1.49		1.31		238
Year ended 10/31/19	10.60	0.11	0.82	0.93	–	(0.58)	(0.58)	10.95	9.67		1,433	0.99		1.36		1.06		43
Year ended 10/31/18	11.65	0.19	(0.97)	(0.78)	(0.06)	(0.21)	(0.27)	10.60	(6.86)		450	1.02		1.63		1.63		126
Year ended 10/31/17	10.51	0.17	1.47	1.64	(0.50)	–	(0.50)	11.65	16.41		271	0.95		2.65		1.57		54
Class R5
Six months ended 04/30/22	13.46	0.15	(0.84)	(0.69)	(0.17)	(1.49)	(1.66)	11.11	(5.80)		11	0.59	(f)	1.30	(f)	2.69	(f)	73
Year ended 10/31/21	10.88	0.28	2.31	2.59	–	(0.01)	(0.01)	13.46	23.80		13	0.62		1.85		2.14		141
Year ended 10/31/20	10.91	0.15	(0.12)	0.03	–	(0.06)	(0.06)	10.88	0.28		11	0.66		1.47		1.36		238
Period ended 10/31/19(g)	10.27	0.05	0.59	0.64	–	–	–	10.91	6.23		11	1.94	(f)	1.26	(f)	1.11	(f)	43
Class R6
Six months ended 04/30/22	13.53	0.15	(0.85)	(0.70)	(0.17)	(1.49)	(1.66)	11.17	(5.84)		2	0.59	(f)	1.30	(f)	2.69	(f)	73
Year ended 10/31/21	10.93	0.28	2.33	2.61	–	(0.01)	(0.01)	13.53	23.88		2	0.62		1.85		2.14		141
Year ended 10/31/20	10.96	0.14	(0.11)	0.03	–	(0.06)	(0.06)	10.93	0.28		2	0.68		1.47		1.34		238
Year ended 10/31/19	10.59	0.12	0.83	0.95	–	(0.58)	(0.58)	10.96	9.88		11	0.89		1.21		1.16		43
Year ended 10/31/18	11.65	0.20	(0.97)	(0.77)	(0.08)	(0.21)	(0.29)	10.59	(6.84)		10	0.92		1.24		1.74		126
Year ended 10/31/17	10.51	0.18	1.48	1.66	(0.52)	–	(0.52)	11.65	16.60		12	0.85		1.21		1.66		54

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Estimated acquired fund fees from underlying funds were 0.14%, 0.17% and 0.15% for the years ended October 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the for the six months ended April 30, 2022 and the year ended October 31, 2021.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Advantage International Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Advantage International Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

Prior to February 10, 2020, the Fund sought to gain exposure to Regulation S securities primarily through investments in the Invesco Oppenheimer Global Multi-Asset Growth Fund (Cayman) Ltd. (the “Subsidiary”), a wholly owned and controlled subsidiary by the Fund that was organized under the laws of the Cayman Islands. Effective February 10, 2020, the Subsidiary liquidated and ceased operations. For the period November 1, 2019 through February 10, 2020, the Subsidiary operations were consolidated on the Statement of Operations, Statement of Changes in Net Assets and the Financial Highlights.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

17	Invesco Advantage International Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the

18	Invesco Advantage International Fund

collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, there were no securities lending transactions with the Adviser.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N.

Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of

19	Invesco Advantage International Fund

Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the

20	Invesco Advantage International Fund

possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $500 million	0.490%

Next $500 million	0.470%

Next $4.0 billion	0.440%

Over $5.0 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $51,124, reimbursed fund level expenses of $18,766 and reimbursed class level expenses of $11,810, $3,237, $4,035, $1,267, $2 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

21	Invesco Advantage International Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $6,585 in front-end sales commissions from the sale of Class A shares and $0 and $1 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$506,192	$–	$506,192

Austria	–	10,262	–	10,262

Belgium	–	76,958	–	76,958

Brazil	531,682	–	–	531,682

Chile	27,569	–	–	27,569

China	232,449	1,427,412	1,147	1,661,008

Colombia	3,512	–	–	3,512

Denmark	–	503,684	–	503,684

Finland	–	136,936	–	136,936

France	–	1,088,808	–	1,088,808

Germany	–	781,221	–	781,221

Greece	–	15,115	–	15,115

Hong Kong	–	250,655	–	250,655

Hungary	–	13,019	–	13,019

Indonesia	–	104,174	–	104,174

Ireland	–	8,838	–	8,838

Italy	–	141,993	–	141,993

Japan	–	1,997,812	–	1,997,812

Luxembourg	–	20,901	–	20,901

Malaysia	–	73,237	–	73,237

Mexico	112,644	–	–	112,644

Multinational	–	–	167,486	167,486

Netherlands	–	686,269	–	686,269

Peru	4,306	–	–	4,306

Philippines	–	11,141	–	11,141

Poland	–	26,133	–	26,133

Russia	–	–	–	–

Singapore	–	27,831	–	27,831

22	Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total

South Africa	$–	$223,275	$–	$223,275

South Korea	–	437,953	–	437,953

Spain	–	247,349	–	247,349

Sweden	–	242,921	–	242,921

Switzerland	–	873,196	–	873,196

Taiwan	277,904	424,726	–	702,630

Turkey	–	4,989	–	4,989

United Kingdom	11,389	891,633	–	903,022

United Republic of Tanzania	–	3,480	–	3,480

United States	82,356	477,351	–	559,707

Vietnam	–	6	–	6

Money Market Funds	5,456,037	20,789	–	5,476,826

Total Investments in Securities	6,739,848	11,756,259	168,633	18,664,740

Other Investments - Assets*

Futures Contracts	816,801	–	–	816,801

Other Investments - Liabilities*

Futures Contracts	(66,512)	–	–	(66,512)

Options Written	(321,880)	–	–	(321,880)

Swap Agreements	–	(162,146)	–	(162,146)

	(388,392)	(162,146)	–	(550,538)

Total Other Investments	428,409	(162,146)	–	266,263

Total Investments	$7,168,257	$11,594,113	$168,633	$18,931,003

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2022:

	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/22

Event-Linked Bonds	$101,488	$–	$ (1,250)	$–	$ (5,351)	$ (1,699)	$–	$–	$ 93,188

Preferred Stocks	106,327	–	(22,495)	–	14,822	(24,356)	–	–	74,298

Common Stocks & Other Equity Interests	1,157	–	–	–	–	(10)	–	–	1,147

Total	$208,972	$–	$(23,745)	$–	$ 9,471	$(26,065)	$–	$–	$168,633

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$816,801

Derivatives not subject to master netting agreements	(816,801)

Total Derivative Assets subject to master netting agreements	$–

23	Invesco Advantage International Fund

		Value

Derivative Liabilities	Currency Risk	Equity Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(18,348)	$(48,164)	$(66,512)

Unrealized depreciation on swap agreements – OTC	–	(162,146)	(162,146)

Options written, at value – Exchange-Traded	–	(321,880)	(321,880)

Total Derivative Liabilities	(18,348)	(532,190)	(550,538)

Derivatives not subject to master netting agreements	18,348	370,044	388,392

Total Derivative Liabilities subject to master netting agreements	$–	$(162,146)	$(162,146)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount

BNP Paribas S.A.	$(116,036)	$(116,036)	$–	$–	$(116,036)

Goldman Sachs International	(19,307)	(19,307)	–	–	(19,307)

J.P. Morgan Chase Bank, N.A.	(28,268)	(28,268)	–	–	(28,268)

Total	$(163,611)	$(163,611)	$–	$–	$(163,611)

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Currency Risk	Equity Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(12)	$-	$(12)

Futures contracts	(9,128)	209,516	200,388

Options written	-	200,413	200,413

Swap agreements	-	(152,001)	(152,001)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(52,877)	720,082	667,205

Options written	-	(259,271)	(259,271)

Swap agreements	-	(206,425)	(206,425)

Total	$(62,017)	$512,314	$450,297

    The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Written	Swap Agreements

Average notional value	$9,756	$5,703,835	$3,323,200	$4,594,772

Average contracts	–	–	24	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund

24	Invesco Advantage International Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $10,822,187 and $12,464,755, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 1,929,092

Aggregate unrealized (depreciation) of investments	(1,620,335)

Net unrealized appreciation of investments	$ 308,757

    Cost of investments for tax purposes is $18,622,246.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	95,390	$1,121,180	265,567	$3,466,204

Class C	40,941	471,944	52,280	661,111

Class R	38,763	452,053	97,739	1,239,930

Class Y	77,775	875,795	20,242	261,063

Class R6	-	-	10	130

Issued as reinvestment of dividends:
Class A	128,932	1,505,924	668	8,294

Class C	34,576	390,706	231	2,785

Class R	44,248	511,946	259	3,184

Class Y	8,680	102,345	57	714

Automatic conversion of Class C shares to Class A shares:
Class A	3,269	36,755	12,864	163,378

Class C	(3,388)	(36,755)	(13,269)	(163,378)

Reacquired:
Class A	(99,527)	(1,171,009)	(261,679)	(3,425,361)

Class C	(28,041)	(322,663)	(87,451)	(1,120,355)

Class R	(65,934)	(757,433)	(104,357)	(1,353,326)

Class Y	(16,365)	(194,087)	(14,619)	(196,260)

Class R6	-	-	(10)	(132)

Net increase (decrease) in share activity	259,319	$2,986,701	(31,468)	$(452,019)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

25	Invesco Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$940.10	$4.04	$1,020.63	$4.21	0.84%
Class C	1,000.00	936.80	7.64	1,016.91	7.95	1.59
Class R	1,000.00	939.00	5.24	1,019.39	5.46	1.09
Class Y	1,000.00	941.50	2.84	1,021.87	2.96	0.59
Class R5	1,000.00	942.00	2.84	1,021.87	2.96	0.59
Class R6	1,000.00	941.60	2.84	1,021.87	2.96	0.59

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

26	Invesco Advantage International Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLMAG-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco EQV Asia Pacific Equity Fund

Effective February 28, 2022, Invesco Asia Pacific Growth Fund was renamed Invesco EQV Asia Pacific Equity Fund.

Nasdaq:

A: ASIAX ∎ C: ASICX ∎ Y: ASIYX ∎ R6: ASISX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.65%
Class C Shares	-12.95
Class Y Shares	-12.57
Class R6 Shares	-12.55
MSCI All Country Asia Pacific ex Japan Index▼ (Broad Market/Style-Specific Index)	-12.88

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country Asia Pacific ex Japan Index is an unmanaged index considered representative of Asia Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV Asia Pacific Equity Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	8.05%
10 Years	5.08
5 Years	3.94
1 Year	-21.87

Class C Shares
Inception (11/3/97)	8.05%
10 Years	5.04
5 Years	4.34
1 Year	-18.67

Class Y Shares
Inception (10/3/08)	9.68%
10 Years	5.94
5 Years	5.39
1 Year	-17.14

Class R6 Shares
10 Years	5.90%
5 Years	5.57
1 Year	-17.06

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV Asia Pacific Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV Asia Pacific Equity Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.26%
Australia–2.80%
CSL Ltd.	81,549	$ 15,433,895

China–28.83%
Airtac International Group	224,000	6,085,342
Alibaba Group Holding Ltd., ADR(a)	36,046	3,499,706
Angel Yeast Co. Ltd., A Shares	445,470	2,581,523
China Mengniu Dairy Co. Ltd.	3,827,000	20,589,818
China Resources Beer Holdings Co. Ltd.	1,450,000	8,463,285
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	732,988	3,825,951
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,557,600	6,352,888
JD.com, Inc., A Shares(a)	24,766	771,968
JD.com, Inc., ADR(a)(c)	338,337	20,861,859
Minth Group Ltd.	1,838,000	4,334,131
Sunny Optical Technology Group Co. Ltd.	183,400	2,683,277
Tencent Holdings Ltd.	443,700	20,811,917
Tongcheng Travel Holdings Ltd.(a)(b)	9,879,200	17,389,785
Wuliangye Yibin Co. Ltd., A Shares	648,938	15,782,455
Yum China Holdings, Inc.	599,316	25,051,409
		159,085,314

Hong Kong–4.77%
Hongkong Land Holdings Ltd.	1,093,700	5,091,551
Swire Properties Ltd.	8,914,200	21,229,190
		26,320,741

India–4.81%
Emami Ltd.	1,412,464	9,045,380
HDFC Bank Ltd., ADR	316,741	17,487,271
		26,532,651

Indonesia–11.62%
PT Bank Central Asia Tbk	26,531,800	14,839,223
PT Kalbe Farma Tbk	112,036,100	12,672,289
PT Mitra Keluarga Karyasehat Tbk(b)	58,880,900	10,277,410
PT Pakuwon Jati Tbk(a)	484,554,400	18,726,963
PT Telkom Indonesia (Persero) Tbk	23,918,700	7,621,853
		64,137,738

Macau–1.29%
Galaxy Entertainment Group Ltd.	1,247,000	7,122,922

Malaysia–3.52%
Bursa Malaysia Bhd.	7,666,250	12,285,837
Heineken Malaysia Bhd.	1,306,900	7,120,489
		19,406,326

New Zealand–1.99%
Auckland International Airport Ltd.(a)	1,304,042	6,557,199
Freightways Ltd.	558,671	4,408,552
		10,965,751

Philippines–6.86%
BDO Unibank, Inc.	7,545,740	18,625,915

	Shares	Value
Philippines–(continued)
SM Investments Corp.	511,646	$ 8,312,398
SM Prime Holdings, Inc.	16,339,500	10,921,559
		37,859,872

Singapore–3.57%
Keppel REIT	6,370,200	5,590,120
United Overseas Bank Ltd.	658,700	14,116,688
		19,706,808

South Korea–7.48%
Douzone Bizon Co. Ltd.	87,490	2,811,676
LEENO Industrial, Inc.	35,688	4,967,449
NAVER Corp.	41,419	9,369,080
Samsung Electronics Co. Ltd.	454,545	24,151,846
		41,300,051

Taiwan–6.20%
MediaTek, Inc.	196,000	5,370,568
Taiwan Semiconductor Manufacturing Co. Ltd.	1,582,464	28,864,141
		34,234,709

Thailand–3.52%
Central Pattana PCL, Foreign Shares	11,085,500	19,423,074

United States–7.33%
Amcor PLC, CDI	594,287	7,027,140
Broadcom, Inc.	60,319	33,440,250
		40,467,390

Vietnam–1.67%
Vietnam Dairy Products JSC	2,861,490	9,236,547
Total Common Stocks & Other Equity Interests (Cost $396,188,292)		531,233,789

Money Market Funds–3.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	6,883,290	6,883,290
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	4,937,636	4,936,647
Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	7,866,617	7,866,617
Total Money Market Funds (Cost $19,686,136)		19,686,554
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.83% (Cost $415,874,428)		550,920,343

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.57%
Invesco Private Government Fund, 0.40%(d)(e)(f)	943,520	943,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV Asia Pacific Equity Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.35%(d)(e)(f)	2,201,548	$2,201,548

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,145,062)		3,145,068

TOTAL INVESTMENTS IN SECURITIES–100.40% (Cost $419,019,490)		554,065,411

OTHER ASSETS LESS LIABILITIES–(0.40)%		(2,186,795)

NET ASSETS–100.00%		$551,878,616

Investment Abbreviations:

ADR - American Depositary Receipt

CDI - CREST Depository Interest

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $34,020,083, which represented 6.16% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,256,961	$34,720,514	$(40,094,185)	$-	$-	$6,883,290	$3,883
Invesco Liquid Assets Portfolio, Institutional Class	8,779,296	24,800,366	(28,638,705)	(2,252)	(2,058)	4,936,647	2,980
Invesco Treasury Portfolio, Institutional Class	14,007,956	39,680,587	(45,821,926)	-	-	7,866,617	3,218
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,025,398	(9,081,878)	-	-	943,520	814*
Invesco Private Prime Fund	-	23,385,121	(21,185,345)	6	1,766	2,201,548	2,039*
Total	$35,044,213	$132,611,986	$(144,822,039)	$(2,246)	$(292)	$22,831,622	$12,934

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	18.53%
Consumer Discretionary	15.47
Real Estate	14.67
Financials	14.02
Consumer Staples	13.89
Health Care	6.96
Communication Services	6.85
Industrials	4.60
Materials	1.27
Money Market Funds Plus Other Assets Less Liabilities	3.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV Asia Pacific Equity Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $396,188,292)*	$531,233,789
Investments in affiliated money market funds, at value (Cost $22,831,198)	22,831,622
Foreign currencies, at value (Cost $311,908)	285,065
Receivable for:
Investments sold	1,089,758
Fund shares sold	210,291
Dividends	1,507,599
Investment for trustee deferred compensation and retirement plans	105,798
Other assets	45,985
Total assets	557,309,907

Liabilities:
Payable for:
Investments purchased	749,189
Fund shares reacquired	303,428
Accrued foreign taxes	575,309
Collateral upon return of securities loaned	3,145,062
Accrued fees to affiliates	356,940
Accrued other operating expenses	184,691
Trustee deferred compensation and retirement plans	116,672
Total liabilities	5,431,291
Net assets applicable to shares outstanding	$551,878,616

Net assets consist of:
Shares of beneficial interest	$390,524,469
Distributable earnings	161,354,147
$551,878,616

Net Assets:
Class A	$367,764,413
Class C	$11,891,663
Class Y	$146,810,277
Class R6	$25,412,263

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,362,843
Class C	449,782
Class Y	4,924,698
Class R6	853,913
Class A:
Net asset value per share	$29.75
Maximum offering price per share (Net asset value of $29.75 ÷ 94.50%)	$31.48
Class C:
Net asset value and offering price per share	$26.44
Class Y:
Net asset value and offering price per share	$29.81
Class R6:
Net asset value and offering price per share	$29.76

*	At April 30, 2022, security with a value of $3,285,430 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV Asia Pacific Equity Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $288,887)	$4,510,421

Dividends from affiliated money market funds (includes securities lending income of $1,020)	11,101

Non-cash dividend income	903,398

Total investment income	5,424,920

Expenses:
Advisory fees	2,981,865

Administrative services fees	47,204

Custodian fees	99,616

Distribution fees:
Class A	513,953

Class C	68,296

Transfer agent fees – A, C and Y	559,284

Transfer agent fees – R6	12,420

Trustees’ and officers’ fees and benefits	10,815

Registration and filing fees	34,965

Reports to shareholders	36,377

Professional services fees	33,352

Other	6,617

Total expenses	4,404,764

Less: Fees waived and/or expense offset arrangement(s)	(9,842)

Net expenses	4,394,922

Net investment income	1,029,998

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	26,563,588

Affiliated investment securities	(292)

Foreign currencies	(31,576)

26,531,720

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $23,923)	(113,403,454)

Affiliated investment securities	(2,246)

Foreign currencies	(44,304)

(113,450,004)

Net realized and unrealized gain (loss)	(86,918,284)

Net increase (decrease) in net assets resulting from operations	$(85,888,286)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV Asia Pacific Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$1,029,998	$2,066,034

Net realized gain	26,531,720	51,103,824

Change in net unrealized appreciation (depreciation)	(113,450,004)	13,836,921

Net increase (decrease) in net assets resulting from operations	(85,888,286)	67,006,779

Distributions to shareholders from distributable earnings:
Class A	(30,871,680)	(33,752,095)

Class C	(1,135,129)	(1,877,272)

Class Y	(11,823,956)	(12,868,796)

Class R6	(6,813,606)	(8,742,429)

Total distributions from distributable earnings	(50,644,371)	(57,240,592)

Share transactions–net:
Class A	5,307,513	3,390,566

Class C	(738,098)	(7,801,060)

Class Y	12,289,192	11,664,145

Class R6	(51,884,241)	(16,827,003)

Net increase (decrease) in net assets resulting from share transactions	(35,025,634)	(9,573,352)

Net increase (decrease) in net assets	(171,558,291)	192,835

Net assets:
Beginning of period	723,436,907	723,244,072

End of period	$551,878,616	$723,436,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV Asia Pacific Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$36.69	$ 0.04	$(4.42)	$(4.38)	$(0.06)	$(2.50)	$(2.56)	$29.75	(12.65)%	$367,764	1.44	%(d)	1.44	%(d)	0.22	%(d)	8%
Year ended 10/31/21	36.20	0.07	3.23	3.30	(0.10)	(2.71)	(2.81)	36.69	8.97	447,947	1.38		1.38		0.17		15
Year ended 10/31/20	33.15	0.13	5.12	5.25	(0.35)	(1.85)	(2.20)	36.20	16.67	438,473	1.44		1.45		0.40		27
Year ended 10/31/19	30.30	0.35	4.60	4.95	(0.34)	(1.76)	(2.10)	33.15	17.17	433,120	1.43		1.44		1.08		17
Year ended 10/31/18	36.95	0.36	(4.21)	(3.85)	(0.28)	(2.52)	(2.80)	30.30	(11.39)	395,319	1.44		1.46		1.04		21
Year ended 10/31/17	31.60	0.28	5.69	5.97	(0.30)	(0.32)	(0.62)	36.95	19.32	495,214	1.45		1.47		0.85		18
Class C
Six months ended 04/30/22	32.94	(0.08)	(3.92)	(4.00)	–	(2.50)	(2.50)	26.44	(12.95)	11,892	2.19	(d)	2.19	(d)	(0.53	)(d)	8
Year ended 10/31/21	32.90	(0.20)	2.95	2.75	–	(2.71)	(2.71)	32.94	8.16	15,631	2.13		2.13		(0.58)		15
Year ended 10/31/20	30.25	(0.10)	4.65	4.55	(0.05)	(1.85)	(1.90)	32.90	15.78	23,167	2.19		2.20		(0.35)		27
Year ended 10/31/19	27.77	0.10	4.21	4.31	(0.07)	(1.76)	(1.83)	30.25	16.29	31,409	2.18		2.19		0.33		17
Year ended 10/31/18	34.08	0.09	(3.86)	(3.77)	(0.02)	(2.52)	(2.54)	27.77	(12.05)	53,201	2.19		2.21		0.29		21
Year ended 10/31/17	29.17	0.03	5.27	5.30	(0.07)	(0.32)	(0.39)	34.08	18.44	70,146	2.20		2.22		0.10		18
Class Y
Six months ended 04/30/22	36.83	0.08	(4.44)	(4.36)	(0.16)	(2.50)	(2.66)	29.81	(12.57)	146,810	1.19	(d)	1.19	(d)	0.47	(d)	8
Year ended 10/31/21	36.31	0.16	3.25	3.41	(0.18)	(2.71)	(2.89)	36.83	9.28	167,045	1.13		1.13		0.42		15
Year ended 10/31/20	33.25	0.21	5.13	5.34	(0.43)	(1.85)	(2.28)	36.31	16.95	154,378	1.19		1.20		0.65		27
Year ended 10/31/19	30.41	0.43	4.60	5.03	(0.43)	(1.76)	(2.19)	33.25	17.44	170,249	1.18		1.19		1.33		17
Year ended 10/31/18	37.07	0.45	(4.23)	(3.78)	(0.36)	(2.52)	(2.88)	30.41	(11.17)	172,297	1.19		1.21		1.29		21
Year ended 10/31/17	31.69	0.36	5.71	6.07	(0.37)	(0.32)	(0.69)	37.07	19.66	267,942	1.20		1.22		1.10		18
Class R6
Six months ended 04/30/22	36.83	0.11	(4.45)	(4.34)	(0.23)	(2.50)	(2.73)	29.76	(12.55)	25,412	1.03	(d)	1.03	(d)	0.63	(d)	8
Year ended 10/31/21	36.32	0.22	3.25	3.47	(0.25)	(2.71)	(2.96)	36.83	9.44	92,813	0.97		0.97		0.58		15
Year ended 10/31/20	33.27	0.28	5.12	5.40	(0.50)	(1.85)	(2.35)	36.32	17.16	107,226	0.99		1.00		0.85		27
Year ended 10/31/19	30.43	0.49	4.61	5.10	(0.50)	(1.76)	(2.26)	33.27	17.70	96,533	0.98		0.99		1.53		17
Year ended 10/31/18	37.10	0.51	(4.22)	(3.71)	(0.44)	(2.52)	(2.96)	30.43	(11.00)	87,386	1.01		1.03		1.47		21
Period ended 10/31/17(e)	32.81	0.27	4.02	4.29	–	–	–	37.10	13.08	122,996	1.01	(d)	1.03	(d)	1.29	(d)	18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV Asia Pacific Equity Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV Asia Pacific Equity Fund, formerly Invesco Asia Pacific Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco EQV Asia Pacific Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

12	Invesco EQV Asia Pacific Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio- economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.

Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Amount over $10 billion	0.760%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.91%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

13	Invesco EQV Asia Pacific Equity Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $9,716.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $26,879 in front-end sales commissions from the sale of Class A shares and $442 and $382 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $173 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$15,433,895	$–	$ 15,433,895
China	49,412,974	109,672,340	–	159,085,314
Hong Kong	–	26,320,741	–	26,320,741
India	17,487,271	9,045,380	–	26,532,651
Indonesia	–	64,137,738	–	64,137,738
Macau	–	7,122,922	–	7,122,922
Malaysia	–	19,406,326	–	19,406,326
New Zealand	–	10,965,751	–	10,965,751
Philippines	–	37,859,872	–	37,859,872
Singapore	–	19,706,808	–	19,706,808
South Korea	–	41,300,051	–	41,300,051
Taiwan	–	34,234,709	–	34,234,709
Thailand	–	19,423,074	–	19,423,074
United States	33,440,250	7,027,140	–	40,467,390
Vietnam	–	9,236,547	–	9,236,547
Money Market Funds	19,686,554	3,145,068	–	22,831,622
Total Investments	$120,027,049	$434,038,362	$–	$554,065,411

14	Invesco EQV Asia Pacific Equity Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $126.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $51,097,273 and $121,741,922, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$159,238,555

Aggregate unrealized (depreciation) of investments	(24,607,951)

Net unrealized appreciation of investments	$134,630,604

Cost of investments for tax purposes is $ 419,434,807.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	393,878	$12,957,697	1,055,106	$40,878,456

Class C	57,105	1,673,221	109,717	3,916,065

Class Y	826,585	26,312,736	1,071,817	41,374,912

Class R6	140,004	4,386,485	255,879	9,560,023

Issued as reinvestment of dividends:
Class A	848,289	28,137,754	825,110	30,834,363

Class C	34,846	1,030,040	51,722	1,746,651

Class Y	284,922	9,462,263	282,750	10,580,517

Class R6	42,783	1,418,688	204,038	7,626,943

Automatic conversion of Class C shares to Class A shares:
Class A	39,324	1,280,498	218,755	8,279,134

Class C	(44,124)	(1,280,498)	(242,383)	(8,279,134)

15	Invesco EQV Asia Pacific Equity Fund

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,126,336)	$(37,068,436)	(2,005,215)	$(76,601,387)

Class C	(72,522)	(2,160,861)	(148,756)	(5,184,642)

Class Y	(722,911)	(23,485,807)	(1,070,116)	(40,291,284)

Class R6	(1,848,915)	(57,689,414)	(891,926)	(34,013,969)

Net increase (decrease) in share activity	(1,147,072)	$(35,025,634)	(283,502)	$(9,573,352)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco EQV Asia Pacific Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$873.50	$6.69	$1,017.65	$7.20	1.44%
Class C	1,000.00	870.50	10.16	1,013.93	10.94	2.19
Class Y	1,000.00	874.30	5.53	1,018.89	5.96	1.19
Class R6	1,000.00	874.50	4.79	1,019.69	5.16	1.03

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco EQV Asia Pacific Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	APG-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco EQV European Equity Fund

Effective February 28, 2022, Invesco European Growth Fund was renamed Invesco EQV European Equity Fund.

Nasdaq:

A: AEDAX ∎ C: AEDCX ∎ R: AEDRX ∎ Y: AEDYX ∎ Investor: EGINX ∎ R6: AEGSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-21.07%
Class C Shares	-21.36
Class R Shares	-21.17
Class Y Shares	-20.97
Investor Class Shares	-21.05
Class R6 Shares	-20.93
MSCI Europe Index▼ (Broad Market Index)	-11.73

Source(s): ▼RIMES Technologies Corp.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV European Equity Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	7.98%
10 Years	3.44
5 Years	-0.61
1 Year	-22.18

Class C Shares
Inception (11/3/97)	7.98%
10 Years	3.41
5 Years	-0.23
1 Year	-19.00

Class R Shares
Inception (6/3/02)	6.65%
10 Years	3.78
5 Years	0.28
1 Year	-17.85

Class Y Shares
Inception (10/3/08)	5.36%
10 Years	4.30
5 Years	0.78
1 Year	-17.43

Investor Class Shares
Inception (9/30/03)	7.30%
10 Years	4.09
5 Years	0.59
1 Year	-17.58

Class R6 Shares
10 Years	4.23%
5 Years	0.90
1 Year	-17.36

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV European Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV European Equity Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-96.19%
Denmark-3.45%
Carlsberg A/S, Class B	86,634	$10,965,722

Novo Nordisk A/S, Class B	142,499	16,297,890

		27,263,612

France-16.07%
Air Liquide S.A.	74,307	12,828,585

Arkema S.A.	138,422	15,622,363

Bollore SE	4,921,823	22,855,818

Criteo S.A., ADR(a)	328,228	8,133,490

Kaufman & Broad S.A.	466,579	14,226,469

Kering S.A.	12,784	6,790,263

LVMH Moet Hennessy Louis Vuitton SE	16,426	10,510,927

Metropole Television S.A.	556,365	10,290,029

Pernod Ricard S.A.	45,676	9,410,848

Schneider Electric SE	115,255	16,415,086

		127,083,878

Germany-4.44%
Deutsche Boerse AG	118,434	20,758,297

flatexDEGIRO AG(a)	514,968	8,895,984

MTU Aero Engines AG	27,053	5,471,139

		35,125,420

Hungary-1.87%
Gedeon Richter PLC	742,769	14,763,534

Ireland-5.94%
CRH PLC	375,284	14,886,671

Flutter Entertainment PLC(a)	93,039	9,347,381

ICON PLC(a)	60,739	13,739,769

Origin Enterprises PLC	1,997,294	8,970,707

		46,944,528

Italy-6.43%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,245,111	19,426,415

FinecoBank Banca Fineco S.p.A.	1,555,986	21,435,936

Technogym S.p.A.(b)	1,329,540	10,018,547

		50,880,898

Netherlands-11.69%
Aalberts N.V.	218,509	10,534,138

ASML Holding N.V.	14,699	8,316,237

Heineken N.V.	189,036	18,437,255

Prosus N.V.	294,470	14,199,550

SBM Offshore N.V.	1,057,816	15,334,952

Signify N.V.	308,011	13,005,213

Wolters Kluwer N.V.	124,512	12,594,419

		92,421,764

Norway-0.80%
TGS ASA	411,377	6,355,405

Russia-0.00%
Sberbank of Russia PJSC, Preference Shares(c)	11,172,332	11

	Shares	Value

Russia-(continued)
Yandex N.V., Class A(a)(c)	301,028	$1

		12

Spain-2.53%
Amadeus IT Group S.A.(a)	175,830	10,963,570

Construcciones y Auxiliar de Ferrocarriles S.A.	293,713	9,039,044

		20,002,614

Sweden-8.18%
Husqvarna AB, Class B(d)	851,637	8,147,280

Investor AB, Class B	911,024	17,502,317

Lifco AB, Class B	372,302	7,811,207

Sandvik AB(d)	1,377,743	25,905,611

Svenska Handelsbanken AB, Class A	524,007	5,282,142

		64,648,557

Switzerland-5.17%
Kuehne + Nagel International AG, Class R	28,218	7,912,641

Logitech International S.A., Class R	185,884	12,044,983

OC Oerlikon Corp. AG	558,622	3,974,172

Roche Holding AG	45,780	16,955,385

		40,887,181

Turkey-1.09%
Haci Omer Sabanci Holding A.S.	6,421,892	8,582,280

United Kingdom-26.79%
Ashtead Group PLC	174,429	9,018,287

Clarkson PLC	329,590	15,120,307

DCC PLC	450,060	34,005,396

Diploma PLC	237,409	8,121,401

FDM Group Holdings PLC	554,228	7,092,267

Hays PLC	6,823,238	10,378,836

HomeServe PLC	1,716,509	21,154,682

IG Group Holdings PLC	2,408,854	24,595,346

Jupiter Fund Management PLC	2,269,473	5,047,067

Linde PLC	21,253	6,630,086

Reckitt Benckiser Group PLC	244,284	19,057,008

Savills PLC	1,764,234	23,613,171

Travis Perkins PLC	515,033	7,841,062

Ultra Electronics Holdings PLC	492,806	20,116,476

		211,791,392

United States-1.74%
Nestle S.A.	106,612	13,764,193

Total Common Stocks & Other Equity Interests (Cost $663,055,447)		760,515,268

Money Market Funds-3.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f)	8,111,593	8,111,593

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(e)(f)	7,293,913	7,292,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV European Equity Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.23%(e)(f)	9,270,392	$9,270,392

Total Money Market Funds (Cost $24,673,446)		24,674,440

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.31% (Cost $687,728,893)		785,189,708

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.46%
Invesco Private Government Fund, 0.40%(e)(f)(g)	10,581,844	10,581,844

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.35%(e)(f)(g)	24,690,969	$24,690,969

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,272,813)		35,272,813

TOTAL INVESTMENTS IN SECURITIES–103.77% (Cost $723,001,706)		820,462,521

OTHER ASSETS LESS LIABILITIES–(3.77)%		(29,826,219)

NET ASSETS–100.00%		$790,636,302

Investment Abbreviations:

ADR – American Depositary Receipt

RSP – Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented 1.27% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	All or a portion of this security was out on loan at April 30, 2022.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,739,892	$50,938,341	$(50,566,640)	$-	$-	$8,111,593	$1,176
Invesco Liquid Assets Portfolio, Institutional Class	7,531,081	36,384,530	(36,619,447)	(4,516)	807	7,292,455	2,298
Invesco Treasury Portfolio, Institutional Class	8,845,590	58,215,247	(57,790,445)	-	-	9,270,392	1,893
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,903,960	25,370,241	(24,692,357)	-	-	10,581,844	2,468*
Invesco Private Prime Fund	23,109,240	44,033,303	(42,450,458)	-	(1,116)	24,690,969	5,854*
Total	$57,129,763	$214,941,662	$(212,119,347)	$(4,516)	$(309)	$59,947,253	$13,689

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV European Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Industrials	33.64%

Financials	14.18

Consumer Staples	10.20

Consumer Discretionary	8.23

Health Care	7.81

Materials	6.32

Communication Services	5.22

Information Technology	4.86

Real Estate	2.99

Energy	2.74

Money Market Funds Plus Other Assets Less Liabilities	3.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV European Equity Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $663,055,447)*	$760,515,268

Investments in affiliated money market funds, at value (Cost $59,946,259)	59,947,253

Foreign currencies, at value (Cost $617,703)	613,331

Receivable for:
Investments sold	4,541,890

Fund shares sold	410,914

Dividends	6,578,515

Investment for trustee deferred compensation and retirement plans	174,310

Other assets	66,763

Total assets	832,848,244

Liabilities:

Payable for:
Investments purchased	5,403,636

Fund shares reacquired	730,013

Collateral upon return of securities loaned	35,272,813

Accrued fees to affiliates	440,030

Accrued other operating expenses	173,317

Trustee deferred compensation and retirement plans	192,133

Total liabilities	42,211,942

Net assets applicable to shares outstanding	$790,636,302

Net assets consist of:

Shares of beneficial interest	$657,444,017

Distributable earnings	133,192,285

$790,636,302

Net Assets:

Class A	$264,548,626

Class C	$12,314,678

Class R	$5,405,822

Class Y	$408,312,772

Investor Class	$95,917,016

Class R6	$4,137,388

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	8,085,873

Class C	405,927

Class R	165,618

Class Y	12,466,134

Investor Class	2,941,259

Class R6	126,406

Class A:
Net asset value per share	$32.72

Maximum offering price per share (Net asset value of $32.72 ÷ 94.50%)	$34.62

Class C:
Net asset value and offering price per share	$30.34

Class R:
Net asset value and offering price per share	$32.64

Class Y:
Net asset value and offering price per share	$32.75

Investor Class:
Net asset value and offering price per share	$32.61

Class R6:
Net asset value and offering price per share	$32.73

*	At April 30, 2022, securities with an aggregate value of $34,317,663 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV European Equity Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest	$7,654

Dividends (net of foreign withholding taxes of $2,416,556)	9,132,709

Dividends from affiliated money market funds (includes securities lending income of $21,476)	26,843

Foreign withholding tax claims	1,523,564

Total investment income	10,690,770

Expenses:
Advisory fees	4,485,663

Administrative services fees	76,596

Custodian fees	86,475

Distribution fees:
Class A	396,294

Class C	82,966

Class R	15,986

Investor Class	119,468

Transfer agent fees – A, C, R, Y and Investor	698,609

Transfer agent fees – R6	792

Trustees’ and officers’ fees and benefits	12,153

Registration and filing fees	46,399

Reports to shareholders	40,726

Professional services fees	30,994

Other	7,850

Total expenses	6,100,971

Less: Fees waived and/or expense offset arrangement(s)	(5,174)

Net expenses	6,095,797

Net investment income	4,594,973

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	59,341,705

Affiliated investment securities	(309)

Foreign currencies	(67,126)

59,274,270

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(291,314,298)

Affiliated investment securities	(4,516)

Foreign currencies	(321,921)

(291,640,735)

Net realized and unrealized gain (loss)	(232,366,465)

Net increase (decrease) in net assets resulting from operations	$(227,771,492)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV European Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$4,594,973	$13,222,530

Net realized gain	59,274,270	99,979,868

Change in net unrealized appreciation (depreciation)	(291,640,735)	225,496,596

Net increase (decrease) in net assets resulting from operations	(227,771,492)	338,698,994

Distributions to shareholders from distributable earnings:

Class A	(30,271,909)	(4,332,934)

Class C	(1,645,602)	(132,308)

Class R	(595,162)	(71,734)

Class Y	(53,433,019)	(9,434,694)

Investor Class	(10,970,302)	(1,665,385)

Class R6	(597,707)	(160,084)

Total distributions from distributable earnings	(97,513,701)	(15,797,139)

Share transactions–net:

Class A	8,593,384	(27,347,605)

Class C	(2,841,004)	(8,577,015)

Class R	46,851	(716,021)

Class Y	(44,414,615)	(74,124,325)

Investor Class	4,839,892	(11,181,237)

Class R6	(1,030,430)	(3,775,365)

Net increase (decrease) in net assets resulting from share transactions	(34,805,922)	(125,721,568)

Net increase (decrease) in net assets	(360,091,115)	197,180,287

Net assets:

Beginning of period	1,150,727,417	953,547,130

End of period	$790,636,302	$1,150,727,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV European Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$45.47	$0.15	$ (9.03)	$ (8.88)	$(1.04)	$(2.83)	$(3.87)	$32.72	(21.07)%		$264,549	1.35	%(d)	1.35	%(d)	0.80	%(d)	14%
Year ended 10/31/21	33.73	0.44	11.81	12.25	(0.51)	-	(0.51)	45.47	36.58		359,154	1.35		1.35		1.02		18
Year ended 10/31/20	38.76	0.30	(4.31)	(4.01)	(1.02)	-	(1.02)	33.73	(10.74)		287,960	1.36		1.37		0.84		27
Year ended 10/31/19	35.55	0.74	2.94	3.68	(0.47)	-	(0.47)	38.76	10.57		386,369	1.35		1.36		2.02		10
Year ended 10/31/18	40.95	0.58	(5.21)	(4.63)	(0.77)	-	(0.77)	35.55	(11.54)		402,331	1.34		1.35		1.45		16
Year ended 10/31/17	32.88	0.48	8.12	8.60	(0.53)	-	(0.53)	40.95	26.53		506,795	1.38		1.39		1.32		22
Class C
Six months ended 04/30/22	42.22	0.01	(8.38)	(8.37)	(0.68)	(2.83)	(3.51)	30.34	(21.36)		12,315	2.10	(d)	2.10	(d)	0.05	(d)	14
Year ended 10/31/21	31.31	0.11	11.00	11.11	(0.20)	-	(0.20)	42.22	35.56		20,596	2.10		2.10		0.27		18
Year ended 10/31/20	35.97	0.03	(4.04)	(4.01)	(0.65)	-	(0.65)	31.31	(11.43)		22,166	2.11		2.12		0.09		27
Year ended 10/31/19	32.94	0.43	2.75	3.18	(0.15)	-	(0.15)	35.97	9.72		38,236	2.10		2.11		1.27		10
Year ended 10/31/18	38.01	0.26	(4.82)	(4.56)	(0.51)	-	(0.51)	32.94	(12.18)		71,859	2.09		2.10		0.70		16
Year ended 10/31/17	30.50	0.19	7.56	7.75	(0.24)	-	(0.24)	38.01	25.58		90,488	2.13		2.14		0.57		22
Class R
Six months ended 04/30/22	45.29	0.11	(9.01)	(8.90)	(0.92)	(2.83)	(3.75)	32.64	(21.16)		5,406	1.60	(d)	1.60	(d)	0.55	(d)	14
Year ended 10/31/21	33.59	0.33	11.78	12.11	(0.41)	-	(0.41)	45.29	36.25		7,420	1.60		1.60		0.77		18
Year ended 10/31/20	38.59	0.21	(4.32)	(4.11)	(0.89)	-	(0.89)	33.59	(10.98)		6,092	1.61		1.62		0.59		27
Year ended 10/31/19	35.38	0.64	2.93	3.57	(0.36)	-	(0.36)	38.59	10.26		7,803	1.60		1.61		1.77		10
Year ended 10/31/18	40.76	0.48	(5.18)	(4.70)	(0.68)	-	(0.68)	35.38	(11.74)		10,795	1.59		1.60		1.20		16
Year ended 10/31/17	32.71	0.39	8.09	8.48	(0.43)	-	(0.43)	40.76	26.24		13,655	1.63		1.64		1.07		22
Class Y
Six months ended 04/30/22	45.58	0.20	(9.05)	(8.85)	(1.15)	(2.83)	(3.98)	32.75	(20.99)		408,313	1.10	(d)	1.10	(d)	1.05	(d)	14
Year ended 10/31/21	33.81	0.54	11.84	12.38	(0.61)	-	(0.61)	45.58	36.93		628,317	1.10		1.10		1.27		18
Year ended 10/31/20	38.85	0.39	(4.31)	(3.92)	(1.12)	-	(1.12)	33.81	(10.51)		524,899	1.11		1.12		1.09		27
Year ended 10/31/19	35.67	0.83	2.93	3.76	(0.58)	-	(0.58)	38.85	10.81		700,808	1.10		1.11		2.27		10
Year ended 10/31/18	41.06	0.68	(5.21)	(4.53)	(0.86)	-	(0.86)	35.67	(11.29)		820,248	1.09		1.10		1.70		16
Year ended 10/31/17	32.98	0.58	8.13	8.71	(0.63)	-	(0.63)	41.06	26.85		911,498	1.13		1.14		1.57		22
Investor Class
Six months ended 04/30/22	45.37	0.16	(9.00)	(8.84)	(1.09)	(2.83)	(3.92)	32.61	(21.05	)(e)	95,917	1.31	(d)(e)	1.31	(d)(e)	0.84	(d)(e)	14
Year ended 10/31/21	33.65	0.48	11.79	12.27	(0.55)	-	(0.55)	45.37	36.73	(e)	128,214	1.24	(e)	1.24	(e)	1.13	(e)	18
Year ended 10/31/20	38.67	0.33	(4.31)	(3.98)	(1.04)	-	(1.04)	33.65	(10.68	)(e)	103,954	1.27	(e)	1.28	(e)	0.93	(e)	27
Year ended 10/31/19	35.48	0.76	2.93	3.69	(0.50)	-	(0.50)	38.67	10.61	(e)	133,149	1.29	(e)	1.30	(e)	2.08	(e)	10
Year ended 10/31/18	40.86	0.60	(5.19)	(4.59)	(0.79)	-	(0.79)	35.48	(11.47	)(e)	133,359	1.29	(e)	1.30	(e)	1.50	(e)	16
Year ended 10/31/17	32.80	0.50	8.10	8.60	(0.54)	-	(0.54)	40.86	26.61	(e)	166,324	1.32	(e)	1.33	(e)	1.38	(e)	22
Class R6
Six months ended 04/30/22	45.58	0.23	(9.04)	(8.81)	(1.21)	(2.83)	(4.04)	32.73	(20.93)		4,137	0.99	(d)	0.99	(d)	1.16	(d)	14
Year ended 10/31/21	33.81	0.59	11.84	12.43	(0.66)	-	(0.66)	45.58	37.08		7,026	0.98		0.98		1.39		18
Year ended 10/31/20	38.86	0.43	(4.32)	(3.89)	(1.16)	-	(1.16)	33.81	(10.43)		8,477	0.99		1.00		1.21		27
Year ended 10/31/19	35.68	0.87	2.94	3.81	(0.63)	-	(0.63)	38.86	10.96		8,613	0.98		0.99		2.39		10
Year ended 10/31/18	41.09	0.72	(5.21)	(4.49)	(0.92)	-	(0.92)	35.68	(11.20)		9,925	0.99		1.00		1.80		16
Period ended 10/31/17(f)	35.50	0.40	5.19	5.59	-	-	-	41.09	15.75		4,723	0.96	(d)	0.97	(d)	1.74	(d)	22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.21%, 0.14%, 0.16%, 0.19%, 0.20% and 0.19% for the six months ended April 30, 2022 and for each of the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(f)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV European Equity Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV European Equity Fund, formerly Invesco European Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco EQV European Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco EQV European Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $5,005.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14	Invesco EQV European Equity Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $11,294 in front-end sales commissions from the sale of Class A shares and $15 and $249 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $331 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3– Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Denmark	$–	$27,263,612	$ –	$27,263,612

France	8,133,490	118,950,388	–	127,083,878

Germany	–	35,125,420	–	35,125,420

Hungary	–	14,763,534	–	14,763,534

Ireland	13,739,769	33,204,759	–	46,944,528

Italy	–	50,880,898	–	50,880,898

Netherlands	–	92,421,764	–	92,421,764

Norway	–	6,355,405	–	6,355,405

Russia	–	–	12	12

Spain	–	20,002,614	–	20,002,614

Sweden	–	64,648,557	–	64,648,557

Switzerland	–	40,887,181	–	40,887,181

Turkey	–	8,582,280	–	8,582,280

United Kingdom	6,630,086	205,161,306	–	211,791,392

United States	–	13,764,193	–	13,764,193

Money Market Funds	24,674,440	35,272,813	–	59,947,253

Total Investments	$53,177,785	$767,284,724	$12	$820,462,521

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $169.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

15	Invesco EQV European Equity Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $140,373,237 and $280,896,517, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$157,218,396

Aggregate unrealized (depreciation) of investments	(87,310,528)

Net unrealized appreciation of investments	$ 69,907,868

Cost of investments for tax purposes is $ 750,554,653.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	239,701	$9,463,240	487,483	$20,795,527

Class C	10,912	396,672	39,070	1,552,563

Class R	10,434	402,045	25,349	1,068,463

Class Y	817,153	31,392,623	1,560,556	66,111,697

Investor Class	14,692	585,802	60,517	2,552,827

Class R6	25,871	951,356	39,698	1,731,663

Issued as reinvestment of dividends:
Class A	671,928	26,816,643	97,439	3,811,815

Class C	37,200	1,380,497	2,977	108,822

Class R	14,784	589,150	1,825	71,265

Class Y	928,843	37,079,406	204,943	8,017,382

Investor Class	243,268	9,677,197	38,415	1,498,177

Class R6	13,696	546,053	4,018	157,063

Automatic conversion of Class C shares to Class A shares:
Class A	64,889	2,446,749	112,073	4,704,313

Class C	(69,868)	(2,446,749)	(120,210)	(4,704,313)

16	Invesco EQV European Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(790,061)	$(30,133,248)	(1,335,829)	$(56,659,260)

Class C	(60,113)	(2,171,424)	(141,957)	(5,534,087)

Class R	(23,426)	(944,344)	(44,689)	(1,855,749)

Class Y	(3,065,934)	(112,886,644)	(3,505,257)	(148,253,404)

Investor Class	(142,541)	(5,423,107)	(362,086)	(15,232,241)

Class R6	(67,314)	(2,527,839)	(140,282)	(5,664,091)

Net increase (decrease) in share activity	(1,125,886)	$(34,805,922)	(2,975,947)	$(125,721,568)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco EQV European Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$789.30	$5.99	$1,018.10	$6.76	1.35%
Class C	1,000.00	786.40	9.30	1,014.38	10.49	2.10
Class R	1,000.00	788.30	7.09	1,016.86	8.00	1.60
Class Y	1,000.00	790.30	4.88	1,019.34	5.51	1.10
Investor Class	1,000.00	789.50	5.81	1,018.30	6.56	1.31
Class R6	1,000.00	790.70	4.40	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco EQV European Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	EGR-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Global Focus Fund

Nasdaq:

A: GLVAX ∎ C: GLVCX ∎ R: GLVNX ∎ Y: GLVYX ∎ R5: GFFDX ∎ R6: GLVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-31.86%
Class C Shares	-32.11
Class R Shares	-31.94
Class Y Shares	-31.77
Class R5 Shares	-31.73
Class R6 Shares	-31.73
MSCI All Country World Index▼	-11.63

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Focus Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (10/1/07)	6.20%
10 Years	8.96
5 Years	8.13
1 Year	-31.46

Class C Shares
Inception (10/1/07)	6.22%
10 Years	8.91
5 Years	8.53
1 Year	-28.70

Class R Shares
Inception (10/1/07)	6.41%
10 Years	9.30
5 Years	9.09
1 Year	-27.66

Class Y Shares
Inception (10/1/07)	6.98%
10 Years	9.85
5 Years	9.62
1 Year	-27.30

Class R5 Shares
10 Years	9.70%
5 Years	9.59
1 Year	-27.21

Class R6 Shares
Inception (8/28/12)	10.64%
5 Years	9.79
1 Year	-27.21

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Global Focus Fund (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Focus Fund. The Fund was subsequently renamed the Invesco Global Focus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Focus Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Focus Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.11%
Apparel, Accessories & Luxury Goods–4.96%
Hermes International (France)	26,274	$32,327,650

Application Software–5.93%
Nice Ltd., ADR (Israel)(b)	70,558	14,563,877

salesforce.com, inc.(b)	137,228	24,143,894

		38,707,771

Biotechnology–1.49%
BeiGene Ltd., ADR (China)(b)	45,222	7,235,520

Twist Bioscience Corp.(b)	86,109	2,483,383

		9,718,903

Data Processing & Outsourced Services–14.44%
Adyen N.V. (Netherlands)(b)(c)	16,228	27,140,651

Amadeus IT Group S.A. (Spain)(b)	293,562	18,304,542

Mastercard, Inc., Class A	98,736	35,878,688

Visa, Inc., Class A	60,608	12,917,383

		94,241,264

Food Retail–0.63%
HelloFresh SE (Germany)(b)	96,127	4,110,980

Health Care Equipment–4.05%
ABIOMED, Inc.(b)	19,210	5,505,202

Edwards Lifesciences Corp.(b)	18,256	1,931,120

Stryker Corp.	78,809	19,013,459

		26,449,781

Hotels, Resorts & Cruise Lines–1.88%
Airbnb, Inc., Class A(b)	79,946	12,248,527

Integrated Telecommunication Services–0.37%
Cellnex Telecom S.A. (Spain)(c)	51,516	2,407,990

Interactive Home Entertainment–1.91%
Sea Ltd., ADR (Taiwan)(b)	150,554	12,459,849

Interactive Media & Services–17.33%
Alphabet, Inc., Class A(b)	14,788	33,749,026

Meta Platforms, Inc., Class A(b)	229,763	46,060,588

Tencent Holdings Ltd. (China)	709,600	33,284,058

		113,093,672

Internet & Direct Marketing Retail–9.23%
Alibaba Group Holding Ltd., ADR (China)(b)	228,645	22,199,143

Amazon.com, Inc.(b)	13,370	33,232,873

Investment Abbreviations:

ADR - American Depositary Receipt

	Shares	Value

Internet & Direct Marketing Retail–(continued)
JD.com, Inc., A Shares (China)(b)	153,092	$4,771,951

		60,203,967

Internet Services & Infrastructure–3.23%
Twilio, Inc., Class A(b)	188,719	21,102,559

Life Sciences Tools & Services–17.67%
Biotage AB (Sweden)	206,557	4,244,813

Illumina, Inc.(b)	115,451	34,248,539

Lonza Group AG (Switzerland)	24,778	14,547,066

Tecan Group AG, Class R (Switzerland)	43,792	13,160,284

Thermo Fisher Scientific, Inc.	66,253	36,632,609

Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,712,500	12,427,421

		115,260,732

Pharmaceuticals–4.58%
Novo Nordisk A/S, Class B (Denmark)	261,444	29,901,863

Semiconductor Equipment–1.48%
ASML Holding N.V. (Netherlands)	17,038	9,639,570

Semiconductors–0.59%
Infineon Technologies AG (Germany)	133,844	3,872,154

Systems Software–7.46%
Crowdstrike Holdings, Inc., Class A(b)	154,116	30,632,096

ServiceNow, Inc.(b)	37,707	18,027,717

		48,659,813

Trucking–2.88%
Uber Technologies, Inc.(b)	597,600	18,812,448

Total Common Stocks & Other Equity Interests (Cost $542,060,997)		653,219,493

Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	320,756	320,756

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	229,157	229,111

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	366,578	366,578

Total Money Market Funds (Cost $916,445)		916,445

TOTAL INVESTMENTS IN SECURITIES–100.25% (Cost $542,977,442)		654,135,938

OTHER ASSETS LESS LIABILITIES–(0.25)%		(1,653,100)

NET ASSETS–100.00%		$652,482,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Focus Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $41,976,062, which represented 6.43% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$71	$17,625,466	$(17,304,781)	$-	$-	$320,756	$194
Invesco Liquid Assets Portfolio, Institutional Class	-	12,589,618	(12,360,241)	-	(266)	229,111	160
Invesco Treasury Portfolio, Institutional Class	81	20,143,389	(19,776,892)	-	-	366,578	167
Total	$152	$50,358,473	$(49,441,914)	$-	$(266)	$916,445	$521

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	33.14%
Health Care	27.79
Communication Services	19.61
Consumer Discretionary	16.06
Industrials	2.88
Consumer Staples	0.63
Money Market Funds Plus Other Assets Less Liabilities	(0.11)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Focus Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $542,060,997)	$653,219,493
Investments in affiliated money market funds, at value (Cost $916,445)	916,445
Cash	100,000
Foreign currencies, at value (Cost $238,190)	234,337
Receivable for:
Fund shares sold	354,109
Dividends	571,778
Investment for trustee deferred compensation and retirement plans	27,920
Other assets	63,738
Total assets	655,487,820

Liabilities:
Payable for:
Investments purchased	1,660,194
Fund shares reacquired	911,123
Accrued fees to affiliates	338,613
Accrued other operating expenses	67,132
Trustee deferred compensation and retirement plans	27,920
Total liabilities	3,004,982
Net assets applicable to shares outstanding	$652,482,838

Net assets consist of:
Shares of beneficial interest	$533,439,443
Distributable earnings	119,043,395
$652,482,838

Net Assets:
Class A	$270,721,796
Class C	$35,840,894
Class R	$27,012,402
Class Y	$281,818,954
Class R5	$8,405
Class R6	$37,080,387

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,822,266
Class C	717,151
Class R	500,758
Class Y	4,853,623
Class R5	148
Class R6	626,907
Class A:
Net asset value per share	$56.14
Maximum offering price per share (Net asset value of $56.14 ÷ 94.50%)	$59.41
Class C:
Net asset value and offering price per share	$49.98
Class R:
Net asset value and offering price per share	$53.94
Class Y:
Net asset value and offering price per share	$58.06
Class R5:
Net asset value and offering price per share	$56.79
Class R6:
Net asset value and offering price per share	$59.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Focus Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $98,192)	$934,843

Dividends from affiliated money market funds	521

Non-cash dividend income	1,066,671

Total investment income	2,002,035

Expenses:
Advisory fees	3,224,442

Administrative services fees	58,492

Custodian fees	32,921

Distribution fees:
Class A	418,631

Class C	260,918

Class R	82,587

Transfer agent fees – A, C, R and Y	588,606

Transfer agent fees – R5	2

Transfer agent fees – R6	7,008

Trustees’ and officers’ fees and benefits	11,717

Registration and filing fees	59,496

Professional services fees	24,602

Other	(59,254)

Total expenses	4,710,168

Less: Fees waived and/or expense offset arrangement(s)	(371)

Net expenses	4,709,797

Net investment income (loss)	(2,707,762)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	13,996,322

Affiliated investment securities	(266)

Foreign currencies	(25,377)

13,970,679

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(328,491,777)

Foreign currencies	(45,883)

(328,537,660)

Net realized and unrealized gain (loss)	(314,566,981)

Net increase (decrease) in net assets resulting from operations	$(317,274,743)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Focus Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income (loss)	$(2,707,762)	$(9,298,896)

Net realized gain	13,970,679	50,274,094

Change in net unrealized appreciation (depreciation)	(328,537,660)	145,930,865

Net increase (decrease) in net assets resulting from operations	(317,274,743)	186,906,063

Distributions to shareholders from distributable earnings:
Class A	(14,955,682)	(14,021,673)

Class C	(2,706,492)	(4,016,167)

Class R	(1,493,566)	(1,267,019)

Class Y	(15,895,479)	(15,198,819)

Class R5	(462)	(702)

Class R6	(1,926,473)	(1,794,069)

Total distributions from distributable earnings	(36,978,154)	(36,298,449)

Share transactions–net:
Class A	750,047	82,391,644

Class C	(12,695,426)	(14,730,005)

Class R	1,480,334	11,632,732

Class Y	(17,537,427)	82,239,319

Class R5	–	(4,299)

Class R6	1,154,011	12,884,518

Net increase (decrease) in net assets resulting from share transactions	(26,848,461)	174,413,909

Net increase (decrease) in net assets	(381,101,358)	325,021,523

Net assets:
Beginning of period	1,033,584,196	708,562,673

End of period	$652,482,838	$1,033,584,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Focus Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$85.76	$(0.25	)(e)	$(26.25)	$(26.50)	$(3.12)	$56.14	(31.86)%	$270,722	1.20	%(f)	1.20	%(f)	(0.72	)%(e)(f)	17%
Year ended 10/31/21	72.26	(0.84)		17.88	17.04	(3.54)	85.76	24.30 (g)	414,186	1.18	(g)	1.18	(g)	(1.03	)(g)	24
Year ended 10/31/20	52.99	(0.51)		25.00	24.49	(5.22)	72.26	50.31 (g)	273,684	1.26	(g)	1.26	(g)	(0.84	)(g)	43
Six months ended 10/31/19	54.20	(0.16)		(1.05)	(1.21)	–	52.99	(2.23)	145,332	1.27	(f)	1.31	(f)	(0.60	)(f)	20
Year ended 04/30/19	51.71	(0.13)		4.48	4.35	(1.86)	54.20	9.11	155,251	1.25		1.25		(0.26)		46
Year ended 04/30/18	45.73	(0.24)		7.15	6.91	(0.93)	51.71	15.17	148,492	1.27		1.28		(0.47)		63
Year ended 04/30/17	39.26	(0.12)		6.59	6.47	–	45.73	16.51	145,248	1.30		1.30		(0.29)		59
Class C
Six months ended 04/30/22	77.00	(0.46	)(e)	(23.44)	(23.90)	(3.12)	49.98	(32.11)	35,841	1.95	(f)	1.95	(f)	(1.47	)(e)(f)	17
Year ended 10/31/21	65.69	(1.31)		16.16	14.85	(3.54)	77.00	23.36	70,996	1.94		1.94		(1.79)		24
Year ended 10/31/20	48.95	(0.88)		22.84	21.96	(5.22)	65.69	49.20	73,587	2.01		2.02		(1.59)		43
Six months ended 10/31/19	50.26	(0.33)		(0.98)	(1.31)	–	48.95	(2.60)	43,574	2.01	(f)	2.07	(f)	(1.34	)(f)	20
Year ended 04/30/19	48.45	(0.49)		4.16	3.67	(1.86)	50.26	8.28	55,891	2.01		2.01		(1.02)		46
Year ended 04/30/18	43.23	(0.59)		6.74	6.15	(0.93)	48.45	14.29	58,385	2.02		2.03		(1.23)		63
Year ended 04/30/17	37.39	(0.42)		6.26	5.84	–	43.23	15.62	54,019	2.06		2.06		(1.06)		59
Class R
Six months ended 04/30/22	82.63	(0.33	)(e)	(25.24)	(25.57)	(3.12)	53.94	(31.94)	27,012	1.45	(f)	1.45	(f)	(0.97	)(e)(f)	17
Year ended 10/31/21	69.91	(1.02)		17.28	16.26	(3.54)	82.63	23.99	39,611	1.44		1.44		(1.29)		24
Year ended 10/31/20	51.54	(0.65)		24.24	23.59	(5.22)	69.91	49.95	22,854	1.52		1.52		(1.10)		43
Six months ended 10/31/19	52.79	(0.22)		(1.03)	(1.25)	–	51.54	(2.37)	9,692	1.52	(f)	1.57	(f)	(0.85	)(f)	20
Year ended 04/30/19	50.53	(0.26)		4.38	4.12	(1.86)	52.79	8.84	9,895	1.51		1.51		(0.52)		46
Year ended 04/30/18	44.82	(0.36)		7.00	6.64	(0.93)	50.53	14.88	7,812	1.52		1.53		(0.73)		63
Year ended 04/30/17	38.57	(0.23)		6.48	6.25	–	44.82	16.21	6,898	1.56		1.56		(0.56)		59
Class Y
Six months ended 04/30/22	88.48	(0.17	)(e)	(27.13)	(27.30)	(3.12)	58.06	(31.77)	281,819	0.95	(f)	0.95	(f)	(0.47	)(e)(f)	17
Year ended 10/31/21	74.28	(0.66)		18.40	17.74	(3.54)	88.48	24.60	453,276	0.94		0.94		(0.79)		24
Year ended 10/31/20	54.21	(0.38)		25.67	25.29	(5.22)	74.28	50.68	304,779	1.02		1.02		(0.60)		43
Six months ended 10/31/19	55.39	(0.10)		(1.08)	(1.18)	–	54.21	(2.13)	138,470	1.02	(f)	1.07	(f)	(0.36	)(f)	20
Year ended 04/30/19	52.67	(0.01)		4.59	4.58	(1.86)	55.39	9.36	301,919	1.02		1.02		(0.03)		46
Year ended 04/30/18	46.46	(0.12)		7.26	7.14	(0.93)	52.67	15.44	266,886	1.03		1.04		(0.24)		63
Year ended 04/30/17	39.78	(0.00)		6.68	6.68	–	46.46	16.79	250,427	1.05		1.05		(0.01)		59
Class R5
Six months ended 04/30/22	86.56	(0.13	)(e)	(26.52)	(26.65)	(3.12)	56.79	(31.73)	8	0.83	(f)	0.83	(f)	(0.35	)(e)(f)	17
Year ended 10/31/21	72.67	(0.56)		17.99	17.43	(3.54)	86.56	24.72	13	0.84		0.84		(0.69)		24
Year ended 10/31/20	53.08	(0.28)		25.09	24.81	(5.22)	72.67	50.88	14	0.89		0.89		(0.47)		43
Period ended 10/31/19(h)	51.06	(0.05)		2.07	2.02	–	53.08	3.96	10	0.90	(f)	0.92	(f)	(0.23	)(f)	20
Class R6
Six months ended 04/30/22	90.02	(0.13	)(e)	(27.62)	(27.75)	(3.12)	59.15	(31.73)	37,080	0.83	(f)	0.83	(f)	(0.35	)(e)(f)	17
Year ended 10/31/21	75.43	(0.58)		18.71	18.13	(3.54)	90.02	24.74	55,502	0.84		0.84		(0.69)		24
Year ended 10/31/20	54.89	(0.26)		26.02	25.76	(5.22)	75.43	50.94	33,645	0.85		0.89		(0.43)		43
Six months ended 10/31/19	56.03	(0.05)		(1.09)	(1.14)	–	54.89	(2.03)	113,768	0.85	(f)	0.87	(f)	(0.18	)(f)	20
Year ended 04/30/19	53.16	0.08		4.65	4.73	(1.86)	56.03	9.56	131,074	0.85		0.85		0.15		46
Year ended 04/30/18	46.80	(0.02)		7.31	7.29	(0.93)	53.16	15.65	98,443	0.85		0.85		(0.05)		63
Year ended 04/30/17	40.00	0.05		6.75	6.80	–	46.80	17.00	75,145	0.86		0.86		0.13		59

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended October 31, 2019 and the years ended April 30, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the six months ended April 30, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.34) and (0.98)% , $(0.54) and (1.73)%, $(0.41) and (1.23)%, $(0.26) and (0.73)%, $(0.21) and (0.61)%, $(0.22) and (0.61)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2021 and 2020, respectively.

(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Focus Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Focus Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Global Focus Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed

12	Invesco Global Focus Fund

markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $500 million	0.800%
Next $500 million	0.750%
Over $1 billion	0.720%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.77%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective March 1, 2022, through at least June 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to March 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.27%, 2.01%, 1.52%, 1.02%, 0.09% and 0.85%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $206.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $54,048 in front-end sales commissions from the sale of Class A shares and $3,758 and $3,783 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $241 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13	Invesco Global Focus Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$443,078,500	$210,140,993	$–	$653,219,493

Money Market Funds	916,445	–	–	916,445

Total Investments	$443,994,945	$210,140,993	$–	$654,135,938

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $165.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $148,829,269 and $216,227,735, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$164,117,703

Aggregate unrealized (depreciation) of investments	(56,257,894)

Net unrealized appreciation of investments	$107,859,809

Cost of investments for tax purposes is $546,276,129.

14	Invesco Global Focus Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	360,141	$25,364,615	1,744,703	$140,088,002

Class C	58,446	3,737,596	274,423	19,831,291

Class R	73,688	4,925,268	208,636	16,147,088

Class Y	829,992	56,717,171	2,038,492	168,361,173

Class R6	128,384	9,384,893	568,403	47,476,776

Issued as reinvestment of dividends:
Class A	187,077	14,217,814	179,137	13,379,755

Class C	37,120	2,518,578	55,442	3,742,875

Class R	20,415	1,492,133	17,538	1,264,827

Class Y	156,123	12,261,933	166,685	12,818,076

Class R6	23,043	1,842,783	22,625	1,768,392

Automatic conversion of Class C shares to Class A shares:
Class A	113,518	7,619,141	251,407	20,223,985

Class C	(127,205)	(7,619,141)	(278,661)	(20,223,985)

Reacquired:
Class A	(667,803)	(46,451,523)	(1,133,195)	(91,300,098)

Class C	(173,238)	(11,332,459)	(249,425)	(18,080,186)

Class R	(72,718)	(4,937,067)	(73,712)	(5,779,183)

Class Y	(1,255,171)	(86,516,531)	(1,185,623)	(98,939,930)

Class R5	-	-	(51)	(4,299)

Class R6	(141,063)	(10,073,665)	(420,492)	(36,360,650)

Net increase (decrease) in share activity	(449,251)	$(26,848,461)	2,186,332	$174,413,909

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Global Focus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$681.40	$5.00	$1,018.84	$6.01	1.20%
Class C	1,000.00	678.90	8.12	1,015.12	9.74	1.95
Class R	1,000.00	680.60	6.04	1,017.60	7.25	1.45
Class Y	1,000.00	682.30	3.96	1,020.08	4.76	0.95
Class R5	1,000.00	682.70	3.46	1,020.68	4.16	0.83
Class R6	1,000.00	682.70	3.46	1,020.68	4.16	0.83

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Global Focus Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLF-SAR-1

Semiannual Report to Shareholders	April 30, 2022
Invesco Global Fund

Nasdaq:
A: OPPAX ∎ C: OGLCX ∎ R: OGLNX ∎ Y: OGLYX ∎ R5: GFDDX ∎ R6: OGLIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-26.57%
Class C Shares	-26.84
Class R Shares	-26.67
Class Y Shares	-26.47
Class R5 Shares	-26.44
Class R6 Shares	-26.44
MSCI All Country World Index▼	-11.63

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                                 Invesco Global Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/22/69)	10.91%
10 Years	8.95
5 Years	6.88
1 Year	-24.15

Class C Shares
Inception (10/2/95)	9.03%
10 Years	8.91
5 Years	7.27
1 Year	-21.09

Class R Shares
Inception (3/1/01)	6.64%
10 Years	9.28
5 Years	7.81
1 Year	-19.94

Class Y Shares
Inception (11/17/98)	9.00%
10 Years	9.84
5 Years	8.35
1 Year	-19.55

Class R5 Shares
10 Years	9.69%
5 Years	8.33
1 Year	-19.45

Class R6 Shares
Inception (1/27/12)	10.28%
10 Years	10.02
5 Years	8.51
1 Year	-19.45

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Fund. Note: The Fund was subsequently renamed the Invesco Global Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                                 Invesco Global Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                                 Invesco Global Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.05%
Argentina–0.41%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$39,852,390

Brazil–0.18%
StoneCo Ltd., Class A(c)	1,884,756	17,754,402

China–4.82%
JD.com, Inc., ADR(c)	6,728,822	414,899,164

Meituan, B Shares(c)(d)	2,483,400	53,303,665

		468,202,829

Denmark–2.81%
Ambu A/S, Class B	1,163,626	15,294,513

Novo Nordisk A/S, Class B	2,255,890	258,010,560

		273,305,073

France–12.21%
Airbus SE	3,129,088	340,280,741

Dassault Systemes SE	891,660	39,665,309

Kering S.A.	484,091	257,126,517

LVMH Moet Hennessy Louis Vuitton SE	858,037	549,054,211

		1,186,126,778

Germany–1.78%
SAP SE	1,675,574	172,823,811

India–5.06%
DLF Ltd.	69,296,191	330,465,126

ICICI Bank Ltd., ADR	8,461,827	161,113,186

		491,578,312

Italy–0.41%
Brunello Cucinelli S.p.A.(c)	773,116	39,406,502

Japan–9.73%
FANUC Corp.	130,800	20,230,249

Keyence Corp.	656,012	264,672,207

Murata Manufacturing Co. Ltd.	4,330,212	259,252,617

Nidec Corp.	2,798,032	183,296,418

Omron Corp.	1,737,600	102,955,301

TDK Corp.	3,682,900	115,038,910

		945,445,702

Netherlands–0.85%
ASML Holding N.V.	145,989	82,596,032

Sweden–3.53%
Assa Abloy AB, Class B	6,401,588	161,499,339

Atlas Copco AB, Class A	3,998,937	181,095,123

		342,594,462

Switzerland–0.86%
Lonza Group AG	105,827	62,130,615

	Shares	Value

Switzerland–(continued)
Zur Rose Group AG(c)	172,835	$21,183,982

		83,314,597

United Kingdom–0.42%
Farfetch Ltd., Class A(c)	3,672,396	41,130,835

United States–56.98%
Adobe, Inc.(c)	977,278	386,953,224

Agilent Technologies, Inc.	1,120,378	133,627,484

Alphabet, Inc., Class A(c)	483,507	1,103,454,840

Amazon.com, Inc.(c)	36,690	91,197,765

Analog Devices, Inc.	2,624,536	405,175,868

Avantor, Inc.(c)	5,249,288	167,347,301

Boston Scientific Corp.(c)	1,029,537	43,353,803

Castle Biosciences, Inc.(c)	406,818	9,088,314

Charles River Laboratories International, Inc.(c)	188,480	45,519,805

Danaher Corp.	159,976	40,174,773

Datadog, Inc., Class A(c)	214,992	25,966,734

Dun & Bradstreet Holdings, Inc.(c)	1,003,057	15,838,270

Ecolab, Inc.	90,246	15,282,258

Equifax, Inc.	999,871	203,493,746

Fidelity National Information Services, Inc.	526,628	52,215,166

IDEXX Laboratories, Inc.(c)	63,815	27,471,081

Illumina, Inc.(c)	275,948	81,859,974

Intuit, Inc.	1,348,079	564,508,081

Intuitive Surgical, Inc.(c)	221,755	53,065,972

IQVIA Holdings, Inc.(c)	382,899	83,468,153

Lam Research Corp.	20,496	9,546,217

Marriott International, Inc., Class A(c)	260,261	46,201,533

Marvell Technology, Inc.	2,416,988	140,378,663

Meta Platforms, Inc., Class A(c)	2,050,329	411,029,455

Microsoft Corp.	489,160	135,751,683

NVIDIA Corp.	255,111	47,315,437

Omnicell, Inc.(c)	340,841	37,209,612

Phathom Pharmaceuticals, Inc.(c)	1,123,410	14,536,925

Qualtrics International, Inc., Class A(c)	1,949,224	36,138,613

S&P Global, Inc.	1,506,146	567,063,969

Splunk, Inc.(c)	524,375	63,984,238

United Parcel Service, Inc., Class B	1,455,595	261,977,988

Veracyte, Inc.(c)	1,657,477	33,928,554

Visa, Inc., Class A	769,753	164,057,457

Walt Disney Co. (The)(c)	169,200	18,887,796

		5,537,070,752

TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $4,388,534,335)		9,721,202,477

OTHER ASSETS LESS LIABILITIES-(0.05)%		(4,496,826)

NET ASSETS-100.00%		$9,716,705,651

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                                 Invesco Global Fund

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$119,309,087	$(119,309,087)	$-	$-	$-	$461
Invesco Liquid Assets Portfolio, Institutional Class	257,579	85,220,776	(85,478,465)	-	110	-	221
Invesco Treasury Portfolio, Institutional Class	-	136,353,242	(136,353,242)	-	-	-	257
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	46,866,147	-	-	(7,013,757)	-	39,852,390	-
Total	$47,123,726	$340,883,105	$(341,140,794)	$(7,013,757)	$110	$39,852,390	$939

(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	31.77%
Communication Services	15.78
Consumer Discretionary	15.36
Industrials	14.49
Health Care	11.38
Financials	7.49
Real Estate	3.40
Other Sectors, Each Less than 2% of Net Assets	0.38
Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                                 Invesco Global Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,358,144,335)	$9,681,350,087
Investments in affiliates, at value (Cost $30,390,000)	39,852,390
Foreign currencies, at value (Cost $10,778,331)	10,677,147
Receivable for:
Investments sold	1,740,594
Fund shares sold	3,290,291
Dividends	14,154,956
Investment for trustee deferred compensation and retirement plans	823,996
Other assets	166,745
Total assets	9,752,056,206

Liabilities:
Payable for:
Fund shares reacquired	11,031,394
Amount due custodian	1,904,118
Accrued foreign taxes	14,716,478
Accrued fees to affiliates	4,728,846
Accrued trustees’ and officers’ fees and benefits	531,707
Accrued other operating expenses	814,016
IRS closing agreement fees for foreign withholding tax claims	800,000
Trustee deferred compensation and retirement plans	823,996
Total liabilities	35,350,555
Net assets applicable to shares outstanding	$9,716,705,651

Net assets consist of:
Shares of beneficial interest	$3,758,748,550
Distributable earnings	5,957,957,101
$9,716,705,651

Net Assets:
Class A	$5,622,940,665
Class C	$162,484,667
Class R	$175,860,003
Class Y	$1,865,178,431
Class R5	$813,521
Class R6	$1,889,428,364

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	60,786,367
Class C	2,016,830
Class R	1,930,248
Class Y	19,989,407
Class R5	8,691
Class R6	20,153,275
Class A:
Net asset value per share	$92.50
Maximum offering price per share (Net asset value of $92.50 ÷ 94.50%)	$97.88
Class C:
Net asset value and offering price per share	$80.56
Class R:
Net asset value and offering price per share	$91.11
Class Y:
Net asset value and offering price per share	$93.31
Class R5:
Net asset value and offering price per share	$93.60
Class R6:
Net asset value and offering price per share	$93.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                 Invesco Global Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest	$17,523

Dividends (net of foreign withholding taxes of $6,904,503)	41,596,171

Dividends from affiliated money market funds	939

Foreign withholding tax claims	4,209,591

Total investment income	45,824,224

Expenses:
Advisory fees	38,185,804

Administrative services fees	846,335

Custodian fees	521,177

Distribution fees:
Class A	8,106,854

Class C	1,056,527

Class R	540,525

Transfer agent fees – A, C, R and Y	7,011,278

Transfer agent fees – R5	53

Transfer agent fees – R6	348,074

Trustees’ and officers’ fees and benefits	134,304

Registration and filing fees	95,667

Professional services fees	51,337

Other	(653,803)

Total expenses	56,244,132

Less: Fees waived and/or expense offset arrangement(s)	(2,409)

Net expenses	56,241,723

Net investment income (loss)	(10,417,499)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	692,396,469

Affiliated investment securities	110

Foreign currencies	(328,828)

692,067,751

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $2,881,925)	(4,267,244,938)

Affiliated investment securities	(7,013,757)

Foreign currencies	(989,782)

(4,275,248,477)

Net realized and unrealized gain (loss)	(3,583,180,726)

Net increase (decrease) in net assets resulting from operations	$(3,593,598,225)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                 Invesco Global Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income (loss)	$(10,417,499)	$(42,757,387)

Net realized gain	692,067,751	989,363,951

Change in net unrealized appreciation (depreciation)	(4,275,248,477)	3,314,245,442

Net increase (decrease) in net assets resulting from operations	(3,593,598,225)	4,260,852,006

Distributions to shareholders from distributable earnings:
Class A	(527,301,083)	(401,499,276)

Class C	(18,273,693)	(17,266,924)

Class R	(16,351,348)	(12,789,748)

Class Y	(177,321,555)	(135,222,107)

Class R5	(1,053)	(780)

Class R6	(171,095,528)	(125,000,218)

Total distributions from distributable earnings	(910,344,260)	(691,779,053)

Share transactions–net:
Class A	155,494,752	(250,965,242)

Class C	(4,596,473)	(63,045,551)

Class R	9,303,399	(13,049,350)

Class Y	27,244,331	(76,298,994)

Class R5	933,711	–

Class R6	120,035,452	21,812,204

Net increase (decrease) in net assets resulting from share transactions	308,415,172	(381,546,933)

Net increase (decrease) in net assets	(4,195,527,313)	3,187,526,020

Net assets:
Beginning of period	13,912,232,964	10,724,706,944

End of period	$9,716,705,651	$13,912,232,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                 Invesco Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$135.11	$(0.15)	$(33.54)	$(33.69)	$–	$(8.92)	$(8.92)	$92.50	(26.57	)%(e)	$5,622,941	1.02	%(e)(f)	1.02	%(e)(f)	(0.26	)%(e)(f)	6%
Year ended 10/31/21	101.84	(0.52)	40.40	39.88	–	(6.61)	(6.61)	135.11	40.51	(e)	8,073,179	1.03	(e)	1.03	(e)	(0.42	)(e)	7
Year ended 10/31/20	90.42	(0.23)	12.95	12.72	(0.51)	(0.79)	(1.30)	101.84	14.17		6,256,292	1.06		1.06		(0.25)		8
One month ended 10/31/19	86.02	(0.02)	4.42	4.40	–	–	–	90.42	5.11		6,250,324	1.06	(f)	1.06	(f)	(0.23	)(f)	1
Year ended 09/30/19	98.63	0.42	(3.48)	(3.06)	(0.40)	(9.15)	(9.55)	86.02	(2.09)		6,026,243	1.09		1.09		0.49		10
Year ended 09/30/18	95.03	0.38	8.90	9.28	(0.53)	(5.15)	(5.68)	98.63	10.08		6,759,414	1.10		1.10		0.38		14
Year ended 09/30/17	75.13	0.31	20.11	20.42	(0.52)	–	(0.52)	95.03	27.36		7,004,011	1.12		1.13		0.37		7
Class C
Six months ended 04/30/22	119.28	(0.52)	(29.28)	(29.80)	–	(8.92)	(8.92)	80.56	(26.84)		162,485	1.79	(f)	1.79	(f)	(1.03	)(f)	6
Year ended 10/31/21	91.23	(1.30)	35.96	34.66	–	(6.61)	(6.61)	119.28	39.44		248,647	1.80		1.80		(1.19)		7
Year ended 10/31/20	81.75	(0.85)	11.63	10.78	(0.51)	(0.79)	(1.30)	91.23	13.28		243,600	1.83		1.83		(1.02)		8
One month ended 10/31/19	77.82	(0.07)	4.00	3.93	–	–	–	81.75	5.05		274,378	1.82	(f)	1.82	(f)	(0.99	)(f)	1
Year ended 09/30/19	90.43	(0.22)	(3.24)	(3.46)	–	(9.15)	(9.15)	77.82	(2.85)		267,208	1.86		1.86		(0.28)		10
Year ended 09/30/18	87.71	(0.34)	8.21	7.87	–	(5.15)	(5.15)	90.43	9.24		646,353	1.86		1.86		(0.38)		14
Year ended 09/30/17	69.39	(0.30)	18.62	18.32	–	–	–	87.71	26.40		647,114	1.88		1.89		(0.40)		7
Class R
Six months ended 04/30/22	133.38	(0.30)	(33.05)	(33.35)	–	(8.92)	(8.92)	91.11	(26.67)		175,860	1.29	(f)	1.29	(f)	(0.53	)(f)	6
Year ended 10/31/21	100.86	(0.84)	39.97	39.13	–	(6.61)	(6.61)	133.38	40.16		247,549	1.30		1.30		(0.69)		7
Year ended 10/31/20	89.81	(0.48)	12.83	12.35	(0.51)	(0.79)	(1.30)	100.86	13.85		197,067	1.33		1.33		(0.52)		8
One month ended 10/31/19	85.46	(0.04)	4.39	4.35	–	–	–	89.81	5.09		209,838	1.32	(f)	1.32	(f)	(0.49	)(f)	1
Year ended 09/30/19	98.01	0.19	(3.44)	(3.25)	(0.15)	(9.15)	(9.30)	85.46	(2.35)		202,819	1.35		1.35		0.22		10
Year ended 09/30/18	94.48	0.12	8.86	8.98	(0.30)	(5.15)	(5.45)	98.01	9.79		237,458	1.36		1.36		0.12		14
Year ended 09/30/17	74.69	0.09	20.02	20.11	(0.32)	–	(0.32)	94.48	27.04		226,446	1.38		1.39		0.11		7
Class Y
Six months ended 04/30/22	136.06	(0.02)	(33.81)	(33.83)	–	(8.92)	(8.92)	93.31	(26.47)		1,865,178	0.79	(f)	0.79	(f)	(0.03	)(f)	6
Year ended 10/31/21	102.29	(0.23)	40.61	40.38	–	(6.61)	(6.61)	136.06	40.84		2,713,045	0.80		0.80		(0.19)		7
Year ended 10/31/20	90.61	(0.01)	12.99	12.98	(0.51)	(0.79)	(1.30)	102.29	14.42		2,093,441	0.83		0.83		(0.02)		8
One month ended 10/31/19	86.18	0.00	4.43	4.43	–	–	–	90.61	5.14		1,985,139	0.82	(f)	0.82	(f)	0.00	(f)	1
Year ended 09/30/19	98.88	0.62	(3.51)	(2.89)	(0.66)	(9.15)	(9.81)	86.18	(1.88)		1,899,009	0.86		0.86		0.72		10
Year ended 09/30/18	95.27	0.61	8.92	9.53	(0.77)	(5.15)	(5.92)	98.88	10.33		2,158,393	0.87		0.87		0.62		14
Year ended 09/30/17	75.32	0.49	20.16	20.65	(0.70)	–	(0.70)	95.27	27.66		1,589,161	0.88		0.89		0.59		7
Class R5
Six months ended 04/30/22	136.38	0.04	(33.90)	(33.86)	–	(8.92)	(8.92)	93.60	(26.44)		814	0.68	(f)	0.68	(f)	0.08	(f)	6
Year ended 10/31/21	102.39	(0.06)	40.66	40.60	–	(6.61)	(6.61)	136.38	41.03		16	0.66		0.66		(0.05)		7
Year ended 10/31/20	90.55	0.14	13.00	13.14	(0.51)	(0.79)	(1.30)	102.39	14.62		12	0.68		0.68		0.13		8
One month ended 10/31/19	86.12	0.01	4.42	4.43	–	–	–	90.55	5.15		11	0.66	(f)	0.66	(f)	0.17	(f)	1
Period ended 09/30/19(g)	84.75	0.26	1.11	1.37	–	–	–	86.12	1.61		10	0.75	(f)	0.75	(f)	0.83	(f)	10
Class R6
Six months ended 04/30/22	136.59	0.05	(33.97)	(33.92)	–	(8.92)	(8.92)	93.75	(26.44)		1,889,428	0.68	(f)	0.68	(f)	0.08	(f)	6
Year ended 10/31/21	102.54	(0.07)	40.73	40.66	–	(6.61)	(6.61)	136.59	41.02		2,629,798	0.66		0.66		(0.05)		7
Year ended 10/31/20	90.69	0.13	13.02	13.15	(0.51)	(0.79)	(1.30)	102.54	14.61		1,934,295	0.68		0.68		0.13		8
One month ended 10/31/19	86.25	0.01	4.43	4.44	–	–	–	90.69	5.15		2,051,628	0.67	(f)	0.67	(f)	0.16	(f)	1
Year ended 09/30/19	98.97	0.76	(3.51)	(2.75)	(0.82)	(9.15)	(9.97)	86.25	(1.70)		1,957,302	0.69		0.69		0.88		10
Year ended 09/30/18	95.35	0.77	8.92	9.69	(0.92)	(5.15)	(6.07)	98.97	10.52		1,436,651	0.69		0.69		0.78		14
Year ended 09/30/17	75.40	0.70	20.10	20.80	(0.85)	–	(0.85)	95.35	27.91		1,005,841	0.70		0.70		0.84		7

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2021 and the year ended October 31, 2021.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                 Invesco Global Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11                                 Invesco Global Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

12                                 Invesco Global Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Next $2.5 billion	0.600%
Next $4 billion	0.580%
Next $8 billion	0.560%
Over $23 billion	0.540%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $912.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to

13                                 Invesco Global Fund

customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $149,756 in front-end sales commissions from the sale of Class A shares and $3,421 and $2,713 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$–	$–	$39,852,390	$39,852,390
Brazil	17,754,402	–	–	17,754,402
China	414,899,164	53,303,665	–	468,202,829
Denmark	–	273,305,073	–	273,305,073
France	–	1,186,126,778	–	1,186,126,778
Germany	–	172,823,811	–	172,823,811
India	161,113,186	330,465,126	–	491,578,312
Italy	–	39,406,502	–	39,406,502
Japan	–	945,445,702	–	945,445,702
Netherlands	–	82,596,032	–	82,596,032
Sweden	–	342,594,462	–	342,594,462
Switzerland	–	83,314,597	–	83,314,597
United Kingdom	41,130,835	–	–	41,130,835
United States	5,537,070,752	–	–	5,537,070,752
Total Investments	$6,171,968,339	$3,509,381,748	$39,852,390	$9,721,202,477

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,497.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

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NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $692,312,349 and $1,307,871,721, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,703,203,636

Aggregate unrealized (depreciation) of investments	(389,625,445)

Net unrealized appreciation of investments	$5,313,578,191

Cost of investments for tax purposes is $4,407,624,286.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,557,324	$176,842,522	3,660,050	$445,852,844

Class C	106,216	10,537,755	225,219	24,481,370

Class R	191,835	20,913,570	247,221	29,926,712

Class Y	1,631,274	189,668,341	3,076,347	379,177,809

Class R5	10,911	1,167,025	-	-

Class R6	1,768,997	196,206,959	3,450,228	421,553,485

Issued as reinvestment of dividends:
Class A	3,986,430	489,772,576	3,349,658	374,357,712

Class C	164,422	17,644,163	168,181	16,707,111

Class R	134,571	16,300,614	115,245	12,744,947

Class Y	1,297,998	160,718,093	1,103,599	123,945,145

Class R6	1,369,177	170,270,798	1,104,877	124,431,282

Automatic conversion of Class C shares to Class A shares:
Class A	120,414	13,258,239	499,921	59,156,588

Class C	(137,824)	(13,258,239)	(563,177)	(59,156,588)

Reacquired:
Class A	(4,630,324)	(524,378,585)	(9,191,411)	(1,130,332,386)

Class C	(200,530)	(19,520,152)	(415,804)	(45,077,444)

Class R	(252,148)	(27,910,785)	(460,246)	(55,721,009)

Class Y	(2,880,270)	(323,142,103)	(4,705,939)	(579,421,948)

Class R5	(2,338)	(233,314)	-	-

Class R6	(2,238,299)	(246,442,305)	(4,166,331)	(524,172,563)

Net increase (decrease) in share activity	1,997,836	$308,415,172	(2,502,362)	$(381,546,933)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                                 Invesco Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$734.30	$4.39	$1,019.74	$5.11	1.02%
Class C	1,000.00	731.60	7.69	1,015.92	8.95	1.79
Class R	1,000.00	733.30	5.54	1,018.40	6.46	1.29
Class Y	1,000.00	735.30	3.40	1,020.88	3.96	0.79
Class R5	1,000.00	735.60	2.93	1,021.42	3.41	0.68
Class R6	1,000.00	735.60	2.93	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                                 Invesco Global Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611 Invesco Distributors, Inc. O-GLBL-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Global Growth Fund

Nasdaq:

A: AGGAX ∎ C: AGGCX ∎ Y: AGGYX ∎ R5: GGAIX ∎ R6: AGGFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-27.22%
Class C Shares	-27.54
Class Y Shares	-27.12
Class R5 Shares	-27.11
Class R6 Shares	-27.11
MSCI All Country World Index▼ (Broad Market Index)	-11.63
MSCI All Country World Growth Index▼ (Style-Specific Index)	-19.20
Lipper Global Multi-Cap Growth Funds Index∎ (Peer Group Index)	-23.99

Source(s) : ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multicap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	5.86%
10 Years	5.39
5 Years	2.01
1 Year	-31.35

Class C Shares
Inception (8/4/97)	4.13%
10 Years	5.35
5 Years	2.40
1 Year	-28.54

Class Y Shares
Inception (10/3/08)	6.74%
10 Years	6.26
5 Years	3.44
1 Year	-27.19

Class R5 Shares
Inception (9/28/07)	3.92%
10 Years	6.39
5 Years	3.53
1 Year	-27.15

Class R6 Shares
10 Years	6.38%
5 Years	3.54
1 Year	-27.14

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Growth Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.17%
Brazil–0.18%
StoneCo Ltd., Class A(a)(b)	108,417	$1,021,288

China–4.79%
JD.com, Inc., ADR(a)	386,696	23,843,675

Meituan, B Shares(a)(c)	142,600	3,060,765

		26,904,440

Denmark–2.81%
Ambu A/S, Class B(b)	66,935	879,783

Novo Nordisk A/S, Class B	130,212	14,892,602

		15,772,385

France–12.06%
Airbus SE	179,994	19,573,912

Dassault Systemes SE	51,291	2,281,669

Kering S.A.	27,846	14,790,494

LVMH Moet Hennessy Louis Vuitton SE	48,598	31,097,653

		67,743,728

Germany–1.78%
SAP SE	96,651	9,968,879

India–5.05%
DLF Ltd.	4,001,677	19,083,512

ICICI Bank Ltd., ADR	487,156	9,275,450

		28,358,962

Italy–0.40%
Brunello Cucinelli S.p.A.(a)	44,472	2,266,783

Japan–9.69%
FANUC Corp.	7,500	1,159,991

Keyence Corp.	37,700	15,210,304

Murata Manufacturing Co. Ltd.	249,100	14,913,779

Nidec Corp.	161,400	10,573,161

Omron Corp.	99,900	5,919,219

TDK Corp.	211,900	6,618,900

		54,395,354

Netherlands–0.85%
ASML Holding N.V.	8,398	4,751,327

Sweden–3.51%
Assa Abloy AB, Class B	368,238	9,289,913

Atlas Copco AB, Class A(b)	230,031	10,417,141

		19,707,054

Switzerland–0.85%
Lonza Group AG	6,087	3,573,654

Zur Rose Group AG(a)	9,942	1,218,567

		4,792,221

United Kingdom–0.42%
Farfetch Ltd., Class A(a)	211,247	2,365,966

United States–56.78%
Adobe, Inc.(a)	56,435	22,345,438

	Shares	Value

United States–(continued)
Agilent Technologies, Inc.	64,669	$7,713,072

Alphabet, Inc., Class A(a)	27,764	63,362,723

Amazon.com, Inc.(a)	2,111	5,247,165

Analog Devices, Inc.	150,971	23,306,903

Avantor, Inc.(a)	302,145	9,632,383

Boston Scientific Corp.(a)	59,358	2,499,565

Castle Biosciences, Inc.(a)	23,401	522,778

Charles River Laboratories International, Inc.(a)	10,842	2,618,451

Danaher Corp.	9,202	2,310,898

Datadog, Inc., Class A(a)	12,410	1,498,880

Dun & Bradstreet Holdings, Inc.(a)(b)	57,699	911,067

Ecolab, Inc.	5,199	880,399

Equifax, Inc.	57,714	11,745,953

Fidelity National Information Services, Inc.	30,336	3,007,814

IDEXX Laboratories, Inc.(a)	3,664	1,577,279

Illumina, Inc.(a)	15,873	4,708,726

Intuit, Inc.	77,848	32,598,850

Intuitive Surgical, Inc.(a)	12,756	3,052,511

IQVIA Holdings, Inc.(a)	22,025	4,801,230

Lam Research Corp.	1,179	549,131

Marriott International, Inc., Class A(a)	14,992	2,661,380

Marvell Technology, Inc.	139,032	8,074,979

Meta Platforms, Inc., Class A(a)	117,941	23,643,632

Microsoft Corp.	28,138	7,808,858

NVIDIA Corp.	14,675	2,721,772

Omnicell, Inc.(a)(b)	19,606	2,140,387

Phathom Pharmaceuticals, Inc.(a)	64,622	836,209

Qualtrics International, Inc., Class A(a)	112,511	2,085,954

S&P Global, Inc.	86,976	32,746,464

Splunk, Inc.(a)	30,164	3,680,611

United Parcel Service, Inc., Class B	83,730	15,069,725

Veracyte, Inc.(a)(b)	95,343	1,951,671

Visa, Inc., Class A(b)	44,278	9,436,970

Walt Disney Co. (The)(a)	9,733	1,086,495

		318,836,323

Total Common Stocks & Other Equity Interests (Cost $714,542,955)		556,884,710

Money Market Funds–0.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	926,127	926,127

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	665,931	665,798

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	1,058,431	1,058,431

Total Money Market Funds (Cost $2,650,348)		2,650,356

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.64% (Cost $717,193,303)		559,535,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.21%
Invesco Private Government Fund, 0.40%(d)(e)(f)	7,092,010	$7,092,010

Invesco Private Prime Fund, 0.35%(d)(e)(f)	16,548,022	16,548,022

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,639,500)		23,640,032

TOTAL INVESTMENTS IN SECURITIES–103.85% (Cost $740,832,803)		583,175,098

OTHER ASSETS LESS LIABILITIES–(3.85)%		(21,608,684)

NET ASSETS–100.00%		$561,566,414

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,735,198	$15,682,858	$(18,491,929)	$-	$-	$926,127	$159
Invesco Liquid Assets Portfolio, Institutional Class	8,264,368	11,202,041	(18,799,716)	(3,227)	2,332	665,798	307
Invesco Treasury Portfolio, Institutional Class	4,268,798	17,923,266	(21,133,633)	-	-	1,058,431	255
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,991,419	80,161,721	(81,061,130)	-	-	7,092,010	4,473*
Invesco Private Prime Fund	22,153,218	138,692,003	(144,281,833)	532	(15,898)	16,548,022	13,618*
Total	$46,413,001	$263,661,889	$(283,768,241)	$(2,695)	$(13,566)	$26,290,388	$18,812

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2022

Information Technology	31.66%
Communication Services	15.69
Consumer Discretionary	15.20
Industrials	14.02
Health Care	11.34
Financials	7.48
Real Estate	3.40
Other Sectors, Each Less than 2% of Net Assets	0.38
Money Market Funds Plus Other Assets Less Liabilities	0.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $714,542,955)*	$556,884,710

Investments in affiliated money market funds, at value (Cost $26,289,848)	26,290,388

Foreign currencies, at value (Cost $644,388)	636,649

Receivable for:
Investments sold	74,564

Fund shares sold	140,597

Dividends	1,995,311

Investment for trustee deferred compensation and retirement plans	251,624

Other assets	94,753

Total assets	586,368,596

Liabilities:
Payable for:
Fund shares reacquired	456,323

Collateral upon return of securities loaned	23,639,500

Accrued fees to affiliates	338,153

Accrued other operating expenses	96,190

Trustee deferred compensation and retirement plans	272,016

Total liabilities	24,802,182

Net assets applicable to shares outstanding	$561,566,414

Net assets consist of:
Shares of beneficial interest	$492,659,987

Distributable earnings	68,906,427

$561,566,414

Net Assets:
Class A	$527,355,132

Class C	$9,045,702

Class Y	$21,494,041

Class R5	$496,415

Class R6	$3,175,124

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	22,741,043

Class C	453,782

Class Y	919,526

Class R5	21,479

Class R6	137,425

Class A:
Net asset value per share	$23.19

Maximum offering price per share (Net asset value of $23.19 ÷ 94.50%)	$24.54

Class C:
Net asset value and offering price per share	$19.93

Class Y:
Net asset value and offering price per share	$23.38

Class R5:
Net asset value and offering price per share	$23.11

Class R6:
Net asset value and offering price per share	$23.10

*	At April 30, 2022, securities with an aggregate value of $22,609,861 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest	$603

Dividends (net of foreign withholding taxes of $363,576)	4,057,342

Dividends from affiliated money market funds (includes securities lending income of $14,808)	15,529

Foreign withholding tax claims	105,384

Total investment income	4,178,858

Expenses:
Advisory fees	2,758,546

Administrative services fees	58,068

Custodian fees	21,052

Distribution fees:
Class A	825,834

Class C	58,488

Transfer agent fees – A, C and Y	493,534

Transfer agent fees – R5	307

Transfer agent fees – R6	679

Trustees’ and officers’ fees and benefits	11,431

Registration and filing fees	52,589

Reports to shareholders	21,068

Professional services fees	61,490

Other	4,521

Total expenses	4,367,607

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(49,727)

Net expenses	4,317,880

Net investment income (loss)	(139,022)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $141)	233,377,854

Affiliated investment securities	(13,566)

Foreign currencies	13,643

233,377,931

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(449,634,560)

Affiliated investment securities	(2,695)

Foreign currencies	(57,942)

(449,695,197)

Net realized and unrealized gain (loss)	(216,317,266)

Net increase (decrease) in net assets resulting from operations	$(216,456,288)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income (loss)	$(139,022)	$(595,460)

Net realized gain	233,377,931	143,710,817

Change in net unrealized appreciation (depreciation)	(449,695,197)	84,373,446

Net increase (decrease) in net assets resulting from operations	(216,456,288)	227,488,803

Distributions to shareholders from distributable earnings:
Class A	(8,761,351)	(179,126,956)

Class C	(182,123)	(3,954,487)

Class Y	(396,758)	(8,392,337)

Class R5	(9,155)	(181,428)

Class R6	(58,924)	(29,738,165)

Total distributions from distributable earnings	(9,408,311)	(221,393,373)

Share transactions–net:
Class A	(31,693,978)	106,927,183

Class C	(1,145,641)	(360,732)

Class Y	(4,768,959)	6,329,576

Class R5	(84,623)	95,013

Class R6	(924,720)	(105,023,558)

Net increase (decrease) in net assets resulting from share transactions	(38,617,921)	7,967,482

Net increase (decrease) in net assets	(264,482,520)	14,062,912

Net assets:
Beginning of period	826,048,934	811,986,022

End of period	$561,566,414	$826,048,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$32.25	$(0.01)	$(8.68)	$(8.69)	$ –	$(0.37)	$(0.37)	$23.19	(27.22)%	$527,355	1.22	%(d)	1.23	%(d)	(0.04	)%(d)	112%
Year ended 10/31/21	32.19	(0.04)	8.78	8.74	–	(8.68)	(8.68)	32.25	28.36	770,445	1.22		1.23		(0.11)		51
Year ended 10/31/20	32.19	(0.03)	2.77	2.74	(0.29)	(2.45)	(2.74)	32.19	8.87	658,772	1.22		1.29		(0.12)		90
Year ended 10/31/19	29.42	0.22	4.04	4.26	(0.13)	(1.36)	(1.49)	32.19	15.46	296,262	1.22		1.32		0.72		32
Year ended 10/31/18	32.21	0.24	(2.25)	(2.01)	(0.31)	(0.47)	(0.78)	29.42	(6.41)	273,874	1.22		1.32		0.74		32
Year ended 10/31/17	28.00	0.21	4.22	4.43	(0.09)	(0.13)	(0.22)	32.21	15.96	327,317	1.23		1.36		0.72		22
Class C
Six months ended 04/30/22	27.88	(0.10)	(7.48)	(7.58)	–	(0.37)	(0.37)	19.93	(27.51)	9,046	1.97	(d)	1.98	(d)	(0.79	)(d)	112
Year ended 10/31/21	28.99	(0.28)	7.85	7.57	–	(8.68)	(8.68)	27.88	27.36	13,997	1.97		1.98		(0.86)		51
Year ended 10/31/20	29.17	(0.24)	2.51	2.27	–	(2.45)	(2.45)	28.99	8.09	14,628	1.97		2.04		(0.87)		90
Year ended 10/31/19	26.86	(0.01)	3.68	3.67	–	(1.36)	(1.36)	29.17	14.61	6,963	1.97		2.07		(0.03)		32
Year ended 10/31/18	29.47	(0.00)	(2.05)	(2.05)	(0.09)	(0.47)	(0.56)	26.86	(7.10)	21,058	1.97		2.07		(0.01)		32
Year ended 10/31/17	25.74	(0.01)	3.87	3.86	–	(0.13)	(0.13)	29.47	15.07	24,995	1.98		2.11		(0.03)		22
Class Y
Six months ended 04/30/22	32.47	0.03	(8.75)	(8.72)	(0.00)	(0.37)	(0.37)	23.38	(27.12)	21,494	0.97	(d)	0.98	(d)	0.21	(d)	112
Year ended 10/31/21	32.30	0.05	8.81	8.86	(0.01)	(8.68)	(8.69)	32.47	28.68	35,476	0.97		0.98		0.14		51
Year ended 10/31/20	32.28	0.04	2.80	2.84	(0.37)	(2.45)	(2.82)	32.30	9.18	29,147	0.97		1.04		0.13		90
Year ended 10/31/19	29.52	0.29	4.05	4.34	(0.22)	(1.36)	(1.58)	32.28	15.74	13,871	0.97		1.07		0.97		32
Year ended 10/31/18	32.31	0.32	(2.25)	(1.93)	(0.39)	(0.47)	(0.86)	29.52	(6.16)	14,935	0.97		1.07		0.99		32
Year ended 10/31/17	28.09	0.29	4.23	4.52	(0.17)	(0.13)	(0.30)	32.31	16.24	20,983	0.98		1.11		0.97		22
Class R5
Six months ended 04/30/22	32.13	0.04	(8.65)	(8.61)	(0.04)	(0.37)	(0.41)	23.11	(27.11)	496	0.88	(d)	0.94	(d)	0.30	(d)	112
Year ended 10/31/21	32.03	0.09	8.73	8.82	(0.04)	(8.68)	(8.72)	32.13	28.79	771	0.87		0.88		0.24		51
Year ended 10/31/20	32.03	0.07	2.78	2.85	(0.40)	(2.45)	(2.85)	32.03	9.31	664	0.87		0.93		0.23		90
Year ended 10/31/19	29.31	0.32	4.01	4.33	(0.25)	(1.36)	(1.61)	32.03	15.84	12	0.86		0.86		1.08		32
Year ended 10/31/18	32.09	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.31	(6.08)	11	0.88		0.88		1.08		32
Year ended 10/31/17	27.91	0.32	4.20	4.52	(0.21)	(0.13)	(0.34)	32.09	16.37	12	0.88		0.88		1.07		22
Class R6
Six months ended 04/30/22	32.13	0.04	(8.65)	(8.61)	(0.05)	(0.37)	(0.42)	23.10	(27.11)	3,175	0.86	(d)	0.87	(d)	0.32	(d)	112
Year ended 10/31/21	32.03	0.10	8.72	8.82	(0.04)	(8.68)	(8.72)	32.13	28.81	5,360	0.83		0.83		0.28		51
Year ended 10/31/20	32.03	0.08	2.77	2.85	(0.40)	(2.45)	(2.85)	32.03	9.32	108,775	0.84		0.84		0.26		90
Year ended 10/31/19	29.30	0.32	4.02	4.34	(0.25)	(1.36)	(1.61)	32.03	15.88	129,894	0.86		0.86		1.08		32
Year ended 10/31/18	32.08	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.30	(6.08)	266,574	0.88		0.88		1.08		32
Year ended 10/31/17	27.91	0.32	4.19	4.51	(0.21)	(0.13)	(0.34)	32.08	16.33	308,082	0.88		0.88		1.07		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $264,724,061 and sold of $91,251,356 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Small & Mid Cap Growth Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Growth Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Global Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Fund did not enter into any closing agreements.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending

12	Invesco Global Growth Fund

in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $807 in fees for securities lending agent services.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective March 1, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. Prior to March 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 0.97%, 0.87% and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

13	Invesco Global Growth Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $1,891 and reimbursed class level expenses of $44,427, $791, $2,008, $172 and $173 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $22,120 in front-end sales commissions from the sale of Class A shares and $3 and $207 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $1,521 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,021,288	$–	$–	$1,021,288
China	23,843,675	3,060,765	–	26,904,440
Denmark	–	15,772,385	–	15,772,385
France	–	67,743,728	–	67,743,728
Germany	–	9,968,879	–	9,968,879
India	9,275,450	19,083,512	–	28,358,962
Italy	–	2,266,783	–	2,266,783
Japan	–	54,395,354	–	54,395,354
Netherlands	–	4,751,327	–	4,751,327
Sweden	–	19,707,054	–	19,707,054
Switzerland	–	4,792,221	–	4,792,221
United Kingdom	2,365,966	–	–	2,365,966
United States	318,836,323	–	–	318,836,323
Money Market Funds	2,650,356	23,640,032	–	26,290,388
Total Investments	$357,993,058	$225,182,040	$–	$583,175,098

14	Invesco Global Growth Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $265.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $788,278,548 and $828,874,269, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$13,661,352

Aggregate unrealized (depreciation) of investments	(177,645,079)

Net unrealized appreciation (depreciation) of investments	$(163,983,727)

Cost of investments for tax purposes is $747,158,825.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	343,955	$9,933,597	554,150	$19,998,215

Class C	24,355	601,392	73,269	2,351,067

Class Y	85,871	2,482,730	312,894	11,421,293

Class R5	4,423	125,969	2,491	85,655

Class R6	25,948	711,135	130,862	4,745,901

Issued as reinvestment of dividends:
Class A	268,898	8,263,225	5,100,734	167,533,426

Class C	6,668	176,650	131,344	3,778,617

Class Y	10,874	336,551	212,498	7,017,919

Class R5	295	9,025	5,429	177,527

Class R6	1,864	57,011	908,338	29,699,578

Automatic conversion of Class C shares to Class A shares:
Class A	18,281	491,039	98,873	3,430,174

Class C	(21,227)	(491,039)	(111,462)	(3,430,174)

15	Invesco Global Growth Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,781,256)	$(50,381,839)	(2,325,257)	$(84,034,632)

Class C	(58,022)	(1,432,644)	(95,817)	(3,060,242)

Class Y	(269,928)	(7,588,240)	(335,067)	(12,109,636)

Class R5	(7,236)	(219,617)	(4,648)	(168,169)

Class R6	(57,205)	(1,692,866)	(4,268,803)	(139,469,037)

Net increase (decrease) in share activity	(1,403,442)	$(38,617,921)	389,828	$7,967,482

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/22)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$727.80	$5.23	$1,018.74	$6.11	1.22%
Class C	1,000.00	724.60	8.42	1,015.03	9.84	1.97
Class Y	1,000.00	728.80	4.16	1,019.98	4.86	0.97
Class R5	1,000.00	728.90	3.77	1,020.43	4.41	0.88
Class R6	1,000.00	728.90	3.69	1,020.53	4.31	0.86

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective March 01, 2022 the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.23%, 1.98%, 0.98%, 0.94% and 0.87% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

3

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.16, $9.89, $4.91, $4.71 and $4.36 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

4

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.16, $9.89, $4.91, $4.71 and $4.36 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

17	Invesco Global Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	GLG-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Global Opportunities Fund

Nasdaq:

A: OPGIX ∎ C: OGICX ∎ R: OGINX ∎ Y: OGIYX ∎ R5: GOFFX ∎ R6: OGIIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-31.61%
Class C Shares	-31.87
Class R Shares	-31.68
Class Y Shares	-31.52
Class R5 Shares	-31.50
Class R6 Shares	-31.48
MSCI All Country World Index▼	-11.63

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (10/22/90)	10.68%
10 Years	9.35
5 Years	4.04
1 Year	-36.81

Class C Shares
Inception (12/1/93)	10.58%
10 Years	9.31
5 Years	4.43
1 Year	-34.25

Class R Shares
Inception (3/1/01)	8.10%
10 Years	9.66
5 Years	4.95
1 Year	-33.30

Class Y Shares
Inception (2/1/01)	8.10%
10 Years	10.24
5 Years	5.47
1 Year	-32.96

Class R5 Shares
10 Years	10.08%
5 Years	5.44
1 Year	-32.89

Class R6 Shares
Inception (1/27/12)	10.48%
10 Years	10.42
5 Years	5.63
1 Year	-32.88

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Opportunities Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Opportunities Fund. Note: The Fund was subsequently renamed the Invesco Global Opportunities Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.25%
Belgium–1.02%
Biocartis Group N.V.(a)(b)(c)	6,000,000	$13,018,917

Ion Beam Applications	74,005	1,211,676

Materialise N.V., ADR(a)(c)	2,900,000	45,240,000

		59,470,593

Canada–0.73%
Shopify, Inc., Class A(c)	100,000	42,682,000

Denmark–2.38%
Atlantic Sapphire ASA	4,411,000	12,230,009

Bang & Olufsen A/S(c)	855,540	2,025,412

Bavarian Nordic A/S(c)	2,880,000	54,181,692

Genmab A/S(c)	100,000	35,275,304

Novozymes A/S, Class B	500,000	34,739,747

		138,452,164

Finland–0.74%
Rovio Entertainment OYJ(a)(b)	4,700,000	43,208,696

France–2.69%
Mersen S.A.	1,000,000	32,733,679

Technicolor S.A.(c)	8,983,319	30,003,138

Technicolor S.A., Wts., expiring 09/22/2024(c)	1,100,000	232,089

Teleperformance	200,000	71,508,245

Ubisoft Entertainment S.A.(c)	500,000	22,575,576

		157,052,727

Germany–7.38%
AIXTRON SE	4,000,000	104,435,686

Aumann AG(a)(b)(c)	1,000,000	15,018,983

Basler AG(a)	600,000	67,147,568

Carl Zeiss Meditec AG, BR	300,000	37,892,026

CompuGroup Medical SE & Co. KGaA	500,000	26,927,083

Manz AG(a)	500,000	20,647,946

MorphoSys AG(c)	400,000	8,570,684

PVA TePla AG(a)(c)	2,887,082	71,866,514

Rational AG	80,000	49,212,822

SLM Solutions Group AG(a)(c)	2,400,000	28,402,272

		430,121,584

Ireland–0.97%
Ads-Tec Energy PLC	2,319,856	15,728,624

Flutter Entertainment PLC(c)	406,701	40,860,167

		56,588,791

Isle of Man–0.30%
Kape Technologies PLC(c)	4,000,000	17,250,298

Israel–0.52%
Wix.com Ltd.(c)	400,000	30,184,000

Italy–1.99%
Amplifon S.p.A.	1,000,000	39,790,874

Brunello Cucinelli S.p.A.(c)	1,500,000	76,456,512

		116,247,386

	Shares	Value

Japan–11.59%
Comture Corp.(a)	3,000,000	$65,190,574

CyberAgent, Inc.	5,200,000	55,274,434

Disco Corp.	200,000	49,294,816

Jeol Ltd.	2,500,000	113,695,204

M3, Inc.	3,000,000	96,593,190

Nidec Corp.	600,000	39,305,430

Nikon Corp.	2,000,000	22,583,474

Optex Group Co. Ltd.(a)	2,000,000	26,436,332

PeptiDream, Inc.(c)	3,000,000	48,356,949

Rakuten Group, Inc.	6,000,000	42,295,074

Rheon Automatic Machinery Co. Ltd.	1,000,000	8,377,985

THK Co. Ltd.	2,000,000	39,762,767

Yaskawa Electric Corp.	2,000,000	68,236,031

		675,402,260

Luxembourg–0.80%
Eurofins Scientific SE	500,000	46,465,751

Norway–3.66%
Mowi ASA	4,000,000	113,408,357

Nordic Semiconductor ASA(c)	4,999,999	99,875,120

		213,283,477

Singapore–0.64%
STMicroelectronics N.V.	1,000,000	37,036,960

Sweden–7.19%
AddTech AB, Class B	4,000,000	70,539,867

Beijer Ref AB	6,000,000	97,566,546

BICO Group AB, Class B(c)	1,000,000	10,047,722

Boozt AB(a)(b)(c)	3,750,000	38,905,400

Hansa Biopharma AB	1,938,841	10,690,116

Indutrade AB	6,000,000	141,806,675

Midsona AB, Class B	1,000,000	2,573,001

RaySearch Laboratories AB(a)(c)	4,000,000	17,472,273

Tobii AB(c)	3,000,000	7,865,007

Xvivo Perfusion AB(c)	1,000,000	21,596,641

		419,063,248

Switzerland–0.30%
GeNeuro S.A. (Acquired 01/31/2020; Cost $758,969)(a)(d)	1,661,017	5,193,534

Zur Rose Group AG(c)	100,000	12,256,766

		17,450,300

United Kingdom–13.83%
Allied Minds PLC(c)	10,000,000	2,133,126

AO World PLC(c)	20,000,000	18,870,256

ASOS PLC(c)	700,000	12,133,060

Aston Martin Lagonda Global Holdings PLC(b)(c)	12,734,485	132,457,027

boohoo Group PLC(c)	30,000,000	30,202,273

Darktrace PLC(c)	6,170,000	33,221,244

FD Technologies PLC(c)	1,200,000	35,282,684

Fevertree Drinks PLC	2,000,000	45,130,933

Frontier Developments PLC(a)(c)	3,000,000	48,396,640

Future PLC	1,000,000	27,352,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Opportunities Fund

	Shares	Value

United Kingdom–(continued)
Gooch & Housego PLC(a)	2,000,000	$21,103,129

IG Group Holdings PLC	3,000,000	30,631,179

IP Group PLC	20,785,545	21,373,858

IQE PLC(a)(c)	140,000,000	52,868,194

M&C Saatchi PLC(a)(c)	6,600,000	16,288,960

Ocado Group PLC(c)	1,000,000	11,400,790

Oxford Nanopore Technologies PLC(c)	9,056,590	34,080,024

Rentokil Initial PLC	14,500,000	99,623,621

Spirax-Sarco Engineering PLC	464,285	70,220,187

WANdisco PLC(a)(c)	5,000,000	17,213,452

Xaar PLC(a)(c)	6,000,000	18,489,696

Zoo Digital Group PLC(a)(c)	7,000,000	10,433,922

Zotefoams PLC(a)	4,000,000	16,951,533

		805,857,867

United States–41.52%
3D Systems Corp.(c)	5,000,000	56,700,000

Acacia Research Corp.(a)(c)	2,500,000	11,725,000

Advanced Micro Devices, Inc.(c)	4,000,000	342,080,000

Align Technology, Inc.(c)	100,000	28,991,000

Applied Materials, Inc.	600,000	66,210,000

Arrowhead Pharmaceuticals, Inc.(c)	2,000,000	82,220,000

Cognex Corp.	1,200,000	81,156,000

Dolby Laboratories, Inc., Class A	800,000	61,976,000

Exact Sciences Corp.(c)	1,800,000	99,090,000

First Solar, Inc.(c)	1,000,000	73,030,000

Globant S.A.(c)	200,000	43,198,000

Halozyme Therapeutics, Inc.(c)	1,000,000	39,900,000

II-VI Incorporated(c)	1,000,000	61,210,000

Illumina, Inc.(c)	200,000	59,330,000

IPG Photonics Corp.(c)	600,000	56,688,000

iRobot Corp.(c)	700,000	35,455,000

Littelfuse, Inc.	400,000	91,700,000

Manhattan Associates, Inc.(c)	600,000	78,330,000

Nektar Therapeutics (Acquired 06/04/2002-11/05/2021; Cost $314,153)(a)(c)(d)	35,770,000	147,730,100

	Shares	Value

United States–(continued)
Nevro Corp.(c)	1,000,000	$61,690,000

ON Semiconductor Corp.(c)	1,000,000	52,110,000

PDF Solutions, Inc.(a)(c)	3,000,000	69,750,000

PTC, Inc.(c)	1,200,000	137,052,000

QUALCOMM, Inc.	500,000	69,845,000

Rigel Pharmaceuticals, Inc.(c)	5,000,000	11,800,000

Rite Aid Corp.(c)	2,500,000	15,925,000

Rollins, Inc.	2,250,000	75,465,000

Shake Shack, Inc., Class A(c)	1,000,000	57,830,000

Unity Software, Inc.(c)	200,000	13,282,000

Veeco Instruments, Inc.(a)(c)	3,207,868	73,524,334

Vicor Corp.(c)	500,000	30,260,000

Wolfspeed, Inc.(c)	1,000,000	91,710,000

Xeris Biopharma Holdings, Inc.(c)	2,000,000	4,880,000

Yelp, Inc.(c)	2,000,000	65,060,000

Zendesk, Inc.(c)	600,000	73,224,000

		2,420,126,434

Total Common Stocks & Other Equity Interests (Cost $5,673,800,239)		5,725,944,536

Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(a)(e)	35,924,721	35,924,721

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(a)(e)	18,822,042	18,818,278

Invesco Treasury Portfolio, Institutional Class, 0.23%(a)(e)	41,056,824	41,056,824

Total Money Market Funds (Cost $95,797,743)		95,799,823

TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $5,769,597,982)		5,821,744,359

OTHER ASSETS LESS LIABILITIES–0.11%		6,339,761

NET ASSETS–100.00%		$5,828,084,120

Investment Abbreviations:

ADR	- American Depositary Receipt
BR	- Bearer Shares
Wts.	- Warrants

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,788,683	$248,729,245	$(234,593,207)	$-	$-	$35,924,721	$10,466
Invesco Liquid Assets Portfolio, Institutional Class	5,221,390	177,663,746	(164,058,146)	2,080	(10,792)	18,818,278	8,967
Invesco Treasury Portfolio, Institutional Class	24,901,352	284,261,994	(268,106,522)	-	-	41,056,824	12,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Opportunities Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Other Affiliates:
Acacia Research Corp.	$14,325,000	$-	$-	$(2,600,000)	$-	$11,725,000	$ -
Aumann AG	18,753,868	-	-	(3,734,885)	-	15,018,983	-
Basler AG	111,168,781	-	-	(44,021,213)	-	67,147,568	-
Biocartis Group N.V.	27,411,964	-	-	(14,393,047)	-	13,018,917	-
Boozt AB	63,215,117	-	-	(24,309,717)	-	38,905,400	-
Comture Corp.	81,268,627	-	-	(16,078,053)	-	65,190,574	466,409
Frontier Developments PLC	101,325,060	-	-	(52,928,420)	-	48,396,640	-
GeNeuro S.A.	7,299,053	-	-	(2,105,519)	-	5,193,534	-
Gooch & Housego PLC	32,827,448	-	-	(11,724,319)	-	21,103,129	209,848
IQE PLC	90,237,060	-	-	(37,368,866)	-	52,868,194	-
M&C Saatchi PLC	14,640,104	-	-	1,648,856	-	16,288,960	-
Manz AG	26,127,086	-	-	(5,479,140)	-	20,647,946	-
Materialise N.V., ADR	69,977,000	-	-	(24,737,000)	-	45,240,000	-
Nektar Therapeutics	526,810,000	13,460,605	-	(392,540,505)	-	147,730,100	-
Optex Group Co. Ltd.	25,450,031	-	-	986,301	-	26,436,332	234,854
PDF Solutions, Inc.	70,590,000	-	-	(840,000)	-	69,750,000	-
PVA TePla AG	131,180,793	-	-	(59,314,279)	-	71,866,514	-
RaySearch Laboratories AB	28,489,106	-	-	(11,016,833)	-	17,472,273	-
Rovio Entertainment OYJ	38,576,764	-	-	4,631,932	-	43,208,696	521,227
SLM Solutions Group AG	47,439,244	-	-	(19,036,972)	-	28,402,272	-
Veeco Instruments, Inc.	97,160,000	-	(18,738,202)	(10,136,327)	5,238,863	73,524,334	-
WANdisco PLC	23,101,909	-	-	(5,888,457)	-	17,213,452	-
Xaar PLC	9,468,543	6,448,814	-	2,572,339	-	18,489,696	-
Zoo Digital Group PLC	12,117,118	-	-	(1,683,196)	-	10,433,922	-
Zotefoams PLC	19,687,795	-	-	(2,736,262)	-	16,951,533	-
Total	$1,740,558,896	$730,564,404	$(685,496,077)	$(732,831,502)	$5,228,071	$1,058,023,792	$1,464,557

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $242,609,023, which represented 4.16% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at April 30, 2022 was $152,923,634, which represented 2.62% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	42.32%

Health Care	19.85

Industrials	16.57

Consumer Discretionary	8.75

Communication Services	5.29

Consumer Staples	3.65

Other Sectors, Each Less than 2% of Net Assets	1.82

Money Market Funds Plus Other Assets Less Liabilities	1.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,931,587,905)	$4,763,720,567

Investments in affiliates, at value (Cost $1,838,010,077)	1,058,023,792

Cash	4,000,000

Foreign currencies, at value (Cost $1,249,532)	1,244,201

Receivable for:
Investments sold	4,071,387

Fund shares sold	4,999,511

Dividends	8,562,333

Interest	24

Investment for trustee deferred compensation and retirement plans	309,268

Other assets	166,759

Total assets	5,845,097,842

Liabilities:

Payable for:
Investments purchased	1,495,266

Fund shares reacquired	11,856,904

Accrued fees to affiliates	2,675,630

Accrued trustees’ and officers’ fees and benefits	147,847

Accrued other operating expenses	528,807

Trustee deferred compensation and retirement plans	309,268

Total liabilities	17,013,722

Net assets applicable to shares outstanding	$5,828,084,120

Net assets consist of:

Shares of beneficial interest	$5,302,142,979

Distributable earnings	525,941,141

$5,828,084,120

Net Assets:

Class A	$2,567,767,001

Class C	$241,741,631

Class R	$183,108,787

Class Y	$1,375,532,829

Class R5	$917,151

Class R6	$1,459,016,721

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	49,792,163

Class C	5,780,727

Class R	3,791,319

Class Y	25,945,433

Class R5	17,574

Class R6	27,169,987

Class A:
Net asset value per share	$51.57

Maximum offering price per share (Net asset value of $51.57 ÷ 94.50%)	$54.57

Class C:
Net asset value and offering price per share	$41.82

Class R:
Net asset value and offering price per share	$48.30

Class Y:
Net asset value and offering price per share	$53.02

Class R5:
Net asset value and offering price per share	$52.19

Class R6:
Net asset value and offering price per share	$53.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest	$6,776

Dividends (net of foreign withholding taxes of $1,857,464)	14,453,803

Dividends from affiliates	1,464,557

Foreign withholding tax claims	465,528

Total investment income	16,390,664

Expenses:
Advisory fees	25,306,882

Administrative services fees	535,984

Custodian fees	155,619

Distribution fees:
Class A	4,060,428

Class C	1,696,933

Class R	584,879

Transfer agent fees – A, C, R and Y	4,845,499

Transfer agent fees – R5	500

Transfer agent fees – R6	307,339

Trustees’ and officers’ fees and benefits	63,137

Registration and filing fees	145,856

Professional services fees	64,689

Other	(58,070)

Total expenses	37,709,675

Less: Fees waived and/or expense offset arrangement(s)	(15,505)

Net expenses	37,694,170

Net investment income (loss)	(21,303,506)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	510,084,942

Affiliated investment securities	5,228,071

Foreign currencies	10,590

515,323,603

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,559,141,175)

Affiliated investment securities	(732,831,502)

Foreign currencies	(563,902)

(3,292,536,579)

Net realized and unrealized gain (loss)	(2,777,212,976)

Net increase (decrease) in net assets resulting from operations	$(2,798,516,482)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income (loss)	$(21,303,506)	$(57,842,876)

Net realized gain	515,323,603	498,242,547

Change in net unrealized appreciation (depreciation)	(3,292,536,579)	1,585,999,042

Net increase (decrease) in net assets resulting from operations	(2,798,516,482)	2,026,398,713

Distributions to shareholders from distributable earnings:

Class A	(194,328,115)	(339,297,321)

Class C	(24,420,792)	(50,327,508)

Class R	(14,273,037)	(25,015,143)

Class Y	(113,074,056)	(197,213,266)

Class R5	(66,097)	(1,196)

Class R6	(101,013,872)	(155,622,626)

Total distributions from distributable earnings	(447,175,969)	(767,477,060)

Share transactions–net:

Class A	(11,384,663)	71,983,213

Class C	(28,955,430)	(63,886,987)

Class R	8,664,237	4,106,384

Class Y	(230,149,954)	147,484,680

Class R5	305,552	1,105,075

Class R6	112,661,198	288,650,779

Net increase (decrease) in net assets resulting from share transactions	(148,859,060)	449,443,144

Net increase (decrease) in net assets	(3,394,551,511)	1,708,364,797

Net assets:

Beginning of period	9,222,635,631	7,514,270,834

End of period	$5,828,084,120	$9,222,635,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$79.58	$(0.22)	$(23.86)	$(24.08)	$-	$(3.93)	$(3.93)	$51.57	(31.61	)%(e)	$2,567,767	1.08	%(e)(f)	1.08	%(e)(f)	(0.66	)%(e)(f)	3%
Year ended 10/31/21	68.56	(0.57)	18.59	18.02	-	(7.00)	(7.00)	79.58	26.83	(e)	3,991,359	1.04	(e)	1.04	(e)	(0.71	)(e)	7
Year ended 10/31/20	57.92	(0.45)	14.86	14.41	-	(3.77)	(3.77)	68.56	25.88	(e)	3,359,360	1.10	(e)	1.10	(e)	(0.74	)(e)	12
One month ended 10/31/19	56.16	(0.04)	1.80	1.76	-	-	-	57.92	3.13		3,099,689	1.09	(f)	1.09	(f)	(0.90	)(f)	3
Year ended 09/30/19	75.01	(0.15)	(13.16)	(13.31)	-	(5.54)	(5.54)	56.16	(17.48)		3,059,916	1.12		1.12		(0.25)		12
Year ended 09/30/18	61.40	(0.22)	15.42	15.20	-	(1.59)	(1.59)	75.01	25.09		4,124,481	1.12		1.12		(0.31)		21
Year ended 09/30/17	50.76	(0.23)	14.49	14.26	(0.13)	(3.49)	(3.62)	61.40	30.48		3,085,024	1.17		1.17		(0.43)		18
Class C
Six months ended 04/30/22	65.56	(0.38)	(19.43)	(19.81)	-	(3.93)	(3.93)	41.82	(31.87)		241,742	1.84	(f)	1.84	(f)	(1.42	)(f)	3
Year ended 10/31/21	57.90	(0.98)	15.64	14.66	-	(7.00)	(7.00)	65.56	25.89		418,630	1.80		1.80		(1.47)		7
Year ended 10/31/20	49.81	(0.77)	12.63	11.86	-	(3.77)	(3.77)	57.90	24.91		422,919	1.86		1.86		(1.50)		12
One month ended 10/31/19	48.32	(0.07)	1.56	1.49	-	-	-	49.81	3.08		467,908	1.84	(f)	1.84	(f)	(1.65	)(f)	3
Year ended 09/30/19	65.97	(0.52)	(11.59)	(12.11)	-	(5.54)	(5.54)	48.32	(18.12)		469,174	1.88		1.88		(1.01)		12
Year ended 09/30/18	54.57	(0.67)	13.66	12.99	-	(1.59)	(1.59)	65.97	24.15		955,893	1.87		1.87		(1.06)		21
Year ended 09/30/17	45.72	(0.56)	12.90	12.34	-	(3.49)	(3.49)	54.57	29.47		648,270	1.92		1.92		(1.18)		18
Class R
Six months ended 04/30/22	74.88	(0.28)	(22.37)	(22.65)	-	(3.93)	(3.93)	48.30	(31.68)		183,109	1.34	(f)	1.34	(f)	(0.92	)(f)	3
Year ended 10/31/21	65.02	(0.73)	17.59	16.86	-	(7.00)	(7.00)	74.88	26.49		274,251	1.30		1.30		(0.97)		7
Year ended 10/31/20	55.25	(0.58)	14.12	13.54	-	(3.77)	(3.77)	65.02	25.53		233,141	1.36		1.36		(1.00)		12
One month ended 10/31/19	53.58	(0.05)	1.72	1.67	-	-	-	55.25	3.12		221,803	1.34	(f)	1.34	(f)	(1.15	)(f)	3
Year ended 09/30/19	72.06	(0.28)	(12.66)	(12.94)	-	(5.54)	(5.54)	53.58	(17.71)		218,747	1.37		1.37		(0.51)		12
Year ended 09/30/18	59.18	(0.39)	14.86	14.47	-	(1.59)	(1.59)	72.06	24.79		276,790	1.37		1.37		(0.56)		21
Year ended 09/30/17	49.10	(0.35)	13.98	13.63	(0.06)	(3.49)	(3.55)	59.18	30.15		199,696	1.42		1.42		(0.67)		18
Class Y
Six months ended 04/30/22	81.60	(0.14)	(24.51)	(24.65)	-	(3.93)	(3.93)	53.02	(31.52)		1,375,533	0.84	(f)	0.84	(f)	(0.42	)(f)	3
Year ended 10/31/21	70.00	(0.38)	18.98	18.60	-	(7.00)	(7.00)	81.60	27.13		2,419,916	0.80		0.80		(0.47)		7
Year ended 10/31/20	58.93	(0.31)	15.15	14.84	-	(3.77)	(3.77)	70.00	26.18		1,940,275	0.86		0.86		(0.50)		12
One month ended 10/31/19	57.13	(0.03)	1.83	1.80	-	-	-	58.93	3.15		2,113,652	0.84	(f)	0.84	(f)	(0.65	)(f)	3
Year ended 09/30/19	76.02	-	(13.35)	(13.35)	-	(5.54)	(5.54)	57.13	(17.29)		2,120,749	0.87		0.87		(0.01)		12
Year ended 09/30/18	62.05	(0.05)	15.61	15.56	-	(1.59)	(1.59)	76.02	25.40		3,055,996	0.87		0.87		(0.07)		21
Year ended 09/30/17	51.28	(0.09)	14.61	14.52	(0.26)	(3.49)	(3.75)	62.05	30.79		1,241,346	0.92		0.92		(0.16)		18
Class R5
Six months ended 04/30/22	80.36	(0.11)	(24.13)	(24.24)	-	(3.93)	(3.93)	52.19	(31.50)		917	0.77	(f)	0.77	(f)	(0.35	)(f)	3
Year ended 10/31/21	68.95	(0.28)	18.69	18.41	-	(7.00)	(7.00)	80.36	27.28		1,089	0.68		0.68		(0.35)		7
Year ended 10/31/20	58.01	(0.21)	14.92	14.71	-	(3.77)	(3.77)	68.95	26.38		12	0.70		0.70		(0.34)		12
One month ended 10/31/19	56.23	(0.02)	1.80	1.78	-	-	-	58.01	3.16		10	0.68	(f)	0.68	(f)	(0.50	)(f)	3
Period ended 09/30/19(g)	58.48	0.03	(2.28)	(2.25)	-	-	-	56.23	(3.85)		10	0.74	(f)	0.74	(f)	0.12	(f)	12
Class R6
Six months ended 04/30/22	82.55	(0.10)	(24.82)	(24.92)	-	(3.93)	(3.93)	53.70	(31.48)		1,459,017	0.71	(f)	0.71	(f)	(0.29	)(f)	3
Year ended 10/31/21	70.67	(0.30)	19.18	18.88	-	(7.00)	(7.00)	82.55	27.28		2,117,391	0.68		0.68		(0.35)		7
Year ended 10/31/20	59.37	(0.21)	15.28	15.07	-	(3.77)	(3.77)	70.67	26.39		1,558,563	0.70		0.70		(0.34)		12
One month ended 10/31/19	57.55	(0.02)	1.84	1.82	-	-	-	59.37	3.16		1,288,373	0.69	(f)	0.69	(f)	(0.50	)(f)	3
Year ended 09/30/19	76.41	0.09	(13.41)	(13.32)	-	(5.54)	(5.54)	57.55	(17.16)		1,272,938	0.71		0.71		0.15		12
Year ended 09/30/18	62.26	0.07	15.67	15.74	-	(1.59)	(1.59)	76.41	25.61		1,403,832	0.71		0.71		0.10		21
Year ended 09/30/17	51.43	-	14.66	14.66	(0.34)	(3.49)	(3.83)	62.26	31.01		662,176	0.73		0.73		0.01		18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Global Opportunities Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Global Opportunities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes –The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

13	Invesco Global Opportunities Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 250 million	0.800%

Next $250 million	0.770%

Next $500 million	0.750%

Next $1 billion	0.690%

Next $1.5 billion	0.670%

Next $2.5 billion	0.650%

Next $4 billion	0.630%

Over $10 billion	0.610%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $14,477.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

14	Invesco Global Opportunities Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $198,371 in front-end sales commissions from the sale of Class A shares and $9,059 and $9,476 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $8,327 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Belgium	$45,240,000	$14,230,593	$–	$59,470,593

Canada	42,682,000	–	–	42,682,000

Denmark	–	138,452,164	–	138,452,164

Finland	–	43,208,696	–	43,208,696

France	232,089	156,820,638	–	157,052,727

Germany	–	430,121,584	–	430,121,584

Ireland	15,728,624	40,860,167	–	56,588,791

Isle of Man	–	17,250,298	–	17,250,298

Israel	30,184,000	–	–	30,184,000

Italy	–	116,247,386	–	116,247,386

Japan	–	675,402,260	–	675,402,260

Luxembourg	–	46,465,751	–	46,465,751

Norway	–	213,283,477	–	213,283,477

Singapore	–	37,036,960	–	37,036,960

Sweden	–	419,063,248	–	419,063,248

Switzerland	–	17,450,300	–	17,450,300

United Kingdom	–	805,857,867	–	805,857,867

United States	2,420,126,434	–	–	2,420,126,434

Money Market Funds	95,799,823	–	–	95,799,823

Total Investments	$2,649,992,970	$3,171,751,389	$–	$5,821,744,359

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,028.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund

15	Invesco Global Opportunities Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $236,770,944 and $926,598,381, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 2,296,064,476

Aggregate unrealized (depreciation) of investments	(2,262,784,232)

Net unrealized appreciation of investments	$ 33,280,244

Cost of investments for tax purposes is $5,788,464,115.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,776,450	$117,344,645	4,875,396	$393,802,172

Class C	224,448	11,932,342	756,235	50,644,040

Class R	321,414	19,620,525	609,103	46,265,081

Class Y	2,775,789	188,886,761	8,288,976	684,796,223

Class R5	4,149	303,750	13,459	1,110,671

Class R6	4,208,672	283,189,916	7,512,295	627,833,253

Issued as reinvestment of dividends:
Class A	2,569,653	182,162,927	4,232,742	319,318,097

Class C	402,014	23,172,101	764,060	47,799,623

Class R	214,377	14,245,371	350,770	24,957,284

Class Y	1,308,410	95,265,309	2,223,327	171,640,821

Class R5	906	64,942	-	-

Class R6	1,304,716	96,170,583	1,937,551	151,167,699

Automatic conversion of Class C shares to Class A shares:
Class A	271,317	16,872,391	877,602	70,149,842

Class C	(333,572)	(16,872,391)	(1,059,201)	(70,149,842)

Reacquired:
Class A	(4,981,819)	(327,764,626)	(8,827,130)	(711,286,898)

Class C	(897,948)	(47,187,482)	(1,378,993)	(92,180,808)

Class R	(406,807)	(25,201,659)	(883,441)	(67,115,981)

Class Y	(7,794,403)	(514,302,024)	(8,575,585)	(708,952,364)

Class R5	(1,038)	(63,140)	(73)	(5,596)

Class R6	(3,994,740)	(266,699,301)	(5,853,490)	(490,350,173)

Net increase (decrease) in share activity	(3,028,012)	$(148,859,060)	5,863,603	$449,443,144

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$683.90	$4.51	$1,019.44	$5.41	1.08%
Class C	1,000.00	681.30	7.67	1,015.67	9.20	1.84
Class R	1,000.00	683.20	5.59	1,018.15	6.71	1.34
Class Y	1,000.00	684.80	3.51	1,020.63	4.21	0.84
Class R5	1,000.00	685.00	3.22	1,020.98	3.86	0.77
Class R6	1,000.00	685.20	2.97	1,021.27	3.56	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Global Opportunities Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLOPP-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco International Core Equity Fund

Nasdaq:

A: IBVAX ∎ C: IBVCX ∎ R: IIBRX ∎ Y: IBVYX ∎ Investor: IIBCX ∎ R5: IBVIX ∎ R6: IBVFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.62%
Class C Shares	-12.92
Class R Shares	-12.70
Class Y Shares	-12.46
Investor Class Shares	-12.59
Class R5 Shares	-12.50
Class R6 Shares	-12.44
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	-11.80
Lipper International Large-Cap Core Funds Index∎ (Peer Group Index)	-11.66

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.95%
10 Years	4.03
5 Years	3.09
1 Year	-17.67

Class C Shares
Inception (2/14/00)	2.61%
10 Years	4.02
5 Years	3.49
1 Year	-14.33

Class R Shares
Inception (11/24/03)	4.40%
10 Years	4.37
5 Years	4.00
1 Year	-13.07

Class Y Shares
Inception (10/3/08)	4.05%
10 Years	4.89
5 Years	4.54
1 Year	-12.64

Investor Class Shares
Inception (10/28/98)	3.71%
10 Years	4.63
5 Years	4.27
1 Year	-12.84

Class R5 Shares
Inception (4/30/04)	4.70%
10 Years	5.02
5 Years	4.53
1 Year	-12.63

Class R6 Shares
10 Years	5.01%
5 Years	4.55
1 Year	-12.63

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Core Equity Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.10%
Australia–7.06%
Ansell Ltd.	63,860	$1,223,007

Australia & New Zealand Banking Group Ltd.	86,239	1,636,894

Treasury Wine Estates Ltd.	131,622	1,027,999

Worley Ltd.	75,936	740,173

		4,628,073

Austria–3.75%
ams-OSRAM AG(a)	63,544	779,255

BAWAG Group AG(b)	21,691	1,028,767

Wienerberger AG	23,213	648,899

		2,456,921

Canada–2.21%
CAE, Inc.(a)	61,010	1,450,866

China–1.39%
Alibaba Group Holding Ltd., ADR(a)	9,384	911,093

Denmark–0.99%
ISS A/S(a)	39,626	646,870

Finland–1.61%
Metso Outotec OYJ	72,152	610,534

QT Group OYJ(a)	5,076	442,685

		1,053,219

France–10.68%
Coface S.A.(a)	81,297	966,180

Thales S.A.	13,508	1,730,386

TotalEnergies SE	27,875	1,373,446

Veolia Environnement S.A.	56,914	1,640,405

Verallia S.A.(b)	47,469	1,294,225

		7,004,642

Germany–11.95%
AIXTRON SE	27,089	707,265

Deutsche Telekom AG	108,105	1,991,256

Hensoldt AG	36,131	1,010,903

Infineon Technologies AG	34,915	1,010,103

Mercedes-Benz Group AG	17,713	1,253,462

SAP SE	12,653	1,305,069

TeamViewer AG(a)(b)	45,901	556,768

		7,834,826

Hong Kong–2.01%
AIA Group Ltd.	135,000	1,318,939

India–3.62%
Fairfax India Holdings Corp.(a)(b)	128,882	1,549,161

Housing Development Finance Corp. Ltd.	28,735	827,330

		2,376,491

Italy–1.96%
Ariston Holding N.V.(a)	128,730	1,286,429

	Shares	Value

Japan–19.28%
ASKUL Corp.	35,400	$429,243

Disco Corp.	1,900	468,301

FANUC Corp.	6,600	1,020,792

Hitachi Ltd.	36,600	1,704,329

Hoya Corp.	11,400	1,135,774

KDDI Corp.	28,700	951,562

Koito Manufacturing Co. Ltd.	16,000	587,544

Nintendo Co. Ltd.	2,000	921,720

Recruit Holdings Co. Ltd.	16,800	619,712

Shin-Etsu Chemical Co. Ltd.	6,400	882,368

SoftBank Group Corp.	18,500	746,866

Sony Group Corp.	13,200	1,134,559

Toyota Motor Corp.	119,500	2,036,275

		12,639,045

Netherlands–5.69%
BE Semiconductor Industries N.V.	9,820	594,639

EXOR N.V.	14,505	998,598

Koninklijke Ahold Delhaize N.V.	51,397	1,518,273

OCI N.V.(a)	16,300	618,188

		3,729,698

Singapore–1.99%
DBS Group Holdings Ltd.	53,760	1,302,130

Spain–3.83%
Iberdrola S.A.	106,862	1,220,976

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(c)	902,425	1,291,615

		2,512,591

Sweden–2.09%
SkiStar AB	37,537	725,831

SSAB AB, Class B	108,989	642,016

		1,367,847

Switzerland–11.25%
ALSO Holding AG	5,456	1,237,506

DKSH Holding AG	8,749	750,626

Novartis AG, ADR	21,896	1,927,505

Roche Holding AG	6,941	2,570,715

Swatch Group AG (The), BR	3,447	890,146

		7,376,498

United Kingdom–7.74%
AstraZeneca PLC	12,689	1,685,631

BP PLC	300,760	1,468,490

Tate & Lyle PLC	197,249	1,922,142

		5,076,263

Total Common Stocks & Other Equity Interests (Cost $64,990,204)		64,972,441

Money Market Funds–2.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	805,842	805,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Core Equity Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	537,228	$537,228

Total Money Market Funds (Cost $1,343,070)		1,343,070

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–101.15% (Cost $66,333,274)		66,315,511

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.94%
Invesco Private Government Fund, 0.40%(d)(e)(f)	186,038	186,038

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.35%(d)(e)(f)	434,089	$434,089

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $620,097)		620,127

TOTAL INVESTMENTS IN SECURITIES–102.09% (Cost $66,953,371)		66,935,638

OTHER ASSETS LESS LIABILITIES–(2.09)%		(1,372,590)

NET ASSETS–100.00%		$65,563,048

Investment Abbreviations:

ADR	–	American Depositary Receipt
BR	–	Bearer Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $4,428,921, which represented 6.76% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$504,450	$8,764,606	$(8,463,214)	$-	$-	$805,842	$75
Invesco Treasury Portfolio, Institutional Class	336,300	5,843,071	(5,642,143)	-	-	537,228	63
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	421,800	1,851,974	(2,087,736)	-	-	186,038	146*
Invesco Private Prime Fund	984,200	4,172,403	(4,722,414)	30	(130)	434,089	555*
Total	$2,246,750	$20,632,054	$(20,915,507)	$30	$(130)	$1,963,197	$839

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Financials	16.66%
Industrials	14.56
Consumer Discretionary	14.12
Health Care	13.03
Information Technology	10.83
Communication Services	7.03
Consumer Staples	6.82
Materials	6.23
Energy	5.46
Utilities	4.36
Money Market Funds Plus Other Assets Less Liabilities	0.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $64,990,204)*	$64,972,441

Investments in affiliated money market funds, at value (Cost $1,963,167)	1,963,197

Cash	980

Foreign currencies, at value (Cost $148,251)	144,166

Receivable for:
Investments sold	128

Fund shares sold	8,972

Dividends	226,539

Investment for trustee deferred compensation and retirement plans	72,873

Other assets	60,524

Total assets	67,449,820

Liabilities:
Payable for:
Investments purchased	162,199

Fund shares reacquired	945,962

Accrued foreign taxes	11,902

Collateral upon return of securities loaned	620,097

Accrued fees to affiliates	26,867

Accrued other operating expenses	39,649

Trustee deferred compensation and retirement plans	80,096

Total liabilities	1,886,772

Net assets applicable to shares outstanding	$65,563,048

Net assets consist of:
Shares of beneficial interest	$65,547,867

Distributable earnings	15,181

$65,563,048

Net Assets:
Class A	$28,495,350

Class C	$1,718,357

Class R	$1,514,340

Class Y	$6,196,424

Investor Class	$8,211,042

Class R5	$4,830,706

Class R6	$14,596,829

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,449,709

Class C	150,489

Class R	129,521

Class Y	522,498

Investor Class	692,469

Class R5	418,938

Class R6	1,266,662

Class A:
Net asset value per share	$11.63

Maximum offering price per share (Net asset value of $11.63 ÷ 94.50%)	$12.31

Class C:
Net asset value and offering price per share	$11.42

Class R:
Net asset value and offering price per share	$11.69

Class Y:
Net asset value and offering price per share	$11.86

Investor Class:
Net asset value and offering price per share	$11.86

Class R5:
Net asset value and offering price per share	$11.53

Class R6:
Net asset value and offering price per share	$11.52

*	At April 30, 2022, security with a value of $577,692 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$373

Dividends (net of foreign withholding taxes of $151,467)	860,596

Dividends from affiliated money market funds (includes securities lending income of $2,537)	2,675

Non-cash dividend income	287,531

Foreign withholding tax claims	68,477

Total investment income	1,219,652

Expenses:
Advisory fees	264,295

Administrative services fees	4,870

Custodian fees	8,246

Distribution fees:
Class A	39,067

Class C	9,280

Class R	4,253

Investor Class	11,261

Transfer agent fees – A, C, R, Y and Investor	54,174

Transfer agent fees – R5	1,226

Transfer agent fees – R6	2,690

Trustees’ and officers’ fees and benefits	8,488

Registration and filing fees	42,705

Reports to shareholders	7,440

Professional services fees	28,872

Other	6,362

Total expenses	493,229

Less: Fees waived and/or expenses reimbursed	(122,856)

Net expenses	370,373

Net investment income	849,279

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(55,104)

Affiliated investment securities	(130)

Foreign currencies	(15,922)

(71,156)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $26,969)	(10,442,737)

Affiliated investment securities	30

Foreign currencies	(14,545)

(10,457,252)

Net realized and unrealized gain (loss)	(10,528,408)

Net increase (decrease) in net assets resulting from operations	$(9,679,129)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$849,279	$916,662

Net realized gain (loss)	(71,156)	11,204,735

Change in net unrealized appreciation (depreciation)	(10,457,252)	6,069,366

Net increase (decrease) in net assets resulting from operations	(9,679,129)	18,190,763

Distributions to shareholders from distributable earnings:
Class A	(1,247,203)	(262,403)

Class C	(58,262)	(2,288)

Class R	(66,809)	(10,609)

Class Y	(217,355)	(59,408)

Investor Class	(364,280)	(83,908)

Class R5	(223,313)	(45,382)

Class R6	(688,692)	(171,257)

Total distributions from distributable earnings	(2,865,914)	(635,255)

Share transactions–net:
Class A	2,212,139	(158,263)

Class C	88,479	(428,513)

Class R	(61,773)	119,942

Class Y	1,839,018	(440,909)

Investor Class	(71,714)	(479,304)

Class R5	331,203	1,025,262

Class R6	618,732	277,480

Net increase (decrease) in net assets resulting from share transactions	4,956,084	(84,305)

Net increase (decrease) in net assets	(7,588,959)	17,471,203

Net assets:
Beginning of period	73,152,007	55,680,804

End of period	$65,563,048	$73,152,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$13.86	$0.15	$(1.86)	$(1.71)	$(0.19)	$(0.33)	$(0.52)	$11.63	(12.62)%	$28,495	1.12	%(d)	1.52	%(d)	2.34	%(d)	46%
Year ended 10/31/21	10.53	0.16	3.28	3.44	(0.11)	–	(0.11)	13.86	32.82	31,958	1.12		1.52		1.20		86
Year ended 10/31/20	10.66	0.12	(0.02)	0.10	(0.23)	–	(0.23)	10.53	0.86	24,443	1.12		1.68		1.13		61
Year ended 10/31/19	10.59	0.20	0.71	0.91	(0.15)	(0.69)	(0.84)	10.66	9.74	27,707	1.12		1.66		1.97		28
Year ended 10/31/18	12.43	0.19	(1.84)	(1.65)	(0.19)	–	(0.19)	10.59	(13.53)	33,798	1.12		1.67		1.54		73
Year ended 10/31/17	10.48	0.15	1.97	2.12	(0.17)	–	(0.17)	12.43	20.54	40,865	1.15		1.70		1.38		61
Class C
Six months ended 04/30/22	13.54	0.10	(1.82)	(1.72)	(0.07)	(0.33)	(0.40)	11.42	(12.92)	1,718	1.87	(d)	2.27	(d)	1.59	(d)	46
Year ended 10/31/21	10.28	0.06	3.21	3.27	(0.01)	–	(0.01)	13.54	31.85	1,947	1.87		2.27		0.45		86
Year ended 10/31/20	10.40	0.04	(0.03)	0.01	(0.13)	–	(0.13)	10.28	0.06	1,827	1.87		2.43		0.38		61
Year ended 10/31/19	10.31	0.12	0.71	0.83	(0.05)	(0.69)	(0.74)	10.40	8.98	2,775	1.87		2.41		1.22		28
Year ended 10/31/18	12.10	0.09	(1.79)	(1.70)	(0.09)	–	(0.09)	10.31	(14.14)	6,022	1.87		2.42		0.79		73
Year ended 10/31/17	10.20	0.07	1.92	1.99	(0.09)	–	(0.09)	12.10	19.64	8,476	1.90		2.45		0.63		61
Class R
Six months ended 04/30/22	13.90	0.13	(1.85)	(1.72)	(0.16)	(0.33)	(0.49)	11.69	(12.70)	1,514	1.37	(d)	1.77	(d)	2.09	(d)	46
Year ended 10/31/21	10.57	0.13	3.28	3.41	(0.08)	–	(0.08)	13.90	32.37	1,872	1.37		1.77		0.95		86
Year ended 10/31/20	10.69	0.09	(0.01)	0.08	(0.20)	–	(0.20)	10.57	0.67	1,329	1.37		1.93		0.88		61
Year ended 10/31/19	10.60	0.17	0.73	0.90	(0.12)	(0.69)	(0.81)	10.69	9.52	1,105	1.37		1.91		1.72		28
Year ended 10/31/18	12.44	0.16	(1.84)	(1.68)	(0.16)	–	(0.16)	10.60	(13.73)	1,414	1.37		1.92		1.29		73
Year ended 10/31/17	10.49	0.12	1.97	2.09	(0.14)	–	(0.14)	12.44	20.21	2,201	1.40		1.95		1.13		61
Class Y
Six months ended 04/30/22	14.14	0.17	(1.89)	(1.72)	(0.23)	(0.33)	(0.56)	11.86	(12.46)	6,196	0.87	(d)	1.27	(d)	2.59	(d)	46
Year ended 10/31/21	10.74	0.20	3.34	3.54	(0.14)	–	(0.14)	14.14	33.12	5,380	0.87		1.27		1.45		86
Year ended 10/31/20	10.87	0.14	(0.01)	0.13	(0.26)	–	(0.26)	10.74	1.11	4,407	0.87		1.43		1.38		61
Year ended 10/31/19	10.78	0.23	0.73	0.96	(0.18)	(0.69)	(0.87)	10.87	10.09	4,465	0.87		1.41		2.22		28
Year ended 10/31/18	12.65	0.22	(1.87)	(1.65)	(0.22)	–	(0.22)	10.78	(13.33)	5,738	0.87		1.42		1.79		73
Year ended 10/31/17	10.66	0.19	2.00	2.19	(0.20)	–	(0.20)	12.65	20.88	6,226	0.90		1.45		1.63		61
Investor Class
Six months ended 04/30/22	14.12	0.15	(1.89)	(1.74)	(0.19)	(0.33)	(0.52)	11.86	(12.59)	8,211	1.12	(d)	1.52	(d)	2.34	(d)	46
Year ended 10/31/21	10.73	0.17	3.33	3.50	(0.11)	–	(0.11)	14.12	32.77	9,851	1.12		1.52		1.20		86
Year ended 10/31/20	10.85	0.12	(0.01)	0.11	(0.23)	–	(0.23)	10.73	0.94	7,848	1.12		1.68		1.13		61
Year ended 10/31/19	10.76	0.20	0.73	0.93	(0.15)	(0.69)	(0.84)	10.85	9.77	8,886	1.12		1.66		1.97		28
Year ended 10/31/18	12.63	0.19	(1.87)	(1.68)	(0.19)	–	(0.19)	10.76	(13.55)	9,037	1.12		1.67		1.54		73
Year ended 10/31/17	10.65	0.16	1.99	2.15	(0.17)	–	(0.17)	12.63	20.50	14,503	1.15		1.70		1.38		61
Class R5
Six months ended 04/30/22	13.77	0.16	(1.84)	(1.68)	(0.23)	(0.33)	(0.56)	11.53	(12.50)	4,831	0.87	(d)	1.10	(d)	2.59	(d)	46
Year ended 10/31/21	10.46	0.20	3.25	3.45	(0.14)	–	(0.14)	13.77	33.14	5,393	0.87		1.03		1.45		86
Year ended 10/31/20	10.59	0.14	(0.01)	0.13	(0.26)	–	(0.26)	10.46	1.14	3,318	0.87		1.12		1.38		61
Year ended 10/31/19	10.53	0.22	0.71	0.93	(0.18)	(0.69)	(0.87)	10.59	10.04	3,282	0.87		1.10		2.22		28
Year ended 10/31/18	12.36	0.22	(1.83)	(1.61)	(0.22)	–	(0.22)	10.53	(13.32)	3,017	0.87		1.15		1.79		73
Year ended 10/31/17	10.44	0.18	1.95	2.13	(0.21)	–	(0.21)	12.36	20.82	3,474	0.90		1.15		1.63		61
Class R6
Six months ended 04/30/22	13.76	0.16	(1.84)	(1.68)	(0.23)	(0.33)	(0.56)	11.52	(12.52)	14,597	0.87	(d)	1.09	(d)	2.59	(d)	46
Year ended 10/31/21	10.46	0.20	3.24	3.44	(0.14)	–	(0.14)	13.76	33.05	16,752	0.87		1.03		1.45		86
Year ended 10/31/20	10.59	0.14	(0.01)	0.13	(0.26)	–	(0.26)	10.46	1.14	12,508	0.87		1.12		1.38		61
Year ended 10/31/19	10.53	0.22	0.71	0.93	(0.18)	(0.69)	(0.87)	10.59	10.04	19,188	0.87		1.10		2.22		28
Year ended 10/31/18	12.35	0.22	(1.82)	(1.60)	(0.22)	–	(0.22)	10.53	(13.25)	11,560	0.87		1.15		1.79		73
Year ended 10/31/17	10.43	0.18	1.96	2.14	(0.22)	–	(0.22)	12.35	20.85	15,702	0.90		1.15		1.63		61

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Core Equity Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco International Core Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending

12	Invesco International Core Equity Fund

in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.750%

Next $500 million	0.650%

From $1 billion	0.550%

From $2 billion	0.450%

From $4 billion	0.400%

From $6 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

13	Invesco International Core Equity Fund

For the six months ended April 30, 2022, the Adviser waived advisory fees of $64,766 and reimbursed class level expenses of $34,063, $2,023, $1,859, $6,397, $9,832, $1,226 and $2,690 of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $2,480 in front-end sales commissions from the sale of Class A shares and $309 and $49 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $483 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$4,628,073	$–	$4,628,073

Austria	–	2,456,921	–	2,456,921

Canada	1,450,866	–	–	1,450,866

China	911,093	–	–	911,093

Denmark	–	646,870	–	646,870

Finland	–	1,053,219	–	1,053,219

France	–	7,004,642	–	7,004,642

Germany	–	7,834,826	–	7,834,826

Hong Kong	–	1,318,939	–	1,318,939

India	1,549,161	827,330	–	2,376,491

Italy	–	1,286,429	–	1,286,429

Japan	–	12,639,045	–	12,639,045

Netherlands	–	3,729,698	–	3,729,698

Singapore	–	1,302,130	–	1,302,130

Spain	–	2,512,591	–	2,512,591

Sweden	–	1,367,847	–	1,367,847

Switzerland	1,927,505	5,448,993	–	7,376,498

United Kingdom	–	5,076,263	–	5,076,263

14	Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total

Money Market Funds	$1,343,070	$620,127	$–	$1,963,197

Total Investments	$7,181,695	$59,753,943	$–	$66,935,638

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $35,296,484 and $32,181,130, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 5,468,038

Aggregate unrealized (depreciation) of investments	(5,582,881)

Net unrealized appreciation (depreciation) of investments	$ (114,843)

Cost of investments for tax purposes is $67,050,481.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	390,067	$5,064,542	291,986	$4,031,325

Class C	17,676	223,058	37,454	497,284

Class R	13,427	168,477	35,076	480,721

Class Y	162,587	2,101,900	245,351	3,426,704

Investor Class	83,606	1,007,079	25,155	347,218

Class R5	21,034	251,956	72,716	1,002,580

Class R6	221	2,775	9,533	131,407

15	Invesco International Core Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	92,107	$1,174,370	19,390	$245,478

Class C	4,546	57,058	179	2,231

Class R	5,132	65,791	833	10,604

Class Y	14,654	190,210	4,367	56,287

Investor Class	26,226	340,672	6,234	80,414

Class R5	17,693	223,285	3,615	45,375

Class R6	54,572	688,693	13,657	171,257

Automatic conversion of Class C shares to Class A shares:
Class A	4,969	61,503	35,707	465,485

Class C	(5,063)	(61,503)	(36,380)	(465,485)

Reacquired:
Class A	(343,558)	(4,088,276)	(361,500)	(4,900,551)

Class C	(10,463)	(130,134)	(35,098)	(462,543)

Class R	(23,672)	(296,041)	(27,039)	(371,383)

Class Y	(35,143)	(453,092)	(279,503)	(3,923,900)

Investor Class	(115,154)	(1,419,465)	(65,111)	(906,936)

Class R5	(11,494)	(144,038)	(1,770)	(22,693)

Class R6	(5,609)	(72,736)	(1,870)	(25,184)

Net increase (decrease) in share activity	358,361	$4,956,084	(7,018)	$(84,305)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

16	Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$873.80	$5.20	$1,019.24	$5.61	1.12%
Class C	1,000.00	870.80	8.67	1,015.52	9.35	1.87
Class R	1,000.00	873.00	6.36	1,018.00	6.85	1.37
Class Y	1,000.00	875.40	4.05	1,020.48	4.36	0.87
Investor Class	1,000.00	874.10	5.20	1,019.24	5.61	1.12
Class R5	1,000.00	875.00	4.04	1,020.48	4.36	0.87
Class R6	1,000.00	875.60	4.05	1,020.48	4.36	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco International Core Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	I-ICE-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco International Equity Fund

Nasdaq:

A: QIVAX ∎ C: QIVCX ∎ R: QIVNX ∎ Y: QIVYX ∎ R5: INEQX ∎ R6: QIVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.99%
Class C Shares	-14.26
Class R Shares	-14.04
Class Y Shares	-13.79
Class R5 Shares	-13.79
Class R6 Shares	-13.82
MSCI All Country World ex USA Index▼	-11.87

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Equity Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (7/2/90)	5.82%
10 Years	5.36
5 Years	2.41
1 Year	-20.89
Class C Shares
Inception (9/1/93)	5.69%
10 Years	5.33
5 Years	2.81
1 Year	-17.71
Class R Shares
Inception (3/1/01)	3.38%
10 Years	5.70
5 Years	3.33
1 Year	-16.47
Class Y Shares
Inception (11/13/08)	7.91%
10 Years	6.29
5 Years	3.95
1 Year	-15.97
Class R5 Shares
10 Years	6.10%
5 Years	3.84
1 Year	-15.92
Class R6 Shares
Inception (3/28/13)	4.80%
5 Years	4.02
1 Year	-15.93

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Equity Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Equity Fund. Note: The Fund was subsequently renamed the Invesco International Equity Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Equity Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.88%
Australia–2.93%
Northern Star Resources Ltd.	2,549,755	$17,337,339

Santos Ltd.	2,604,979	14,547,632

		31,884,971

Canada–3.78%
Agnico Eagle Mines Ltd.	320,131	18,641,228

Dollarama, Inc.	405,614	22,550,074

		41,191,302

Denmark–3.30%
Carlsberg A/S, Class B	150,513	19,051,224

Novo Nordisk A/S, Class B	148,329	16,964,678

		36,015,902

France–12.54%
Adevinta ASA, Class B(a)	369,506	2,885,661

Air Liquide S.A.	196,673	33,954,221

Airbus SE	204,505	22,239,423

Kering S.A.	15,866	8,427,278

L’Oreal S.A.	32,031	11,652,899

LVMH Moet Hennessy Louis Vuitton SE	9,763	6,247,302

Safran S.A.	114,008	12,133,590

Societe Generale S.A.	786,142	18,678,107

Veolia Environnement S.A.	488,596	14,082,569

Vinci S.A.	66,777	6,442,926

		136,743,976

Germany–6.38%
adidas AG	68,607	13,973,757

Bayer AG	95,352	6,284,909

Infineon Technologies AG	215,465	6,233,478

Puma SE	61,386	4,583,654

SAP SE	127,275	13,127,532

Siemens AG	160,507	19,964,662

Zalando SE(a)(b)	135,378	5,369,423

		69,537,415

Ireland–0.62%
Flutter Entertainment PLC(a)	67,136	6,744,975

Japan–19.28%
Asahi Group Holdings Ltd.	499,000	18,631,374

Bandai Namco Holdings, Inc.	113,800	7,744,473

Disco Corp.	26,100	6,432,973

Hitachi Ltd.	293,200	13,653,263

Inpex Corp.	2,881,100	34,057,539

Konami Holdings Corp.	271,500	16,778,544

Marubeni Corp.	1,211,900	13,262,481

Nidec Corp.	80,200	5,253,826

ORIX Corp.	397,500	7,251,354

Pan Pacific International Holdings Corp.	148,400	2,294,120

Recruit Holdings Co. Ltd.	277,200	10,225,252

Renesas Electronics Corp.(a)	1,346,500	14,416,837

SCREEN Holdings Co. Ltd.	81,800	6,701,140

	Shares	Value

Japan–(continued)
Sekisui House Ltd.	1,095,800	$18,898,778

Seven & i Holdings Co. Ltd.	266,800	11,743,227

Sony Group Corp.	212,000	18,221,711

TDK Corp.	145,800	4,554,203

		210,121,095

Netherlands–7.55%
ASML Holding N.V.	10,777	6,097,291

ING Groep N.V.	2,413,989	22,590,597

Shell PLC, ADR	679,438	36,302,372

Universal Music Group N.V.	748,228	17,310,563

		82,300,823

New Zealand–2.30%
Spark New Zealand Ltd.	7,913,757	25,048,894

Singapore–1.20%
STMicroelectronics N.V., New York Shares	357,135	13,078,284

South Africa–3.01%
Anglo American PLC	739,945	32,835,445

South Korea–3.14%
Korea Zinc Co. Ltd.	43,862	20,003,379

POSCO Holdings, Inc.	31,278	7,087,549

Samsung Electro-Mechanics Co. Ltd.	55,162	7,139,153

		34,230,081

Spain–2.73%
Amadeus IT Group S.A.(a)	208,725	13,014,681

Repsol S.A.	1,119,479	16,797,172

		29,811,853

Sweden–1.82%
Swedish Match AB	2,484,316	19,796,799

Switzerland–4.82%
Alcon, Inc.	177,730	12,656,153

Cie Financiere Richemont S.A.	143,926	16,730,380

Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	138,702	98,385

SGS S.A.	4,808	12,347,013

UBS Group AG	634,538	10,735,388

		52,567,319

Taiwan–0.28%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,478	3,018,181

United Kingdom–7.32%
Coca-Cola Europacific Partners PLC	248,373	12,406,231

Diageo PLC	497,592	24,658,221

Entain PLC(a)	306,157	5,756,244

Lloyds Banking Group PLC	23,324,893	13,150,235

London Stock Exchange Group PLC	88,729	8,804,296

Rentokil Initial PLC	1,546,938	10,628,384

Vodafone Group PLC	2,870,219	4,342,395

		79,746,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Equity Fund

	Shares	Value

United States–3.88%
Medtronic PLC	236,432	$24,674,044

Oracle Corp.	165,500	10,661,991

QUALCOMM, Inc.	50,044	6,990,646

		42,326,681

Total Common Stocks & Other Equity Interests (Cost $872,845,083)		947,000,002

Money Market Funds–12.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)(d)	47,395,829	47,395,829

Investment Abbreviations:

	Shares	Value

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(c)(d)	33,337,005	$33,330,338

Invesco Treasury Portfolio, Institutional Class, 0.23%(c)(d)	54,166,661	54,166,661

Total Money Market Funds (Cost $134,891,990)		134,892,828

TOTAL INVESTMENTS IN SECURITIES–99.25% (Cost $1,007,737,073)		1,081,892,830

OTHER ASSETS LESS LIABILITIES-0.75%		8,175,153

NET ASSETS-100.00%		$1,090,067,983

ADR – American Depositary Receipt

Wts. – Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,601,716	$196,008,347	$(161,214,234)	$-	$-	$47,395,829	$4,981
Invesco Liquid Assets Portfolio, Institutional Class	8,486,409	140,005,962	(115,153,025)	1,187	(10,195)	33,330,338	7,822
Invesco Treasury Portfolio, Institutional Class	14,401,962	224,009,539	(184,244,840)	-	-	54,166,661	8,905
Total	$35,490,087	$560,023,848	$(460,612,099)	$1,187	$(10,195)	$134,892,828	$21,708

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Open Forward Foreign Currency Contracts

		Contract to		Unrealized
Settlement Date	Counterparty	Deliver	Receive	Appreciation

Currency Risk

07/15/2022	Barclays Bank PLC	JPY 19,692,000,000	USD 159,782,473	$7,611,320

Abbreviations:

JPY – Japanese Yen

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Consumer Discretionary	12.63%

Materials	11.91

Industrials	11.57

Consumer Staples	10.82

Information Technology	10.23

Energy	9.33

Financials	7.45

Communication Services	6.09

Health Care	5.56

Other Sectors, Each Less than 2% of Net Assets	1.29

Money Market Funds Plus Other Assets Less Liabilities	13.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Equity Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $872,845,083)	$947,000,002

Investments in affiliated money market funds, at value (Cost $134,891,990)	134,892,828

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	7,611,320

Cash	4,836,066

Foreign currencies, at value (Cost $1,753,788)	1,738,522

Receivable for:
Investments sold	5,209,653

Fund shares sold	124,180

Dividends	7,450,572

Investment for trustee deferred compensation and retirement plans	89,832

Other assets	36,114

Total assets	1,108,989,089

Liabilities:
Payable for:
Investments purchased	18,200,946

Fund shares reacquired	221,084

Accrued fees to affiliates	220,814

Accrued trustees’ and officers’ fees and benefits	2,957

Accrued other operating expenses	128,453

Trustee deferred compensation and retirement plans	146,852

Total liabilities	18,921,106

Net assets applicable to shares outstanding	$1,090,067,983

Net assets consist of:
Shares of beneficial interest	$1,007,359,363

Distributable earnings	82,708,620

$1,090,067,983

Net Assets:
Class A	$155,355,927

Class C	$9,694,318

Class R	$22,152,688

Class Y	$69,453,947

Class R5	$1,206,515

Class R6	$832,204,588

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,244,863

Class C	511,616

Class R	1,048,100

Class Y	3,208,438

Class R5	56,234

Class R6	39,007,470

Class A:
Net asset value per share	$21.44

Maximum offering price per share (Net asset value of $21.44 ÷ 94.50%)	$22.69

Class C:
Net asset value and offering price per share	$18.95

Class R:
Net asset value and offering price per share	$21.14

Class Y:
Net asset value and offering price per share	$21.65

Class R5:
Net asset value and offering price per share	$21.46

Class R6:
Net asset value and offering price per share	$21.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Equity Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $1,404,917)	$13,352,881

Dividends from affiliated money market funds	21,708

Total investment income	13,374,589

Expenses:
Advisory fees	5,075,228

Administrative services fees	94,061

Custodian fees	103,605

Distribution fees:
Class A	217,262

Class C	57,598

Class R	60,848

Transfer agent fees – A, C, R and Y	267,700

Transfer agent fees – R5	1,061

Transfer agent fees – R6	177,172

Trustees’ and officers’ fees and benefits	22,433

Registration and filing fees	51,577

Professional services fees	28,655

Other	(82,206)

Total expenses	6,074,994

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(144,723)

Net expenses	5,930,271

Net investment income	7,444,318

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(226,964)

Affiliated investment securities	(10,195)

Foreign currencies	(407,537)

Forward foreign currency contracts	13,212,904

12,568,208

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(213,986,300)

Affiliated investment securities	1,187

Foreign currencies	(424,230)

Forward foreign currency contracts	7,871,634

(206,537,709)

Net realized and unrealized gain (loss)	(193,969,501)

Net increase (decrease) in net assets resulting from operations	$(186,525,183)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$7,444,318	$17,051,653

Net realized gain	12,568,208	243,209,917

Change in net unrealized appreciation (depreciation)	(206,537,709)	(4,587,291)

Net increase (decrease) in net assets resulting from operations	(186,525,183)	255,674,279

Distributions to shareholders from distributable earnings:
Class A	(6,721,473)	(892,282)

Class C	(413,159)	–

Class R	(888,242)	(65,532)

Class Y	(4,438,964)	(717,019)

Class R5	(408,095)	(112)

Class R6	(47,138,761)	(10,102,777)

Total distributions from distributable earnings	(60,008,694)	(11,777,722)

Share transactions–net:
Class A	2,117,746	(14,241,327)

Class C	(1,043,207)	(5,033,298)

Class R	898,813	1,362,415

Class Y	(25,141,239)	21,442,470

Class R5	(8,123,000)	10,058,902

Class R6	(141,595,122)	(80,029,217)

Net increase (decrease) in net assets resulting from share transactions	(172,886,009)	(66,440,055)

Net increase (decrease) in net assets	(419,419,886)	177,456,502

Net assets:
Beginning of period	1,509,487,869	1,332,031,367

End of period	$1,090,067,983	$1,509,487,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$25.89	$0.09	$(3.60)	$(3.51)	$(0.26)	$(0.68)	$(0.94)	$21.44	(13.96)%	$ 155,356	1.22	%(e)	1.22	%(e)	0.78	%(e)	40%
Year ended 10/31/21	21.86	0.20	3.95	4.15	(0.12)	–	(0.12)	25.89	19.01	185,393	1.23		1.24		0.76		98
Year ended 10/31/20	20.82	0.08	1.28	1.36	(0.32)	–	(0.32)	21.86	6.57	168,596	1.23		1.28		0.39		69
Eleven months ended 10/31/19	19.44	0.31	1.29	1.60	(0.22)	–	(0.22)	20.82	8.38	181,695	1.22	(e)	1.24	(e)	1.69	(e)	54
Year ended 11/30/18	22.23	0.27	(3.06)	(2.79)	(0.00)	–	(0.00)	19.44	(12.55)	189,130	1.23		1.24		1.23		85
Year ended 11/30/17	17.40	0.18	5.00	5.18	(0.35)	–	(0.35)	22.23	30.33	222,358	1.27		1.28		0.92		83
Year ended 11/30/16	17.56	0.25	(0.31)	(0.06)	(0.10)	–	(0.10)	17.40	(0.31)	166,493	1.31		1.32		1.43		79
Class C
Six months ended 04/30/22	22.87	0.00	(3.17)	(3.17)	(0.07)	(0.68)	(0.75)	18.95	(14.26)	9,694	1.97	(e)	1.97	(e)	0.03	(e)	40
Year ended 10/31/21	19.36	0.00	3.51	3.51	–	–	–	22.87	18.13	12,844	1.98		1.99		0.01		98
Year ended 10/31/20	18.45	(0.07)	1.14	1.07	(0.16)	–	(0.16)	19.36	5.81	15,113	1.98		2.03		(0.36)		69
Eleven months ended 10/31/19	17.23	0.15	1.15	1.30	(0.08)	–	(0.08)	18.45	7.59	20,057	1.98	(e)	1.99	(e)	0.93	(e)	54
Year ended 11/30/18	19.84	0.09	(2.70)	(2.61)	–	–	–	17.23	(13.20)	34,738	1.98		1.99		0.48		85
Year ended 11/30/17	15.56	0.03	4.47	4.50	(0.22)	–	(0.22)	19.84	29.42	40,178	2.03		2.04		0.19		83
Year ended 11/30/16	15.73	0.10	(0.27)	(0.17)	–	–	–	15.56	(1.08)	30,895	2.07		2.08		0.66		79
Class R
Six months ended 04/30/22	25.50	0.06	(3.54)	(3.48)	(0.20)	(0.68)	(0.88)	21.14	(14.04)	22,153	1.47	(e)	1.47	(e)	0.53	(e)	40
Year ended 10/31/21	21.53	0.13	3.91	4.04	(0.07)	–	(0.07)	25.50	18.77	25,742	1.48		1.49		0.51		98
Year ended 10/31/20	20.52	0.03	1.25	1.28	(0.27)	–	(0.27)	21.53	6.27	20,619	1.48		1.53		0.14		69
Eleven months ended 10/31/19	19.18	0.26	1.27	1.53	(0.19)	–	(0.19)	20.52	8.10	20,044	1.47	(e)	1.49	(e)	1.44	(e)	54
Year ended 11/30/18	21.98	0.21	(3.01)	(2.80)	–	–	–	19.18	(12.74)	17,112	1.48		1.49		0.98		85
Year ended 11/30/17	17.21	0.13	4.94	5.07	(0.30)	–	(0.30)	21.98	29.99	13,223	1.52		1.53		0.65		83
Year ended 11/30/16	17.37	0.20	(0.30)	(0.10)	(0.06)	–	(0.06)	17.21	(0.55)	8,410	1.56		1.57		1.18		79
Class Y
Six months ended 04/30/22	26.19	0.14	(3.63)	(3.49)	(0.37)	(0.68)	(1.05)	21.65	(13.79)	69,454	0.88	(e)	0.97	(e)	1.12	(e)	40
Year ended 10/31/21	22.10	0.30	3.99	4.29	(0.20)	–	(0.20)	26.19	19.48	111,226	0.85		0.99		1.14		98
Year ended 10/31/20	21.04	0.16	1.29	1.45	(0.39)	–	(0.39)	22.10	6.94	75,777	0.85		1.03		0.77		69
Eleven months ended 10/31/19	19.67	0.38	1.30	1.68	(0.31)	–	(0.31)	21.04	8.73	74,540	0.84	(e)	0.99	(e)	2.06	(e)	54
Year ended 11/30/18	22.46	0.35	(3.07)	(2.72)	(0.07)	–	(0.07)	19.67	(12.16)	138,750	0.85		1.00		1.63		85
Year ended 11/30/17	17.59	0.21	5.06	5.27	(0.40)	–	(0.40)	22.46	30.63	57,166	1.02		1.03		1.01		83
Year ended 11/30/16	17.75	0.27	(0.28)	(0.01)	(0.15)	–	(0.15)	17.59	(0.03)	15,965	1.06		1.07		1.54		79
Class R5
Six months ended 04/30/22	25.98	0.15	(3.61)	(3.46)	(0.38)	(0.68)	(1.06)	21.46	(13.79)	1,207	0.82	(e)	0.82	(e)	1.18	(e)	40
Year ended 10/31/21	21.92	0.31	3.97	4.28	(0.22)	–	(0.22)	25.98	19.56	10,186	0.81		0.81		1.18		98
Year ended 10/31/20	20.86	0.17	1.29	1.46	(0.40)	–	(0.40)	21.92	7.04	11	0.79		0.79		0.83		69
Period ended 10/31/19(f)	19.31	0.18	1.37	1.55	–	–	–	20.86	8.03	11	0.82	(e)	0.82	(e)	2.09	(e)	54
Class R6
Six months ended 04/30/22	25.83	0.14	(3.58)	(3.44)	(0.38)	(0.68)	(1.06)	21.33	(13.78)	832,205	0.80	(e)	0.82	(e)	1.20	(e)	40
Year ended 10/31/21	21.80	0.31	3.94	4.25	(0.22)	–	(0.22)	25.83	19.54	1,164,098	0.80		0.81		1.19		98
Year ended 10/31/20	20.75	0.17	1.28	1.45	(0.40)	–	(0.40)	21.80	7.04	1,051,915	0.79		0.79		0.83		69
Eleven months ended 10/31/19	19.40	0.38	1.29	1.67	(0.32)	–	(0.32)	20.75	8.77	1,516,446	0.79	(e)	0.80	(e)	2.11	(e)	54
Year ended 11/30/18	22.17	0.35	(3.03)	(2.68)	(0.09)	–	(0.09)	19.40	(12.20)	1,566,488	0.81		0.82		1.65		85
Year ended 11/30/17	17.36	0.23	5.01	5.24	(0.43)	–	(0.43)	22.17	30.96	1,505,578	0.83		0.83		1.17		83
Year ended 11/30/16	17.53	0.32	(0.30)	0.02	(0.19)	–	(0.19)	17.36	0.11	689,409	0.86		0.87		1.85		79

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.01%, 0.01%, 0.00% and 0.01% for the eleven months ended October 31, 2019 and the years ended November 30, 2018, 2017 and 2016, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco International Equity Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco International Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed

13	Invesco International Equity Fund

markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 500 million	0.850%

Next $500 million	0.750%

Next $1 billion	0.700%

Next $3 billion	0.670%

Over $5 billion	0.650%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.76%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective March 1, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. Prior to March 1, 2022, the Adviser had contractually agreed, through February 28, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.85%, 0.85% and 0.80%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $10,081 and reimbursed class level expenses of $0, $0, $0, $40,231, $0 and $94,275 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $10,035 in front-end sales commissions from the sale of Class A shares and $0 and $101 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

14	Invesco International Equity Fund

For the six months ended April 30, 2022, the Fund incurred $33,478 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$31,884,971	$–	$31,884,971

Canada	41,191,302	–	–	41,191,302

Denmark	–	36,015,902	–	36,015,902

France	–	136,743,976	–	136,743,976

Germany	–	69,537,415	–	69,537,415

Ireland	–	6,744,975	–	6,744,975

Japan	–	210,121,095	–	210,121,095

Netherlands	36,302,372	45,998,451	–	82,300,823

New Zealand	–	25,048,894	–	25,048,894

Singapore	13,078,284	–	–	13,078,284

South Africa	–	32,835,445	–	32,835,445

South Korea	–	34,230,081	–	34,230,081

Spain	–	29,811,853	–	29,811,853

Sweden	–	19,796,799	–	19,796,799

Switzerland	12,754,538	39,812,781	–	52,567,319

Taiwan	3,018,181	–	–	3,018,181

United Kingdom	12,406,231	67,339,775	–	79,746,006

United States	31,664,690	10,661,991	–	42,326,681

Money Market Funds	134,892,828	–	–	134,892,828

Total Investments in Securities	285,308,426	796,584,404	–	1,081,892,830

Other Investments - Assets*

Forward Foreign Currency Contracts	–	7,611,320	–	7,611,320

Total Investments	$285,308,426	$804,195,724	$–	$1,089,504,150

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

15	Invesco International Equity Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

Value

Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$7,611,320

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$7,611,320

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$7,611,320	$7,611,320	$–	$–	$7,611,320

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations

Currency Risk

Realized Gain:
Forward foreign currency contracts	$13,212,904

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	7,871,634

Total	$21,084,538

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$171,542,345

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $136.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

16	Invesco International Equity Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $496,589,256 and $810,911,306, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$132,737,744

Aggregate unrealized (depreciation) of investments	(60,376,480)

Net unrealized appreciation of investments	$ 72,361,264

Cost of investments for tax purposes is $1,017,142,886.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	369,818	$8,910,719	775,946	$20,342,361

Class C	55,703	1,167,939	91,106	2,103,332

Class R	131,851	3,115,201	244,941	6,333,593

Class Y	428,718	10,403,434	1,924,333	50,845,416

Class R5	18,224	447,738	402,310	10,338,201

Class R6	561,591	13,851,522	3,097,786	81,918,835

Issued as reinvestment of dividends:
Class A	255,259	6,167,058	32,590	803,344

Class C	18,392	393,769	-	-

Class R	37,246	887,583	2,691	65,480

Class Y	158,917	3,871,221	26,706	663,640

Class R5	16,883	407,548	-	-

Class R6	1,950,446	46,810,697	412,337	10,102,244

Automatic conversion of Class C shares to Class A shares:
Class A	28,317	660,924	138,995	3,564,235

Class C	(32,017)	(660,924)	(156,521)	(3,564,235)

Reacquired:
Class A	(568,263)	(13,620,955)	(1,501,795)	(38,951,267)

Class C	(92,009)	(1,943,991)	(153,786)	(3,572,395)

Class R	(130,402)	(3,103,971)	(195,720)	(5,036,658)

Class Y	(1,625,538)	(39,415,894)	(1,133,785)	(30,066,586)

Class R5	(370,966)	(8,978,286)	(10,735)	(279,299)

Class R6	(8,563,562)	(202,257,341)	(6,704,085)	(172,050,296)

Net increase (decrease) in share activity	(7,351,392)	$(172,886,009)	(2,706,686)	$(66,440,055)

(a)	72% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17	Invesco International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/22)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$860.10	$5.63	$1,018.74	$6.11	1.22%
Class C	1,000.00	857.40	9.07	1,015.03	9.84	1.97
Class R	1,000.00	859.60	6.78	1,017.50	7.35	1.47
Class Y	1,000.00	862.10	4.06	1,020.43	4.41	0.88
Class R5	1,000.00	862.10	3.79	1,020.73	4.11	0.82
Class R6	1,000.00	861.80	3.69	1,020.83	4.01	0.80

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective March 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.22%, 1.97%, 1.47%, 0.97%, 0.82% and 0.82% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $5.63, $9.07, $6.78, $4.48, $3.78 and $3.79 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.11, $9.84, $7.35, $4.86, $4.10 and $4.11 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

18	Invesco International Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IEQ-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco EQV International Equity Fund

Effective February 28, 2022, Invesco International Growth Fund was renamed Invesco EQV International Equity Fund.

Nasdaq:

A: AIIEX ∎ C: AIECX ∎ R: AIERX ∎ Y: AIIYX ∎ R5: AIEVX ∎ R6: IGFRX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-16.18%
Class C Shares	-16.50
Class R Shares	-16.26
Class Y Shares	-16.07
Class R5 Shares	-16.05
Class R6 Shares	-16.02
MSCI All Country World ex USA Index▼ (Broad Market Index)	-11.87

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV International Equity Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	6.62%
10 Years	4.12
5 Years	2.47
1 Year	-20.93
Class C Shares
Inception (8/4/97)	4.56%
10 Years	4.09
5 Years	2.86
1 Year	-17.59
Class R Shares
Inception (6/3/02)	5.91%
10 Years	4.45
5 Years	3.39
1 Year	-16.51
Class Y Shares
Inception (10/3/08)	5.81%
10 Years	4.97
5 Years	3.90
1 Year	-16.10
Class R5 Shares
Inception (3/15/02)	6.61%
10 Years	5.06
5 Years	3.98
1 Year	-16.07
Class R6 Shares
10 Years	5.14%
5 Years	4.07
1 Year	-15.99

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV International Equity Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.75%
Australia–1.80%
CSL Ltd.	220,420	$41,716,504

Brazil–2.51%
B3 S.A. – Brasil, Bolsa, Balcao	13,358,906	35,937,550

Rede D’Or Sao Luiz S.A.(a)	2,986,600	22,188,294

		58,125,844

Canada–6.83%
Bank of Nova Scotia (The)	610,426	38,655,007

CGI, Inc., Class A(b)	521,645	41,596,788

Magna International, Inc.	574,027	34,593,991

Ritchie Bros. Auctioneers, Inc.	784,443	43,208,023

		158,053,809

China–7.84%
Airtac International Group	290,000	7,878,344

China Mengniu Dairy Co. Ltd.	8,727,000	46,952,533

China Resources Beer Holdings Co. Ltd.	6,124,000	35,744,248

JD.com, Inc., ADR(b)	381,976	23,552,640

Wuliangye Yibin Co. Ltd., A Shares	1,001,098	24,347,139

Yum China Holdings, Inc.	1,029,214	43,021,145

		181,496,049

Denmark–3.23%
Carlsberg A/S, Class B	179,082	22,667,353

Novo Nordisk A/S, Class B	455,337	52,077,785

		74,745,138

France–9.08%
Air Liquide S.A.	212,603	36,704,424

Arkema S.A.	401,023	45,259,619

Kering S.A.	38,157	20,267,215

LVMH Moet Hennessy Louis Vuitton SE	49,067	31,397,764

Pernod Ricard S.A.	127,965	26,365,249

Schneider Electric SE	352,287	50,174,149

		210,168,420

Germany–1.24%
Deutsche Boerse AG	163,729	28,697,292

Hong Kong–2.53%
AIA Group Ltd.	4,815,200	47,044,100

Techtronic Industries Co. Ltd.	866,000	11,561,634

		58,605,734

India–2.54%
HDFC Bank Ltd., ADR	1,063,380	58,709,210

Ireland–4.94%
CRH PLC	1,058,675	41,995,253

Flutter Entertainment PLC(b)	222,487	22,352,677

ICON PLC(b)	220,519	49,883,603

		114,231,533

Italy–2.18%
FinecoBank Banca Fineco S.p.A.	3,667,757	50,528,608

	Shares	Value

Japan–13.02%
Asahi Group Holdings Ltd.	826,200	$30,848,179

FANUC Corp.	203,612	31,491,754

Hoya Corp.	294,100	29,300,969

Keyence Corp.	28,100	11,337,124

Koito Manufacturing Co. Ltd.	986,500	36,225,738

Komatsu Ltd.	1,472,900	33,043,039

Olympus Corp.	3,019,800	53,487,666

SMC Corp.	30,100	14,548,732

Sony Group Corp.	363,300	31,226,168

TIS, Inc.	1,329,600	29,927,047

		301,436,416

Mexico–1.67%
Wal–Mart de Mexico S.A.B. de C.V., Series V	10,913,248	38,590,644

Netherlands–4.99%
ASML Holding N.V.	59,447	33,633,262

Heineken N.V.	403,835	39,387,254

Wolters Kluwer N.V.	420,444	42,528,015

		115,548,531

Singapore–2.03%
United Overseas Bank Ltd.	2,190,866	46,952,743

South Korea–4.08%
NAVER Corp.	176,993	40,036,254

Samsung Electronics Co. Ltd.	1,024,972	54,460,979

		94,497,233

Spain–1.28%
Amadeus IT Group S.A.(b)	476,730	29,725,661

Sweden–7.31%
Husqvarna AB, Class B(c)	2,726,769	26,085,938

Investor AB, Class B	3,228,476	62,024,503

Sandvik AB(c)	3,696,691	69,508,637

Svenska Handelsbanken AB, Class A	1,154,972	11,642,452

		169,261,530

Switzerland–3.70%
Kuehne + Nagel International AG, Class R(c)	85,379	23,941,220

Logitech International S.A., Class R	529,991	34,342,562

Roche Holding AG	73,613	27,263,800

		85,547,582

Taiwan–2.57%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,257,887	59,423,855

United Kingdom–6.79%
Ashtead Group PLC	580,362	30,005,740

DCC PLC	472,743	35,719,267

Linde PLC	118,925	37,099,843

Reckitt Benckiser Group PLC	695,611	54,265,790

		157,090,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV International Equity Fund

	Shares	Value

United States–5.59%
Amcor PLC, CDI	1,187,981	$14,047,267

Broadcom, Inc.	131,743	73,037,002

Nestle S.A.	326,844	42,197,350

		129,281,619

Total Common Stocks & Other Equity Interests (Cost $1,769,875,975)		2,262,434,595

Money Market Funds–2.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	16,502,801	16,502,801

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	11,641,745	11,639,417

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	18,860,344	18,860,344

Total Money Market Funds (Cost $47,001,853)		47,002,562

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–99.78% (Cost $1,816,877,828)		2,309,437,157

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.87%
Invesco Private Government Fund, 0.40%(d)(e)(f)	26,867,831	$26,867,831

Invesco Private Prime Fund, 0.35%(d)(e)(f)	62,691,604	62,691,604

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,559,435)		89,559,435

TOTAL INVESTMENTS IN SECURITIES–103.65% (Cost $1,906,437,263)		2,398,996,592

OTHER ASSETS LESS LIABILITIES–(3.65)%		(84,528,801)

NET ASSETS–100.00%		$2,314,467,791

Investment Abbreviations:

ADR - American Depositary Receipt

CDI - CREST Depository Interest

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,221,547	$176,177,356	$(178,896,102)	$-	$-	$16,502,801	$6,287
Invesco Liquid Assets Portfolio, Institutional Class	13,158,402	125,840,970	(127,353,316)	(2,526)	(4,113)	11,639,417	6,795
Invesco Treasury Portfolio, Institutional Class	21,967,482	201,345,550	(204,452,688)	-	-	18,860,344	7,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,320,731	64,166,430	(63,619,330)	-	-	26,867,831	4,853*
Invesco Private Prime Fund	61,415,040	137,276,020	(135,995,982)	-	(3,474)	62,691,604	14,294*
Total	$142,083,202	$704,806,326	$(710,317,418)	$(2,526)	$(7,587)	$136,561,997	$39,690

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Industrials	18.13%

Financials	16.43

Information Technology	15.88

Consumer Staples	15.61

Health Care	11.92

Consumer Discretionary	10.48

Materials	7.57

Other Sectors, Each Less than 2% of Net Assets	1.73

Money Market Funds Plus Other Assets Less Liabilities	2.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV International Equity Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,769,875,975)*	$2,262,434,595

Investments in affiliated money market funds, at value (Cost $136,561,288)	136,561,997

Foreign currencies, at value (Cost $3,439,716)	3,438,251

Receivable for:
Investments sold	11,960,497

Fund shares sold	771,079

Dividends	11,556,239

Investment for trustee deferred compensation and retirement plans	680,319

Other assets	123,606

Total assets	2,427,526,583

Liabilities:
Payable for:
Investments purchased	18,198,147

Fund shares reacquired	2,942,163

Collateral upon return of securities loaned	89,559,435

Accrued fees to affiliates	1,205,193

Accrued other operating expenses	395,914

Trustee deferred compensation and retirement plans	757,940

Total liabilities	113,058,792

Net assets applicable to shares outstanding	$2,314,467,791

Net assets consist of:
Shares of beneficial interest	$1,614,423,669

Distributable earnings	700,044,122

$2,314,467,791

Net Assets:
Class A	$1,028,716,812

Class C	$19,392,509

Class R	$35,409,419

Class Y	$455,854,101

Class R5	$138,619,888

Class R6	$636,475,062

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,741,736

Class C	993,780

Class R	1,604,810

Class Y	20,208,665

Class R5	5,999,856

Class R6	27,637,540

Class A:
Net asset value per share	$22.49

Maximum offering price per share (Net asset value of $22.49 ÷ 94.50%)	$23.80

Class C:
Net asset value and offering price per share	$19.51

Class R:
Net asset value and offering price per share	$22.06

Class Y:
Net asset value and offering price per share	$22.56

Class R5:
Net asset value and offering price per share	$23.10

Class R6:
Net asset value and offering price per share	$23.03

*	At April 30, 2022, securities with an aggregate value of $74,964,860 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV International Equity Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$17,943

Dividends (net of foreign withholding taxes of $6,266,627)	22,738,598

Dividends from affiliated money market funds (includes securities lending income of $63,032)	83,575

Foreign withholding tax claims	3,892,354

Total investment income	26,732,470

Expenses:

Advisory fees	12,171,473

Administrative services fees	214,459

Custodian fees	157,944

Distribution fees:
Class A	1,508,467

Class C	123,070

Class R	101,893

Transfer agent fees – A, C, R and Y	1,614,228

Transfer agent fees – R5	91,425

Transfer agent fees – R6	126,919

Trustees’ and officers’ fees and benefits	20,339

Registration and filing fees	64,654

Professional services fees	53,814

Other	(54,895)

Total expenses	16,193,790

Less: Fees waived and/or expense offset arrangement(s)	(14,790)

Net expenses	16,179,000

Net investment income	10,553,470

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	278,163,489

Affiliated investment securities	(7,587)

Foreign currencies	116,554

278,272,456

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(739,989,659)

Affiliated investment securities	(2,526)

Foreign currencies	(470,163)

(740,462,348)

Net realized and unrealized gain (loss)	(462,189,892)

Net increase (decrease) in net assets resulting from operations	$(451,636,422)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$10,553,470	$12,139,574

Net realized gain	278,272,456	685,724,085

Change in net unrealized appreciation (depreciation)	(740,462,348)	58,372,427

Net increase (decrease) in net assets resulting from operations	(451,636,422)	756,236,086

Distributions to shareholders from distributable earnings:
Class A	(269,566,656)	(162,361,243)

Class C	(5,944,677)	(4,686,976)

Class R	(9,009,500)	(6,009,271)

Class Y	(147,915,684)	(95,393,068)

Class R5	(36,378,164)	(60,741,990)

Class R6	(160,121,795)	(119,582,621)

Total distributions from distributable earnings	(628,936,476)	(448,775,169)

Share transactions–net:
Class A	161,628,175	(33,236,883)

Class C	1,625,674	(10,699,534)

Class R	7,342,778	(7,607,797)

Class Y	(40,570,932)	(78,388,009)

Class R5	(194,827,403)	(136,521,130)

Class R6	122,903,138	(203,323,755)

Net increase (decrease) in net assets resulting from share transactions	58,101,430	(469,777,108)

Net increase (decrease) in net assets	(1,022,471,468)	(162,316,191)

Net assets:
Beginning of period	3,336,939,259	3,499,255,450

End of period	$2,314,467,791	$3,336,939,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$33.82	$0.08	$(4.47)	$(4.39)	$(0.55)	$(6.39)	$(6.94)	$22.49	(16.18)%	$1,028,717	1.33	%(d)	1.33	%(d)	0.59	%(d)	22%
Year ended 10/31/21	31.34	0.05	6.54	6.59	(0.30)	(3.81)	(4.11)	33.82	21.99	1,338,896	1.32		1.32		0.14		25
Year ended 10/31/20	34.10	0.11	0.62	0.73	(0.65)	(2.84)	(3.49)	31.34	1.97	1,262,456	1.35		1.35		0.36		35
Year ended 10/31/19	31.92	0.38	4.55	4.93	(0.29)	(2.46)	(2.75)	34.10	17.23	1,534,830	1.33		1.33		1.20		22
Year ended 10/31/18	36.61	0.42	(4.18)	(3.76)	(0.60)	(0.33)	(0.93)	31.92	(10.55)	1,665,413	1.30		1.31		1.20		26
Year ended 10/31/17	30.83	0.30	5.85	6.15	(0.37)	–	(0.37)	36.61	20.19	2,396,149	1.31		1.32		0.89		25
Class C
Six months ended 04/30/22	30.08	(0.02)	(3.90)	(3.92)	(0.26)	(6.39)	(6.65)	19.51	(16.50)	19,393	2.08	(d)	2.08	(d)	(0.16	)(d)	22
Year ended 10/31/21	28.22	(0.19)	5.88	5.69	(0.02)	(3.81)	(3.83)	30.08	21.09	27,874	2.07		2.07		(0.61)		25
Year ended 10/31/20	31.01	(0.11)	0.56	0.45	(0.40)	(2.84)	(3.24)	28.22	1.20	36,108	2.10		2.10		(0.39)		35
Year ended 10/31/19	29.20	0.13	4.16	4.29	(0.02)	(2.46)	(2.48)	31.01	16.37	55,768	2.08		2.08		0.45		22
Year ended 10/31/18	33.55	0.14	(3.83)	(3.69)	(0.33)	(0.33)	(0.66)	29.20	(11.22)	105,735	2.05		2.06		0.45		26
Year ended 10/31/17	28.25	0.04	5.38	5.42	(0.12)	–	(0.12)	33.55	19.28	144,710	2.06		2.07		0.14		25
Class R
Six months ended 04/30/22	33.25	0.04	(4.39)	(4.35)	(0.45)	(6.39)	(6.84)	22.06	(16.30)	35,409	1.58	(d)	1.58	(d)	0.34	(d)	22
Year ended 10/31/21	30.87	(0.04)	6.44	6.40	(0.21)	(3.81)	(4.02)	33.25	21.66	44,016	1.57		1.57		(0.11)		25
Year ended 10/31/20	33.64	0.03	0.61	0.64	(0.57)	(2.84)	(3.41)	30.87	1.71	47,493	1.60		1.60		0.11		35
Year ended 10/31/19	31.49	0.30	4.51	4.81	(0.20)	(2.46)	(2.66)	33.64	16.99	62,045	1.58		1.58		0.95		22
Year ended 10/31/18	36.13	0.33	(4.13)	(3.80)	(0.51)	(0.33)	(0.84)	31.49	(10.78)	66,981	1.55		1.56		0.95		26
Year ended 10/31/17	30.41	0.21	5.80	6.01	(0.29)	–	(0.29)	36.13	19.94	99,556	1.56		1.57		0.64		25
Class Y
Six months ended 04/30/22	33.96	0.11	(4.48)	(4.37)	(0.64)	(6.39)	(7.03)	22.56	(16.07)	455,854	1.08	(d)	1.08	(d)	0.84	(d)	22
Year ended 10/31/21	31.46	0.13	6.56	6.69	(0.38)	(3.81)	(4.19)	33.96	22.30	738,512	1.07		1.07		0.39		25
Year ended 10/31/20	34.21	0.19	0.62	0.81	(0.72)	(2.84)	(3.56)	31.46	2.22	751,518	1.10		1.10		0.61		35
Year ended 10/31/19	32.05	0.46	4.55	5.01	(0.39)	(2.46)	(2.85)	34.21	17.51	1,091,697	1.08		1.08		1.45		22
Year ended 10/31/18	36.75	0.51	(4.19)	(3.68)	(0.69)	(0.33)	(1.02)	32.05	(10.31)	1,635,426	1.05		1.06		1.45		26
Year ended 10/31/17	30.96	0.38	5.87	6.25	(0.46)	–	(0.46)	36.75	20.47	2,427,028	1.06		1.07		1.14		25
Class R5
Six months ended 04/30/22	34.62	0.13	(4.60)	(4.47)	(0.66)	(6.39)	(7.05)	23.10	(16.05)	138,620	1.01	(d)	1.01	(d)	0.91	(d)	22
Year ended 10/31/21	32.02	0.16	6.67	6.83	(0.42)	(3.81)	(4.23)	34.62	22.35	392,893	0.99		0.99		0.47		25
Year ended 10/31/20	34.76	0.22	0.63	0.85	(0.75)	(2.84)	(3.59)	32.02	2.32	486,808	1.00		1.00		0.71		35
Year ended 10/31/19	32.48	0.50	4.63	5.13	(0.39)	(2.46)	(2.85)	34.76	17.66	735,592	0.98		0.98		1.55		22
Year ended 10/31/18	37.24	0.55	(4.25)	(3.70)	(0.73)	(0.33)	(1.06)	32.48	(10.25)	1,124,979	0.97		0.98		1.53		26
Year ended 10/31/17	31.37	0.41	5.95	6.36	(0.49)	–	(0.49)	37.24	20.57	1,543,192	0.98		0.99		1.22		25
Class R6
Six months ended 04/30/22	34.56	0.13	(4.57)	(4.44)	(0.70)	(6.39)	(7.09)	23.03	(16.02)	636,475	0.95	(d)	0.95	(d)	0.97	(d)	22
Year ended 10/31/21	31.97	0.19	6.66	6.85	(0.45)	(3.81)	(4.26)	34.56	22.48	794,749	0.91		0.91		0.55		25
Year ended 10/31/20	34.71	0.25	0.63	0.88	(0.78)	(2.84)	(3.62)	31.97	2.41	914,873	0.91		0.91		0.80		35
Year ended 10/31/19	32.49	0.53	4.61	5.14	(0.46)	(2.46)	(2.92)	34.71	17.74	1,522,977	0.90		0.90		1.63		22
Year ended 10/31/18	37.25	0.58	(4.25)	(3.67)	(0.76)	(0.33)	(1.09)	32.49	(10.15)	1,792,725	0.89		0.90		1.61		26
Year ended 10/31/17	31.38	0.45	5.94	6.39	(0.52)	–	(0.52)	37.25	20.68	2,427,136	0.89		0.90		1.31		25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV International Equity Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV International Equity Fund, formerly Invesco International Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco EQV International Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco EQV International Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $14,524.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

14	Invesco EQV International Equity Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $65,809 in front-end sales commissions from the sale of Class A shares and $15,540 and $1,130 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $1,642 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$41,716,504	$–	$41,716,504
Brazil	58,125,844	–	–	58,125,844
Canada	158,053,809	–	–	158,053,809
China	66,573,785	114,922,264	–	181,496,049
Denmark	–	74,745,138	–	74,745,138
France	–	210,168,420	–	210,168,420
Germany	–	28,697,292	–	28,697,292
Hong Kong	–	58,605,734	–	58,605,734
India	58,709,210	–	–	58,709,210
Ireland	49,883,603	64,347,930	–	114,231,533
Italy	–	50,528,608	–	50,528,608
Japan	–	301,436,416	–	301,436,416
Mexico	38,590,644	–	–	38,590,644
Netherlands	–	115,548,531	–	115,548,531
Singapore	–	46,952,743	–	46,952,743
South Korea	–	94,497,233	–	94,497,233
Spain	–	29,725,661	–	29,725,661
Sweden	–	169,261,530	–	169,261,530
Switzerland	–	85,547,582	–	85,547,582
Taiwan	–	59,423,855	–	59,423,855
United Kingdom	37,099,843	119,990,797	–	157,090,640
United States	73,037,002	56,244,617	–	129,281,619

15	Invesco EQV International Equity Fund

	Level 1	Level 2	Level 3	Total
Money Market Funds	$47,002,562	$89,559,435	$–	$136,561,997
Total Investments	$587,076,302	$1,811,920,290	$–	$2,398,996,592

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $266.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $613,925,867 and $1,176,383,038, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$536,233,394

Aggregate unrealized (depreciation) of investments	(123,751,110)

Net unrealized appreciation of investments	$412,482,284

Cost of investments for tax purposes is $1,986,514,308.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,470,740	$38,797,762	2,472,063	$83,272,497

Class C	72,680	1,722,227	99,116	2,984,995

Class R	138,464	3,587,103	210,021	6,966,650

Class Y	2,564,289	68,291,086	3,395,750	114,436,058

Class R5	399,546	11,381,334	1,542,256	53,192,219

Class R6	2,952,094	78,201,859	4,059,082	139,074,649

16	Invesco EQV International Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	9,377,468	$249,815,742	4,683,312	$147,430,584

Class C	240,218	5,565,840	153,799	4,334,053

Class R	344,332	9,007,726	193,675	6,007,801

Class Y	3,840,165	102,494,007	2,274,005	71,722,134

Class R5	1,253,150	34,248,586	1,851,390	59,485,152

Class R6	4,995,991	136,090,803	3,350,388	107,379,925

Automatic conversion of Class C shares to Class A shares:
Class A	96,134	2,484,431	285,485	9,393,276

Class C	(110,302)	(2,484,431)	(319,462)	(9,393,276)

Reacquired:
Class A	(4,790,807)	(129,469,760)	(8,131,861)	(273,333,240)

Class C	(135,580)	(3,177,962)	(286,179)	(8,625,306)

Class R	(201,671)	(5,252,051)	(618,671)	(20,582,248)

Class Y	(7,943,717)	(211,356,025)	(7,809,657)	(264,546,201)

Class R5	(7,000,231)	(240,457,323)	(7,251,373)	(249,198,501)

Class R6	(3,305,868)	(91,389,524)	(13,030,191)	(449,778,329)

Net increase (decrease) in share activity	4,257,095	$58,101,430	(12,877,052)	$(469,777,108)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco EQV International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$838.20	$6.06	$1,018.20	$6.66	1.33%
Class C	1,000.00	835.00	9.46	1,014.48	10.39	2.08
Class R	1,000.00	837.40	7.20	1,016.96	7.90	1.58
Class Y	1,000.00	839.30	4.93	1,019.44	5.41	1.08
Class R5	1,000.00	839.50	4.61	1,019.79	5.06	1.01
Class R6	1,000.00	839.80	4.33	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco EQV International Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	IGR-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco International Select Equity Fund

Nasdaq:

A: IZIAX ∎ C: IZICX ∎ R: IZIRX ∎ Y: IZIYX ∎ R5: IZIFX ∎ R6: IZISX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-23.94%
Class C Shares	-24.23
Class R Shares	-23.98
Class Y Shares	-23.77
Class R5 Shares	-23.77
Class R6 Shares	-23.77
MSCI All Country World ex USA Index▼ (Broad Market Index)	-11.87
MSCI All Country World ex U.S. Growth Index▼ (Style-Specific Index)	-18.00
Lipper International Multi-Cap Growth Funds Index∎ (Peer Group Index)	-19.70

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI All Country World ex U.S. Growth Index is an unmanaged index considered representative of growth stocks across developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Select Equity Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (12/21/15)	3.14%
5 Years	0.05
1 Year	-39.20
Class C Shares
Inception (12/21/15)	3.29%
5 Years	0.44
1 Year	-36.78
Class R Shares
Inception (12/21/15)	3.80%
5 Years	0.96
1 Year	-35.78
Class Y Shares
Inception (12/21/15)	4.32%
5 Years	1.45
1 Year	-35.46
Class R5 Shares
Inception (12/21/15)	4.32%
5 Years	1.45
1 Year	-35.46
Class R6 Shares
Inception (12/21/15)	4.32%
5 Years	1.47
1 Year	-35.46

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Select Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Select Equity Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.61%
Australia–3.35%
Corporate Travel Management Ltd.(a)	332,500	$5,982,277

Canada–6.24%
Dye & Durham Ltd.	278,000	4,589,873

Ritchie Bros. Auctioneers, Inc.	118,762	6,542,598

		11,132,471

China–23.26%
Alibaba Group Holding Ltd., ADR(a)	35,000	3,398,150

China National Building Material Co. Ltd., H Shares	6,728,000	8,917,330

Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,750,074	8,236,364

KE Holdings, Inc., ADR(a)(b)	314,500	4,459,610

Kweichow Moutai Co. Ltd., A Shares	25,571	7,039,267

Tencent Holdings Ltd.	180,000	8,442,968

Virscend Education Co. Ltd.(c)(d)	26,668,000	1,016,150

		41,509,839

Denmark–1.95%
DSV A/S	21,300	3,479,298

Finland–2.14%
Enento Group OYJ(b)(c)	160,000	3,825,935

France–7.99%
Bureau Veritas S.A.	156,800	4,493,254

Edenred	195,000	9,774,349

		14,267,603

Germany–9.96%
Eckert & Ziegler Strahlen- und Medizintechnik AG	80,000	4,073,530

Evotec SE(a)	68,000	1,651,606

Scout24 SE(c)	189,000	12,059,060

		17,784,196

Hong Kong–4.22%
AIA Group Ltd.	770,000	7,522,835

Japan–17.52%
FANUC Corp.	30,600	4,732,765

Fast Retailing Co. Ltd.	8,600	3,940,924

Freee KK(a)(b)	51,000	1,470,760

Hoya Corp.	16,200	1,613,994

M3, Inc.	60,900	1,960,842

Pan Pacific International Holdings Corp.	452,000	6,987,482

SMC Corp.	3,900	1,885,052

Sony Group Corp.	101,000	8,681,098

		31,272,917

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value

Luxembourg–5.47%
Eurofins Scientific SE	105,000	$9,757,808

Netherlands–3.28%
Adyen N.V.(a)(c)	3,500	5,853,604

South Korea–2.19%
Samsung Electronics Co. Ltd., Preference Shares	83,609	3,904,416

Spain–1.08%
Amadeus IT Group S.A.(a)	31,000	1,932,951

Taiwan–1.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	34,000	3,159,620

United Kingdom–7.19%
Auto Trader Group PLC(c)	475,000	3,753,715

Howden Joinery Group PLC	960,000	9,073,701

		12,827,416

Total Common Stocks & Other Equity Interests (Cost $180,922,895)		174,213,186

Money Market Funds–0.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f)	615,952	615,952

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(e)(f)	440,054	439,966

Invesco Treasury Portfolio, Institutional Class, 0.23%(e)(f)	703,946	703,946

Total Money Market Funds (Cost $1,759,864)		1,759,864

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.60% (Cost $182,682,759)		175,973,050

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.96%
Invesco Private Government Fund, 0.40%(e)(f)(g)	513,162	513,162

Invesco Private Prime Fund, 0.35%(e)(f)(g)	1,197,379	1,197,379

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,710,469)		1,710,541

TOTAL INVESTMENTS IN SECURITIES–99.56% (Cost $184,393,228)		177,683,591

OTHER ASSETS LESS LIABILITIES–0.44%		784,860

NET ASSETS–100.00%		$178,468,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Select Equity Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $26,508,464, which represented 14.85% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 7,083,647	$32,096,230	$(38,563,925)	$ -	$-	$615,952	$637
Invesco Liquid Assets Portfolio, Institutional Class	5,043,949	22,925,879	(27,529,319)	-	(543)	439,966	996
Invesco Treasury Portfolio, Institutional Class	8,095,597	36,681,406	(44,073,057)	-	-	703,946	1,095
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,107,174	(2,594,012)	-	-	513,162	174*
Invesco Private Prime Fund	-	7,159,772	(5,963,100)	72	635	1,197,379	399*
Total	$20,223,193	$101,970,461	$(118,723,413)	$72	$92	$3,470,405	$3,301

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Consumer Discretionary	21.43%

Industrials	19.07

Information Technology	17.19

Communication Services	13.59

Health Care	10.68

Materials	5.00

Financials	4.22

Consumer Staples	3.94

Real Estate	2.50

Money Market Funds Plus Other Assets Less Liabilities	2.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Select Equity Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $180,922,895)*	$174,213,186

Investments in affiliated money market funds, at value (Cost $3,470,333)	3,470,405

Cash	110

Foreign currencies, at value (Cost $2,033,411)	1,973,532

Receivable for:
Fund shares sold	72,786

Dividends	488,493

Investment for trustee deferred compensation and retirement plans	26,007

Other assets	58,885

Total assets	180,303,404

Liabilities:

Payable for:
Fund shares reacquired	3,405

Collateral upon return of securities loaned	1,710,469

Accrued fees to affiliates	30,190

Accrued other operating expenses	64,882

Trustee deferred compensation and retirement plans	26,007

Total liabilities	1,834,953

Net assets applicable to shares outstanding	$178,468,451

Net assets consist of:

Shares of beneficial interest	$233,928,356

Distributable earnings (loss)	(55,459,905)

$178,468,451

Net Assets:

Class A	$9,623,240

Class C	$582,301

Class R	$573,714

Class Y	$6,754,192

Class R5	$7,591

Class R6	$160,927,413

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	949,763

Class C	59,237

Class R	57,195

Class Y	664,911

Class R5	747

Class R6	15,847,002

Class A:
Net asset value per share	$10.13

Maximum offering price per share (Net asset value of $10.13 ÷ 94.50%)	$10.72

Class C:
Net asset value and offering price per share	$9.83

Class R:
Net asset value and offering price per share	$10.03

Class Y:
Net asset value and offering price per share	$10.16

Class R5:
Net asset value and offering price per share	$10.16

Class R6:
Net asset value and offering price per share	$10.16

*	At April 30, 2022, securities with an aggregate value of $1,732,128 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Select Equity Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $155,917)	$1,271,145

Dividends from affiliated money market funds (includes securities lending income of $295)	3,023

Non-cash dividend income	573,205

Total investment income	1,847,373

Expenses:

Advisory fees	1,374,993

Administrative services fees	20,125

Custodian fees	29,992

Distribution fees:
Class A	14,330

Class C	3,348

Class R	1,559

Transfer agent fees – A, C, R and Y	19,256

Transfer agent fees – R5	2

Transfer agent fees – R6	46,464

Trustees’ and officers’ fees and benefits	9,305

Registration and filing fees	39,259

Reports to shareholders	6,746

Professional services fees	25,421

Other	3,998

Total expenses	1,594,798

Less: Fees waived and/or expenses reimbursed	(252,794)

Net expenses	1,342,004

Net investment income	505,369

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(44,543,321)

Affiliated investment securities	92

Foreign currencies	(51,570)

(44,594,799)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(34,268,490)

Affiliated investment securities	72

Foreign currencies	(86,692)

(34,355,110)

Net realized and unrealized gain (loss)	(78,949,909)

Net increase (decrease) in net assets resulting from operations	$(78,444,540)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Select Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:

Net investment income	$505,369	$1,389,950

Net realized gain (loss)	(44,594,799)	5,788,676

Change in net unrealized appreciation (depreciation)	(34,355,110)	(12,329,172)

Net increase (decrease) in net assets resulting from operations	(78,444,540)	(5,150,546)

Distributions to shareholders from distributable earnings:

Class A	(280,283)	–

Class C	(16,203)	–

Class R	(14,844)	–

Class Y	(239,531)	–

Class R5	(252)	–

Class R6	(7,624,228)	–

Total distributions from distributable earnings	(8,175,341)	–

Share transactions–net:

Class A	(153,912)	4,058,320

Class C	39,963	(57,772)

Class R	95,781	436,326

Class Y	(289,309)	6,224,505

Class R5	–	(4,000)

Class R6	(56,456,690)	103,777,526

Net increase (decrease) in net assets resulting from share transactions	(56,764,167)	114,434,905

Net increase (decrease) in net assets	(143,384,048)	109,284,359

Net assets:

Beginning of period	321,852,499	212,568,140

End of period	$178,468,451	$321,852,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Select Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$13.63	$0.01	$(3.21)	$(3.20)	$(0.01)	$(0.29)	$(0.30)	$10.13	(23.94)%	$9,623	1.15	%(d)	1.46	%(d)	0.10	%(d)	24%
Year ended 10/31/21	13.54	0.05	0.04 (e)	0.09	–	–	–	13.63	0.66	13,189	1.12		1.48		0.30		45
Year ended 10/31/20	11.49	(0.05)	2.33	2.28	(0.23)	–	(0.23)	13.54	20.15	10,027	1.12		1.60		(0.41)		59
Year ended 10/31/19	10.52	0.22 (f)	1.42	1.64	(0.07)	(0.60)	(0.67)	11.49	16.99	5,852	1.11		1.60		2.06	(f)	35
Year ended 10/31/18	13.01	0.09	(1.51)	(1.42)	(0.10)	(0.97)	(1.07)	10.52	(11.93)	4,333	1.11		1.62		0.72		46
Year ended 10/31/17	10.98	0.08	2.41	2.49	(0.10)	(0.36)	(0.46)	13.01	23.77	5,436	1.14		1.70		0.71		43
Class C
Six months ended 04/30/22	13.28	(0.04)	(3.12)	(3.16)	–	(0.29)	(0.29)	9.83	(24.23)	582	1.90	(d)	2.21	(d)	(0.65	)(d)	24
Year ended 10/31/21	13.28	(0.07)	0.07 (e)	0.00	–	–	–	13.28	0.00	745	1.87		2.23		(0.45)		45
Year ended 10/31/20	11.28	(0.13)	2.28	2.15	(0.15)	–	(0.15)	13.28	19.22	792	1.87		2.35		(1.16)		59
Year ended 10/31/19	10.35	0.14 (f)	1.39	1.53	–	(0.60)	(0.60)	11.28	16.03	811	1.86		2.35		1.31	(f)	35
Year ended 10/31/18	12.86	(0.00)	(1.48)	(1.48)	(0.06)	(0.97)	(1.03)	10.35	(12.55)	1,192	1.86		2.37		(0.03)		46
Year ended 10/31/17	10.91	(0.00)	2.38	2.38	(0.07)	(0.36)	(0.43)	12.86	22.88	2,167	1.89		2.45		(0.04)		43
Class R
Six months ended 04/30/22	13.50	(0.01)	(3.17)	(3.18)	–	(0.29)	(0.29)	10.03	(23.98)	574	1.40	(d)	1.71	(d)	(0.15	)(d)	24
Year ended 10/31/21	13.44	0.01	0.05 (e)	0.06	–	–	–	13.50	0.45	665	1.37		1.73		0.05		45
Year ended 10/31/20	11.41	(0.08)	2.32	2.24	(0.21)	–	(0.21)	13.44	19.85	290	1.37		1.85		(0.66)		59
Year ended 10/31/19	10.46	0.19 (f)	1.40	1.59	(0.04)	(0.60)	(0.64)	11.41	16.60	227	1.36		1.85		1.81	(f)	35
Year ended 10/31/18	12.95	0.06	(1.49)	(1.43)	(0.09)	(0.97)	(1.06)	10.46	(12.09)	89	1.36		1.87		0.47		46
Year ended 10/31/17	10.95	0.05	2.40	2.45	(0.09)	(0.36)	(0.45)	12.95	23.44	61	1.39		1.95		0.46		43
Class Y
Six months ended 04/30/22	13.69	0.02	(3.21)	(3.19)	(0.05)	(0.29)	(0.34)	10.16	(23.77)	6,754	0.90	(d)	1.21	(d)	0.35	(d)	24
Year ended 10/31/21	13.57	0.08	0.04 (e)	0.12	–	–	–	13.69	0.88	9,434	0.87		1.23		0.55		45
Year ended 10/31/20	11.51	(0.02)	2.34	2.32	(0.26)	–	(0.26)	13.57	20.46	3,926	0.87		1.35		(0.16)		59
Year ended 10/31/19	10.56	0.25 (f)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	3,299	0.86		1.35		2.31	(f)	35
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	8,594	0.86		1.37		0.97		46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	7,499	0.89		1.45		0.96		43
Class R5
Six months ended 04/30/22	13.69	0.02	(3.21)	(3.19)	(0.05)	(0.29)	(0.34)	10.16	(23.77)	8	0.89	(d)	1.05	(d)	0.36	(d)	24
Year ended 10/31/21	13.57	0.08	0.04 (e)	0.12	–	–	–	13.69	0.88	10	0.87		1.05		0.55		45
Year ended 10/31/20	11.51	(0.02)	2.34	2.32	(0.26)	–	(0.26)	13.57	20.46	14	0.87		1.12		(0.16)		59
Year ended 10/31/19	10.56	0.25 (f)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.23	12	0.86		1.14		2.31	(f)	35
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	11	0.86		1.19		0.97		46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	13	0.89		1.30		0.96		43
Class R6
Six months ended 04/30/22	13.69	0.02	(3.21)	(3.19)	(0.05)	(0.29)	(0.34)	10.16	(23.77)	160,927	0.89	(d)	1.05	(d)	0.36	(d)	24
Year ended 10/31/21	13.56	0.08	0.05 (e)	0.13	–	–	–	13.69	0.96	297,809	0.87		1.05		0.55		45
Year ended 10/31/20	11.51	(0.02)	2.33	2.31	(0.26)	–	(0.26)	13.56	20.37	197,521	0.87		1.12		(0.16)		59
Year ended 10/31/19	10.56	0.25 (f)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	111,252	0.86		1.14		2.31	(f)	35
Year ended 10/31/18	13.03	0.12	(1.50)	(1.38)	(0.12)	(0.97)	(1.09)	10.56	(11.61)	103,172	0.86		1.19		0.97		46
Year ended 10/31/17	11.00	0.11	2.39	2.50	(0.11)	(0.36)	(0.47)	13.03	23.94	91,527	0.89		1.30		0.96		43

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(f)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.57%, $(0.02) and (0.18)%, $0.03 and 0.32%, $0.09 and 0.82%, $0.09 and 0.82%, and $0.09 and 0.82% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Select Equity Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Select Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified during the period. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco International Select Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

12	Invesco International Select Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective March 1, 2022, the Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.21%, 1.96%, 1.46%, 0.96%, 0.96% and 0.96%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to March 1, 2022 the Adviser contractually agreed, through February 28, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87%, respectively, of the Fund’s average daily net asset. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $187,073 and reimbursed class level expenses of $10,624, $620, $577, $7,435, $1 and $46,464 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

13	Invesco International Select Equity Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $1,605 in front-end sales commissions from the sale of Class A shares and $53 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $1,573 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$ –	$ 5,982,277	$ –	$ 5,982,277

Canada	11,132,471	–	–	11,132,471

China	7,857,760	32,635,929	1,016,150	41,509,839

Denmark	–	3,479,298	–	3,479,298

Finland	–	3,825,935	–	3,825,935

France	–	14,267,603	–	14,267,603

Germany	–	17,784,196	–	17,784,196

Hong Kong	–	7,522,835	–	7,522,835

Japan	–	31,272,917	–	31,272,917

Luxembourg	–	9,757,808	–	9,757,808

Netherlands	–	5,853,604	–	5,853,604

South Korea	–	3,904,416	–	3,904,416

Spain	–	1,932,951	–	1,932,951

Taiwan	3,159,620	–	–	3,159,620

United Kingdom	–	12,827,416	–	12,827,416

Money Market Funds	1,759,864	1,710,541	–	3,470,405

Total Investments	$23,909,715	$152,757,726	$1,016,150	$177,683,591

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

14	Invesco International Select Equity Fund

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $66,927,264 and $120,696,181, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$29,253,179

Aggregate unrealized (depreciation) of investments	(40,427,671)

Net unrealized appreciation (depreciation) of investments	$(11,174,492)

Cost of investments for tax purposes is $188,858,083.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Class A	227,655	$2,885,445	877,051	$13,717,786

Class C	6,745	75,315	33,464	510,598

Class R	22,734	262,627	41,924	643,804

Class Y	153,765	1,810,240	526,337	8,114,418

Class R6	3,192,619	38,549,566	8,227,171	120,033,132

Issued as reinvestment of dividends:

Class A	21,470	266,450	-	-

Class C	1,328	16,033	-	-

Class R	1,208	14,844	-	-

Class Y	17,759	220,740	-	-

Class R6	613,847	7,623,976	-	-

Automatic conversion of Class C shares to Class A shares:

Class A	2,727	29,032	4,804	74,511

Class C	(2,809)	(29,032)	(4,909)	(74,511)

Reacquired:

Class A	(270,054)	(3,334,839)	(654,662)	(9,733,977)

Class C	(2,127)	(22,353)	(32,069)	(493,859)

Class R	(15,998)	(181,690)	(14,214)	(207,478)

Class Y	(195,537)	(2,320,289)	(126,753)	(1,889,913)

Class R5	-	-	(254)	(4,000)

Class R6	(9,713,090)	(102,630,232)	(1,034,915)	(16,255,606)

Net increase (decrease) in share activity	(5,937,758)	$(56,764,167)	7,842,975	$114,434,905

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 31% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

15	Invesco International Select Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]

Class A	$1,000.00	$760.60	$5.02	$1,019.09	$5.76	1.15%

Class C	1,000.00	757.70	8.28	1,015.37	9.49	1.90

Class R	1,000.00	760.20	6.11	1,017.85	7.00	1.40

Class Y	1,000.00	762.30	3.93	1,020.33	4.51	0.90

Class R5	1,000.00	762.30	3.89	1,020.38	4.46	0.89

Class R6	1,000.00	762.30	3.89	1,020.38	4.46	0.89

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco International Select Equity Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	ICO-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco International Small-Mid Company Fund

Nasdaq:

A: OSMAX ∎ C: OSMCX ∎ R: OSMNX ∎ Y: OSMYX ∎ R5: INSLX ∎ R6: OSCIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-25.37%
Class C Shares	-25.64
Class R Shares	-25.45
Class Y Shares	-25.27
Class R5 Shares	-25.26
Class R6 Shares	-25.24
MSCI All Country World ex USA SMID Cap Index▼	-13.63
MSCI All Country World ex USA Small Cap Index▼	-13.36

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA SMID Cap Index is designed to measure the equity market performance of small-and mid-cap developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI All Country World ex USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Small-Mid Company Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (11/17/97)	11.46%
10 Years	10.85
5 Years	6.39
1 Year	-21.16
Class C Shares
Inception (11/17/97)	11.43%
10 Years	10.81
5 Years	6.79
1 Year	-17.93
Class R Shares
Inception (3/1/01)	12.04%
10 Years	11.19
5 Years	7.33
1 Year	-16.77
Class Y Shares
Inception (9/7/05)	10.71%
10 Years	11.78
5 Years	7.86
1 Year	-16.35
Class R5 Shares
10 Years	11.59%
5 Years	7.81
1 Year	-16.31
Class R6 Shares
Inception (12/29/11)	13.03%
10 Years	11.94
5 Years	8.01
1 Year	-16.26

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Small-Mid Company Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Small-Mid Company Fund. Note: The Fund was subsequently renamed the Invesco International Small-Mid Company Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Small-Mid Company Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Small-Mid Company Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.93%
Australia–3.86%
ALS Ltd.	5,339,911	$48,347,853

carsales.com Ltd.	3,317,459	48,575,476

Cochlear Ltd.	487,153	78,269,249

IPH Ltd.(a)	12,134,048	64,026,100

		239,218,678

Austria–0.25%
Fabasoft AG	616,109	15,534,829

Brazil–2.52%
Boa Vista Servicos S.A.	13,946,844	22,652,567

Odontoprev S.A.(a)	35,487,540	72,856,427

TOTVS S.A.	9,383,637	60,679,188

		156,188,182

Canada–0.81%
Descartes Systems Group, Inc. (The)(b)	804,257	49,952,646

Denmark–2.74%
Chemometec A/S	505,316	56,665,687

Chr. Hansen Holding A/S	788,988	61,483,922

SimCorp A/S	733,865	51,481,912

		169,631,521

France–3.83%
Alten S.A.	360,299	48,256,073

Gaztransport Et Technigaz S.A. (Acquired 04/20/2020-08/03/2021; Cost $30,639,561)(c)	395,280	46,976,641

Interparfums S.A.	555,761	30,617,497

Lectra	973,503	40,287,132

Neurones	921,048	34,991,962

Thermador Groupe	116,836	11,864,540

Vetoquinol S.A.	185,642	24,123,559

		237,117,404

Germany–8.46%
Amadeus Fire AG	278,227	39,263,334

Atoss Software AG	247,712	36,073,918

Carl Zeiss Meditec AG, BR	735,986	92,960,001

CTS Eventim AG & Co. KGaA(b)	787,113	54,702,323

Fuchs Petrolub SE, Preference Shares	1,313,697	41,823,779

Knorr-Bremse AG	395,831	28,521,088

Nemetschek SE	565,342	45,391,935

New Work SE(a)	326,237	55,025,323

Sartorius AG, Preference Shares	121,853	46,156,030

STRATEC SE	359,685	40,917,816

Symrise AG	361,594	43,234,989

		524,070,536

Iceland–1.93%
Marel HF(d)	10,194,193	52,898,244

Ossur HF(b)	13,469,863	66,450,499

		119,348,743

	Shares	Value

India–2.82%
AIA Engineering Ltd.	1,226,068	$30,922,799

Britannia Industries Ltd.	908,684	38,794,046

Larsen & Toubro Infotech Ltd.(d)	1,199,697	74,799,642

Triveni Turbine Ltd.	12,014,057	29,990,527

		174,507,014

Ireland–0.86%
ICON PLC(b)	234,183	52,974,536

Israel–1.72%
Nice Ltd., ADR(b)	515,218	106,346,147

Italy–3.93%
Antares Vision S.p.A.(b)	1,596,895	13,805,728

DiaSorin S.p.A.	415,877	54,363,272

GVS S.p.A.(d)	3,763,900	31,213,831

Interpump Group S.p.A.	768,887	30,940,508

Recordati Industria Chimica e Farmaceutica S.p.A.	1,283,799	61,458,934

Technoprobe S.p.A.(b)	2,542,410	17,787,960

Tinexta S.p.A.	1,353,304	33,629,834

		243,200,067

Japan–19.64%
Ariake Japan Co. Ltd.(a)	1,791,900	71,776,486

As One Corp.	1,246,726	65,467,632

Azbil Corp.	3,305,800	100,912,172

Benefit One, Inc.	2,547,300	38,214,294

Daifuku Co. Ltd.	1,453,400	89,713,548

Disco Corp.	294,000	72,463,379

Fukui Computer Holdings, Inc.(a)	1,494,100	37,295,916

Infomart Corp.	8,786,026	44,101,618

Japan Elevator Service Holdings Co. Ltd.	4,058,000	53,309,783

Meitec Corp.(a)	1,473,086	78,358,891

MISUMI Group, Inc.	1,332,200	33,508,381

MonotaRO Co. Ltd.	2,770,220	48,031,223

NSD Co. Ltd.	2,826,300	50,113,345

OBIC Business Consultants Co. Ltd.	1,614,100	58,220,581

Obic Co. Ltd.	782,600	115,805,833

SCSK Corp.	3,097,400	49,399,216

Seria Co. Ltd.	1,387,600	26,809,035

SHO-BOND Holdings Co. Ltd.	959,700	40,439,029

TechnoPro Holdings, Inc.	1,903,200	47,637,002

TKC Corp.	1,368,818	35,921,695

USS Co. Ltd.	3,554,248	58,663,435

		1,216,162,494

Jersey–0.72%
JTC PLC(d)	4,566,188	44,450,278

Netherlands–1.16%
IMCD N.V.	451,781	71,771,438

New Zealand–0.48%
Fisher & Paykel Healthcare Corp. Ltd.	2,152,584	29,618,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Small-Mid Company Fund

	Shares	Value

Norway–0.38%
Medistim ASA	859,892	$23,415,649

South Korea–0.39%
NICE Information Service Co. Ltd.	1,671,168	24,328,356

Spain–0.61%
Applus Services S.A.	4,820,907	37,652,002

Sweden–14.82%
AddTech AB, Class B	2,451,563	43,233,232

Alfa Laval AB	1,980,488	54,969,504

Biotage AB	2,827,660	58,109,326

Bravida Holding AB(d)	3,610,682	36,891,136

Cellavision AB	1,087,959	34,139,004

Elekta AB, Class B	6,030,716	40,328,886

Epiroc AB, Class A	2,628,314	53,452,063

Fortnox AB	11,708,760	62,549,919

Hexpol AB	4,642,085	39,538,511

Karnov Group AB(a)	8,078,034	54,553,207

Lifco AB, Class B	2,529,181	53,064,331

Lime Technologies AB(a)	763,284	21,310,357

Loomis AB	3,210,507	79,938,267

MIPS AB(d)	713,213	50,752,116

Mycronic AB	2,368,800	41,351,504

Sdiptech AB, Class B(a)(b)	2,414,636	84,253,035

SmartCraft ASA(b)	8,464,068	13,584,241

Vitec Software Group AB, Class B	1,176,028	58,910,138

Vitrolife AB	1,450,290	36,831,354

		917,760,131

Switzerland–9.64%
Belimo Holding AG	133,502	65,946,347

Bossard Holding AG, Class A	116,963	25,408,241

dormakaba Holding AG	117,035	54,373,040

Forbo Holding AG	24,038	35,218,971

Interroll Holding AG, Class R	8,944	27,109,263

Kardex Holding AG	264,500	50,186,757

LEM Holding S.A.	26,905	61,815,492

Partners Group Holding AG	126,254	133,783,288

Tecan Group AG, Class R	163,271	49,065,875

VAT Group AG(d)	133,700	41,491,403

VZ Holding AG	702,144	52,385,209

		596,783,886

Investment Abbreviations:

ADR – American Depositary Receipt

BR – Bearer Shares

	Shares	Value

Taiwan–0.58%
Advantech Co. Ltd.	2,908,000	$36,021,642

United Kingdom–15.78%
Alpha Financial Markets Consulting PLC(a)	5,666,234	28,955,171

Auction Technology Group PLC(b)	3,201,943	35,226,152

AVEVA Group PLC	2,041,963	55,005,539

Croda International PLC	1,081,247	104,763,684

Diploma PLC	2,005,065	68,590,227

FDM Group Holdings PLC	3,578,468	45,792,435

Halma PLC	2,602,167	80,127,478

Hill & Smith Holdings PLC	2,422,128	41,908,924

Howden Joinery Group PLC	4,848,615	45,828,002

IMI PLC	2,509,730	42,235,089

Intertek Group PLC	755,749	47,099,293

Johnson Service Group PLC(a)(b)	34,376,491	46,873,599

Restore PLC(a)	11,594,521	64,244,794

Rightmove PLC	8,566,633	65,854,620

Rotork PLC	12,033,507	43,597,487

Spirax-Sarco Engineering PLC	602,800	91,169,709

Victrex PLC	2,267,780	51,476,034

Weir Group PLC (The)	935,451	17,950,860

		976,699,097

United States–1.00%
Bruker Corp.	1,081,138	62,154,624

Total Common Stocks & Other Equity Interests (Cost $4,852,998,002)		6,124,908,557

Money Market Funds–0.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(a)(e)	14,480,202	14,480,202

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(a)(e)	7,677,399	7,675,863

Invesco Treasury Portfolio, Institutional Class, 0.23%(a)(e)	16,548,802	16,548,802

Total Money Market Funds (Cost $38,704,099)		38,704,867

TOTAL INVESTMENTS IN SECURITIES-99.55% (Cost $4,891,702,101)		6,163,613,424

OTHER ASSETS LESS LIABILITIES-0.45%		27,736,996

NET ASSETS-100.00%		$6,191,350,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,783,461	$236,390,112	$(248,693,371)	$-	$-	$14,480,202	$7,144
Invesco Liquid Assets Portfolio, Institutional Class	16,470,796	168,850,080	(177,638,122)	767	(7,658)	7,675,863	7,300
Invesco Treasury Portfolio, Institutional Class	30,609,669	270,160,128	(284,220,995)	-	-	16,548,802	9,193
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	-	28,541,369	-	413,802	-	28,955,171	188,497
Amadeus Fire AG*	72,508,225	-	(6,632,436)	(27,503,985)	891,530	39,263,334	-
Ariake Japan Co. Ltd.	109,549,953	4,656,937	-	(42,430,404)	-	71,776,486	740,149
Fukui Computer Holdings, Inc.	38,155,165	12,271,527	-	(13,130,776)	-	37,295,916	598,450
IPH Ltd.	82,084,407	3,980,215	(7,198,018)	(14,939,207)	98,703	64,026,100	1,270,050
Johnson Service Group PLC	46,281,211	17,977,909	(4,069,442)	(13,499,885)	183,806	46,873,599	-
Karnov Group AB	49,345,718	9,990,548	(7,244,821)	2,641,175	(179,413)	54,553,207	-
Lime Technologies AB	5,833,382	21,963,177	-	(6,486,202)	-	21,310,357	171,578
Meitec Corp.	90,716,025	6,674,547	(9,774,697)	(9,453,334)	196,350	78,358,891	1,163,678
New Work SE	74,916,904	4,347,066	-	(24,238,647)	-	55,025,323	-
Odontoprev S.A.	76,227,051	5,268,564	(4,843,511)	(823,185)	(2,972,492)	72,856,427	762,554
Restore PLC	86,055,343	-	(10,312,928)	(12,170,635)	673,014	64,244,794	-
Sdiptech AB, Class B	130,016,552	2,333,720	(6,710,272)	(42,812,726)	1,425,761	84,253,035	-
Total	$935,553,862	$793,405,899	$(767,338,613)	$(204,433,242)	$309,601	$757,497,507	$4,918,593

*	At April 30, 2022, this security was no longer an affiliate of the Fund.

(b)	Non-income producing security.
(c)	Restricted security. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $332,496,650, which represented 5.37% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Industrials	34.79%

Information Technology	26.20

Health Care	17.12

Materials	6.21

Communication Services	4.50

Financials	3.72

Consumer Discretionary	3.34

Consumer Staples	2.28

Other Sectors, Each Less than 2% of Net Assets	0.76

Money Market Funds Plus Other Assets Less Liabilities	1.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Small-Mid Company Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,225,187,177)	$5,445,379,251

Investments in affiliates, at value (Cost $666,514,924)	718,234,173

Cash	3,011,951

Foreign currencies, at value (Cost $2,025,328)	2,016,985

Receivable for:
Investments sold	23,838,480

Fund shares sold	2,911,899

Dividends	34,304,910

Investment for trustee deferred compensation and retirement plans	249,193

Other assets	121,909

Total assets	6,230,068,751

Liabilities:
Payable for:
Investments purchased	19,825,203

Fund shares reacquired	11,473,228

Accrued foreign taxes	4,245,160

Accrued fees to affiliates	2,139,783

Accrued trustees’ and officers’ fees and benefits	54,258

Accrued other operating expenses	731,506

Trustee deferred compensation and retirement plans	249,193

Total liabilities	38,718,331

Net assets applicable to shares outstanding	$6,191,350,420

Net assets consist of:
Shares of beneficial interest	$4,728,970,589

Distributable earnings	1,462,379,831

$6,191,350,420

Net Assets:
Class A	$1,009,208,293

Class C	$66,506,737

Class R	$76,831,080

Class Y	$2,762,763,907

Class R5	$473,722

Class R6	$2,275,566,681

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,573,598

Class C	1,800,988

Class R	1,932,055

Class Y	65,055,880

Class R5	10,984

Class R6	53,264,776

Class A:
Net asset value per share	$42.81

Maximum offering price per share (Net asset value of $42.81 ÷ 94.50%)	$45.30

Class C:
Net asset value and offering price per share	$36.93

Class R:
Net asset value and offering price per share	$39.77

Class Y:
Net asset value and offering price per share	$42.47

Class R5:
Net asset value and offering price per share	$43.13

Class R6:
Net asset value and offering price per share	$42.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Small-Mid Company Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$199

Dividends (net of foreign withholding taxes of $4,512,063)	39,144,459

Dividends from affiliates	4,918,593

Foreign withholding tax claims	21,750

Total investment income	44,085,001

Expenses:
Advisory fees	34,650,210

Administrative services fees	533,417

Custodian fees	301,551

Distribution fees - Class A	1,494,865

Distribution fees - Class C	462,715

Distribution fees - Class R	230,858

Transfer agent fees – A, C, R and Y	3,299,362

Transfer agent fees – R5	159

Transfer agent fees – R6	467,657

Trustees’ and officers’ fees and benefits	42,152

Registration and filing fees	102,831

Professional services fees	37,756

Other	(372,385)

Total expenses	41,251,148

Less: Fees waived and/or expense offset arrangement(s)	(14,197)

Net expenses	41,236,951

Net investment income	2,848,050

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $1,966,594)	265,128,076

Affiliated investment securities	309,601

Foreign currencies	(499,843)

Forward foreign currency contracts	(2,455)

264,935,379

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $5,822,350)	(2,241,744,959)

Affiliated investment securities	(204,433,242)

Foreign currencies	(1,783,913)

(2,447,962,114)

Net realized and unrealized gain (loss)	(2,183,026,735)

Net increase (decrease) in net assets resulting from operations	$(2,180,178,685)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Small-Mid Company Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$2,848,050	$22,078,358

Net realized gain	264,935,379	915,933,338

Change in net unrealized appreciation (depreciation)	(2,447,962,114)	1,415,006,946

Net increase (decrease) in net assets resulting from operations	(2,180,178,685)	2,353,018,642

Distributions to shareholders from distributable earnings:
Class A	(128,634,059)	(102,620,781)

Class C	(11,532,447)	(12,866,389)

Class R	(10,131,133)	(8,163,910)

Class Y	(374,453,286)	(284,649,017)

Class R5	(34,765)	(30,241)

Class R6	(296,558,579)	(220,448,627)

Total distributions from distributable earnings	(821,344,269)	(628,778,965)

Share transactions–net:
Class A	52,453,354	(36,705,496)

Class C	(12,690,729)	(42,639,705)

Class R	7,139,606	(2,099,240)

Class Y	86,275,677	27,689,473

Class R5	104,773	232,272

Class R6	129,488,279	63,256,803

Net increase in net assets resulting from share transactions	262,770,960	9,734,107

Net increase (decrease) in net assets	(2,738,751,994)	1,733,973,784

Net assets:
Beginning of period	8,930,102,414	7,196,128,630

End of period	$6,191,350,420	$8,930,102,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Small-Mid Company Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$63.38	$(0.04)		$(14.82)	$(14.86)	$(0.02)	$(5.69)	$(5.71)	$42.81	(25.37	)%(e)	$1,009,208)	1.30	%(e)(f)	1.30	%(e)(f)	(0.15	)%(e)(f)	12%
Year ended 10/31/21	51.69	0.02		16.17	16.19	–	(4.50)	(4.50)	63.38	33.13	(e)	1,439,340	1.31	(e)	1.31	(e)	0.04	(e)	24
Year ended 10/31/20	48.20	(0.10)		5.95	5.85	(0.18)	(2.18)	(2.36)	51.69	12.53	(e)	1,199,225	1.34	(e)	1.34	(e)	(0.22	)(e)	73
Two months ended 10/31/19	46.25	(0.03)		1.98	1.95	–	–	–	48.20	4.22		1,417,657	1.31	(f)	1.31	(f)	(0.37	)(f)	0	(g)
Year ended 08/31/19	54.54	(0.03)		(3.81)	(3.84)	(0.22)	(4.23)	(4.45)	46.25	(6.21)		1,394,542	1.36		1.36		(0.06)		28
Year ended 08/31/18	47.11	(0.05)		8.94	8.89	(0.37)	(1.09)	(1.46)	54.54	19.27		1,777,990	1.38		1.38		(0.10)		27
Year ended 08/31/17	38.28	(0.06)		8.95	8.89	(0.06)	–	(0.06)	47.11	23.25		2,260,943	1.41		1.41		(0.15)		22
Class C
Six months ended 04/30/22	55.66	(0.21)		(12.83)	(13.04)	–	(5.69)	(5.69)	36.93	(25.64)		66,507	2.06	(f)	2.06	(f)	(0.91	)(f)	12
Year ended 10/31/21	46.22	(0.37)		14.31	13.94	–	(4.50)	(4.50)	55.66	32.10		117,303	2.07		2.07		(0.72)		24
Year ended 10/31/20	43.62	(0.41)		5.34	4.93	(0.15)	(2.18)	(2.33)	46.22	11.70		135,265	2.10		2.10		(0.98)		73
Two months ended 10/31/19	41.91	(0.08)		1.79	1.71	–	–	–	43.62	4.08		177,238	2.07	(f)	2.07	(f)	(1.13	)(f)	0	(g)
Year ended 08/31/19	50.01	(0.35)		(3.52)	(3.87)	–	(4.23)	(4.23)	41.91	(6.91)		179,992	2.12		2.12		(0.82)		28
Year ended 08/31/18	43.36	(0.40)		8.22	7.82	(0.08)	(1.09)	(1.17)	50.01	18.37		323,001	2.13		2.13		(0.85)		27
Year ended 08/31/17	35.45	(0.34)		8.25	7.91	–	–	–	43.36	22.35		323,084	2.16		2.16		(0.91)		22
Class R
Six months ended 04/30/22	59.34	(0.10)		(13.78)	(13.88)	–	(5.69)	(5.69)	39.77	(25.45)		76,831	1.56	(f)	1.56	(f)	(0.41	)(f)	12
Year ended 10/31/21	48.78	(0.12)		15.18	15.06	–	(4.50)	(4.50)	59.34	32.76		106,435	1.57		1.57		(0.22)		24
Year ended 10/31/20	45.70	(0.21)		5.63	5.42	(0.16)	(2.18)	(2.34)	48.78	12.26		88,420	1.60		1.60		(0.48)		73
Two months ended 10/31/19	43.88	(0.05)		1.87	1.82	–	–	–	45.70	4.15		95,501	1.57	(f)	1.57(f	)	(0.63	)(f)	0	(g)
Year ended 08/31/19	52.05	(0.14)		(3.65)	(3.79)	(0.15)	(4.23)	(4.38)	43.88	(6.44)		94,864	1.61		1.61		(0.31)		28
Year ended 08/31/18	45.08	(0.17)		8.55	8.38	(0.32)	(1.09)	(1.41)	52.05	18.99		103,818	1.63		1.63		(0.35)		27
Year ended 08/31/17	36.67	(0.15)		8.56	8.41	–	–	–	45.08	22.93		91,019	1.66		1.66		(0.39)		22
Class Y
Six months ended 04/30/22	63.00	0.02		(14.69)	(14.67)	(0.17)	(5.69)	(5.86)	42.47	(25.27)		2,762,764	1.06	(f)	1.06	(f)	0.09	(f)	12
Year ended 10/31/21	51.29	0.16		16.05	16.21	–	(4.50)	(4.50)	63.00	33.45		4,039,299	1.07		1.07		0.28		24
Year ended 10/31/20	47.75	0.02		5.90	5.92	(0.20)	(2.18)	(2.38)	51.29	12.81		3,240,701	1.10		1.10		0.02		73
Two months ended 10/31/19	45.80	(0.01)		1.96	1.95	–	–	–	47.75	4.26		4,085,890	1.07	(f)	1.07	(f)	(0.13	)(f)	0	(g)
Year ended 08/31/19	54.15	0.08		(3.80)	(3.72)	(0.40)	(4.23)	(4.63)	45.80	(5.98)		3,986,316	1.12		1.12		0.18		28
Year ended 08/31/18	46.82	0.08		8.87	8.95	(0.53)	(1.09)	(1.62)	54.15	19.57		5,811,651	1.14		1.14		0.15		27
Year ended 08/31/17	38.06	0.05		8.87	8.92	(0.16)	–	(0.16)	46.82	23.55		4,125,091	1.16		1.16		0.13		22
Class R5
Six months ended 04/30/22	63.92	0.04		(14.93)	(14.89)	(0.21)	(5.69)	(5.90)	43.13	(25.26)		474	1.00	(f)	1.00	(f)	0.15	(f)	12
Year ended 10/31/21	51.94	0.20		16.28	16.48	–	(4.50)	(4.50)	63.92	33.55		512	1.00		1.00		0.35		24
Year ended 10/31/20	48.26	0.07		5.99	6.06	(0.20)	(2.18)	(2.38)	51.94	12.99		191	0.99		0.99		0.13		73
Two months ended 10/31/19	46.29	(0.01)		1.98	1.97	–	–	–	48.26	4.26		20	1.01	(f)	1.01	(f)	(0.07	)(f)	0	(g)
Period ended 08/31/19(h)	46.97	0.04		(0.72)	(0.68)	–	–	–	46.29	(1.45)		19	1.01	(f)	1.01	(f)	0.29	(f)	28
Class R6
Six months ended 04/30/22	63.39	0.05		(14.79)	(14.74)	(0.24)	(5.69)	(5.93)	42.72	(25.24)		2,275,567	0.95	(f)	0.95	(f)	0.20	(f)	12
Year ended 10/31/21	51.52	0.23		16.14	16.37	–	(4.50)	(4.50)	63.39	33.62		3,227,212	0.95		0.95		0.40		24
Year ended 10/31/20	47.90	0.08		5.93	6.01	(0.21)	(2.18)	(2.39)	51.52	12.97		2,532,327	0.95		0.95		0.17		73
Two months ended 10/31/19	45.94	(0.00	)(i)	1.96	1.96	–	–	–	47.90	4.27		2,759,984	0.94	(f)	0.94	(f)	0.00	(f)(g)	0	(g)
Year ended 08/31/19	54.32	0.16		(3.82)	(3.66)	(0.49)	(4.23)	(4.72)	45.94	(5.82)		2,692,561	0.96		0.96		0.34		28
Year ended 08/31/18	46.95	0.16		8.90	9.06	(0.60)	(1.09)	(1.69)	54.32	19.77		3,236,676	0.96		0.96		0.32		27

Year ended 08/31/17	38.17	0.12		8.88	9.00	(0.22)	–	(0.22)	46.95	23.76		2,285,847	0.97		0.97		0.30		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.00%, 0.01%, 0.01% and 0.01% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018 and 2017, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2022 and for the years ended October 31, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Amount represents less than 0.005%.
(h)	Commencement date after the close of business on May 24, 2019.
(i)	Amount represents less than $(0.005) per share.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco International Small-Mid Company Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Small-Mid Company Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”).

The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective as of the open of business June 28, 2022, the Fund reopened to all investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco International Small-Mid Company Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant

13	Invesco International Small-Mid Company Fund

economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $500 million	1.000%

Next $500 million	0.950%

Next $4 billion	0.920%

Next $5 billion	0.900%

Next $10 billion	0.880%

Over $20 billion	0.870%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.91%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively of the Fund’s average daily net assets (the “expense limits”).In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $13,934.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $17,495 in front-end sales commissions from the sale of Class A shares and $0 and $330 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $2,421 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

14	Invesco International Small-Mid Company Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$239,218,678	$–	$239,218,678

Austria	–	15,534,829	–	15,534,829

Brazil	156,188,182	–	–	156,188,182

Canada	49,952,646	–	–	49,952,646

Denmark	–	169,631,521	–	169,631,521

France	–	237,117,404	–	237,117,404

Germany	–	524,070,536	–	524,070,536

Iceland	–	119,348,743	–	119,348,743

India	–	174,507,014	–	174,507,014

Ireland	52,974,536	–	–	52,974,536

Israel	106,346,147	–	–	106,346,147

Italy	–	243,200,067	–	243,200,067

Japan	–	1,216,162,494	–	1,216,162,494

Jersey	–	44,450,278	–	44,450,278

Netherlands	–	71,771,438	–	71,771,438

New Zealand	–	29,618,657	–	29,618,657

Norway	–	23,415,649	–	23,415,649

South Korea	–	24,328,356	–	24,328,356

Spain	–	37,652,002	–	37,652,002

Sweden	–	917,760,131	–	917,760,131

Switzerland	–	596,783,886	–	596,783,886

Taiwan	–	36,021,642	–	36,021,642

United Kingdom	–	976,699,097	–	976,699,097

United States	62,154,624	–	–	62,154,624

Money Market Funds	38,704,867	–	–	38,704,867

Total Investments	$466,321,002	$5,697,292,422	$–	$6,163,613,424

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(2,455)

15	Invesco International Small-Mid Company Fund

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$1,218,001

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $263.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $888,191,556 and $1,428,380,508, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,528,702,341

Aggregate unrealized (depreciation) of investments	(333,231,286)

Net unrealized appreciation of investments	$1,195,471,055

Cost of investments for tax purposes is $4,968,142,369.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	942,203	$48,160,202	1,688,336	$96,716,229

Class C	25,724	1,152,180	62,162	3,177,985

Class R	92,077	4,315,348	193,668	10,433,562

Class Y	6,399,064	323,992,246	11,044,718	628,844,474

Class R5	5,316	249,730	5,860	321,103

Class R6	5,038,265	251,954,807	10,066,439	575,754,165

16	Invesco International Small-Mid Company Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	2,117,805	$115,293,300	1,742,904	$91,554,723

Class C	219,526	10,339,660	252,485	11,727,933

Class R	198,990	10,072,877	164,658	8,117,615

Class Y	5,895,843	318,139,690	4,462,728	232,552,777

Class R5	612	33,510	554	29,282

Class R6	5,185,947	281,389,504	4,022,670	210,667,252

Automatic conversion of Class C shares to Class A shares:
Class A	337,561	16,954,121	603,668	34,750,110

Class C	(389,937)	(16,954,121)	(684,298)	(34,750,110)

Reacquired:
Class A	(2,534,095)	(127,954,269)	(4,523,290)	(259,726,558)

Class C	(161,654)	(7,228,448)	(449,511)	(22,795,513)

Class R	(152,511)	(7,248,619)	(377,420)	(20,650,417)

Class Y	(11,354,469)	(555,856,259)	(14,571,573)	(833,707,778)

Class R5	(2,959)	(178,467)	(2,077)	(118,113)

Class R6	(7,872,630)	(403,856,032)	(12,324,480)	(723,164,614)

Net increase in share activity	3,990,678	$262,770,960	1,378,201	$9,734,107

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17	Invesco International Small-Mid Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$746.30	$5.63	$1,018.35	$6.51	1.30%
Class C	1,000.00	743.60	8.91	1,014.58	10.29	2.06
Class R	1,000.00	745.50	6.75	1,017.06	7.80	1.56
Class Y	1,000.00	747.30	4.59	1,019.54	5.31	1.06
Class R5	1,000.00	747.40	4.33	1,019.84	5.01	1.00
Class R6	1,000.00	747.60	4.12	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco International Small-Mid Company Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-ISMC-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco MSCI World SRI Index Fund

Nasdaq:

A: VSQAX ∎ C: VSQCX ∎ R: VSQRX ∎ Y: VSQYX ∎ R5: VSQFX ∎ R6: VSQSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.82%
Class C Shares	-14.14
Class R Shares	-13.91
Class Y Shares	-13.71
Class R5 Shares	-13.71
Class R6 Shares	-13.71
MSCI World SRI Index▼ (Broad Market Index)	-13.68
Custom Invesco MSCI World SRI Index∎ (Style-Specific Index)	-13.68
Lipper Global Multi-Cap Core Funds Index♦ (Peer Group Index)	-12.59
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ♦Lipper Inc.

The MSCI World SRI Index is an unmanaged index comprised of developed countries’ large- and mid-cap stocks with high ESG rating as determined by MSCI ESG Research. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco MSCI World SRI Index is composed of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index thereafter. Both indexes are computed using the net return, which withholds applicable taxes for non-resident investors.   The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco MSCI World SRI Index Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (7/1/16)	6.98%
5 Years	5.03
1 Year	-6.99

Class C Shares
Inception (7/1/16)	7.21%
5 Years	5.43
1 Year	-3.32

Class R Shares
Inception (7/1/16)	7.74%
5 Years	5.95
1 Year	-1.83

Class Y Shares
Inception (7/1/16)	8.28%
5 Years	6.48
1 Year	-1.38

Class R5 Shares
Inception (7/1/16)	8.28%
5 Years	6.48
1 Year	-1.38

Class R6 Shares
Inception (7/1/16)	8.28%
5 Years	6.48
1 Year	-1.38

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco MSCI World SRI Index Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco MSCI World SRI Index Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.07%
Australia–2.00%
Ampol Ltd.	249	$5,825

APA Group	849	6,813

ASX Ltd.	141	8,475

Aurizon Holdings Ltd.	2,440	6,918

BlueScope Steel Ltd.	545	7,726

Brambles Ltd.	1,106	8,167

Cochlear Ltd.	46	7,391

Coles Group Ltd.	954	12,493

Computershare Ltd.	448	7,853

Dexus	805	6,273

Fortescue Metals Group Ltd.	1,267	19,208

GPT Group (The)	1,406	5,002

Insurance Australia Group Ltd.	1,610	5,106

Lendlease Corp. Ltd.	495	4,228

Macquarie Group Ltd.	255	36,542

Mirvac Group	2,727	4,617

Newcrest Mining Ltd.	580	10,873

Northern Star Resources Ltd.	836	5,685

Ramsay Health Care Ltd.	123	6,948

REA Group Ltd.	44	3,905

SEEK Ltd.	284	5,530

Stockland	1,744	5,024

Transurban Group	2,053	20,522

Vicinity Centres	4,613	6,013

		217,137

Austria–0.12%
Mondi PLC	307	5,683

Verbund AG	64	6,853

		12,536

Belgium–0.17%
KBC Group N.V.	189	12,873

Umicore S.A.	141	5,443

		18,316

Brazil–0.13%
Wheaton Precious Metals Corp.	316	14,164

Canada–3.50%
Agnico Eagle Mines Ltd.	243	14,145

Ballard Power Systems, Inc.(a)	323	2,683

Bank of Montreal	479	50,788

Bank of Nova Scotia (The)	893	56,549

Canadian National Railway Co.	525	61,742

Canadian Tire Corp. Ltd., Class A	47	6,474

FirstService Corp.	33	4,115

Fortis, Inc.	321	15,620

Franco-Nevada Corp.	148	22,382

Gildan Activewear, Inc.	175	5,930

Intact Financial Corp.	119	16,648

Magna International, Inc.	235	14,162

Metro, Inc.	148	8,135

National Bank of Canada	259	18,088

Pembina Pipeline Corp.	245	9,271

	Shares	Value

Canada–(continued)
Ritchie Bros. Auctioneers, Inc.	103	$5,673

Rogers Communications, Inc., Class B	252	13,727

Shopify, Inc., Class A(a)	82	35,077

TMX Group Ltd.	50	5,090

Toromont Industries Ltd.	61	5,370

WSP Global, Inc.	68	7,930

		379,599

China–0.08%
BOC Hong Kong Holdings Ltd.	2,500	9,018

Denmark–2.06%
Coloplast A/S, Class B	85	11,476

Genmab A/S(a)	50	17,638

GN Store Nord A/S	88	3,281

Novo Nordisk A/S, Class B	1,217	139,191

Novozymes A/S, Class B	148	10,283

Orsted A/S(b)	141	15,821

Pandora A/S	85	7,372

Vestas Wind Systems A/S	725	18,652

		223,714

Finland–0.40%
Elisa OYJ	86	5,026

Kesko OYJ, Class B	186	4,693

Neste OYJ	307	13,198

Orion OYJ, Class B	101	3,951

UPM-Kymmene OYJ	347	11,919

Wartsila OYJ Abp	507	4,048

		42,835

France–2.61%
Amundi S.A.(b)	52	3,103

AXA S.A.	1,445	38,257

Bureau Veritas S.A.	219	6,276

Carrefour S.A.	431	9,137

Cie Generale des Etablissements Michelin S.C.A.	124	15,329

Danone S.A.	503	30,239

EssilorLuxottica S.A.	219	37,153

Gecina S.A.	33	3,697

L’Oreal S.A.	184	66,939

Schneider Electric SE	392	55,830

Unibail-Rodamco-Westfield(a)	102	7,317

Valeo	190	3,426

Vivendi SE	546	6,261

		282,964

Germany–2.73%
adidas AG	136	27,700

Allianz SE	297	67,646

Beiersdorf AG	70	7,075

Deutsche Boerse AG	141	24,713

Deutsche Post AG	717	30,951

Henkel AG & Co. KGaA, Preference Shares	178	11,509

Merck KGaA	87	16,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco MSCI World SRI Index Fund

	Shares	Value

Germany–(continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	110	$26,322

Puma SE	71	5,298

SAP SE	764	78,801

		296,149

Hong Kong–0.50%
Hang Seng Bank Ltd.	600	10,595

Hong Kong Exchanges & Clearing Ltd.	900	38,169

MTR Corp. Ltd.	1,000	5,307

		54,071

Ireland–0.31%
CRH PLC	534	21,183

Kerry Group PLC, Class A	110	12,152

		33,335

Israel–0.10%
Bank Leumi Le-Israel BM	1,031	10,814

Italy–0.40%
Amplifon S.p.A.	119	4,735

Intesa Sanpaolo S.p.A.	11,912	23,955

Snam S.p.A.	1,299	7,129

Terna Rete Elettrica Nazionale S.p.A.	929	7,567

		43,386

Japan–5.51%
Aeon Co. Ltd.	500	9,493

Ajinomoto Co., Inc.	400	10,411

Asahi Kasei Corp.	900	7,407

Astellas Pharma, Inc.	1,400	21,316

Capcom Co. Ltd.	200	5,277

Chugai Pharmaceutical Co. Ltd.	500	15,005

Daikin Industries Ltd.	200	30,752

Eisai Co. Ltd.	200	8,711

Fast Retailing Co. Ltd.	45	20,621

FUJIFILM Holdings Corp.	300	16,569

Fujitsu Ltd.	100	14,138

Hankyu Hanshin Holdings, Inc.	200	5,280

Ibiden Co. Ltd.	100	3,789

Kansai Paint Co. Ltd.	200	2,765

Kao Corp.	400	16,086

KDDI Corp.	1,200	39,787

Keio Corp.	100	3,838

Kikkoman Corp.	100	5,622

Kobe Bussan Co. Ltd.	200	4,871

Komatsu Ltd.	600	13,460

Kurita Water Industries Ltd.	100	3,435

Mitsui Fudosan Co. Ltd.	700	14,771

Miura Co. Ltd.	200	4,190

MS&AD Insurance Group Holdings, Inc.	300	8,965

Nippon Express Holdings, Inc.	100	5,824

Nippon Yusen K.K.	100	7,176

Nitto Denko Corp.	100	6,715

Nomura Research Institute Ltd.	300	8,501

Odakyu Electric Railway Co. Ltd.	200	3,036

Omron Corp.	100	5,925

ORIX Corp.	900	16,418

ORIX JREIT, Inc.	3	4,025

Panasonic Holdings Corp.	1,600	14,261

	Shares	Value

Japan–(continued)
Resona Holdings, Inc.	1,500	$6,509

Secom Co. Ltd.	200	14,109

Sekisui House Ltd.	400	6,899

SG Holdings Co. Ltd.	200	3,524

Shimizu Corp.	900	4,727

Shionogi & Co. Ltd.	200	11,179

Sompo Holdings, Inc.	200	8,156

Sony Group Corp.	900	77,356

Sumitomo Chemical Co. Ltd.	1,400	5,929

Sumitomo Mitsui Trust Holdings, Inc.	200	6,196

Suntory Beverage & Food Ltd.	200	7,941

Sysmex Corp.	100	6,477

Tokyo Electron Ltd.	100	42,421

Tokyu Corp.	300	3,668

Toray Industries, Inc.	900	4,280

TOTO Ltd.	100	3,364

West Japan Railway Co.	100	3,723

Yamaha Corp.	100	3,838

Yamaha Motor Co. Ltd.	200	4,129

Yaskawa Electric Corp.	200	6,824

Z Holdings Corp.	1,900	7,493

		597,182

Netherlands–2.18%
Akzo Nobel N.V.	144	12,425

ASML Holding N.V.	302	170,862

Koninklijke DSM N.V.	125	20,936

NN Group N.V.	210	10,261

Wolters Kluwer N.V.	213	21,545

		236,029

New Zealand–0.20%
Fisher & Paykel Healthcare Corp. Ltd.	417	5,738

Meridian Energy Ltd.	1,313	3,985

Spark New Zealand Ltd.	1,719	5,441

Xero Ltd.(a)	97	6,361

		21,525

Norway–0.32%
DNB Bank ASA	692	13,509

Mowi ASA	283	8,024

Orkla ASA	740	6,019

Telenor ASA	492	6,942

		34,494

Portugal–0.05%
Jeronimo Martins SGPS S.A.	233	4,834

Singapore–0.65%
DBS Group Holdings Ltd.	1,400	33,909

Oversea-Chinese Banking Corp. Ltd.	2,700	23,941

Singapore Telecommunications Ltd.	6,400	12,721

		70,571

Spain–0.46%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	26,647

Industria de Diseno Textil S.A.	818	17,153

Red Electrica Corp. S.A.	322	6,470

		50,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco MSCI World SRI Index Fund

	Shares	Value

Sweden–0.44%
Boliden AB	242	$10,581

Electrolux AB, Class B	197	3,006

Essity AB, Class B	400	10,653

Husqvarna AB, Class B	397	3,798

Svenska Cellulosa AB S.C.A., Class B	423	8,202

Tele2 AB, Class B	329	4,343

Telia Co. AB	1,832	7,589

		48,172

Switzerland–2.85%
Givaudan S.A.	7	27,817

Kuehne + Nagel International AG, Class R	37	10,375

Lonza Group AG	57	33,465

Roche Holding AG	507	187,776

SGS S.A.	4	10,272

Sonova Holding AG, Class A	38	13,682

Swiss Life Holding AG	25	14,587

Swisscom AG	18	10,661

		308,635

United Kingdom–4.48%
abrdn PLC	1,458	3,396

Ashtead Group PLC	350	18,096

Associated British Foods PLC	234	4,664

Barratt Developments PLC	695	4,255

Berkeley Group Holdings PLC	72	3,656

British Land Co. PLC (The)	716	4,592

BT Group PLC	6,928	15,332

Burberry Group PLC	280	5,506

CNH Industrial N.V.	767	10,949

Coca-Cola Europacific Partners PLC	143	7,143

Compass Group PLC	1,320	27,804

Croda International PLC	84	8,139

DCC PLC	66	4,987

Informa PLC(a)	982	7,001

InterContinental Hotels Group PLC	122	7,789

J Sainsbury PLC	1,618	4,717

JD Sports Fashion PLC	2,615	4,328

Johnson Matthey PLC	161	4,442

Kingfisher PLC	1,562	4,910

Liberty Global PLC, Class C(a)	418	9,907

Linde PLC	375	116,985

National Grid PLC	2,557	38,018

RELX PLC	1,431	42,737

Schroders PLC	112	3,952

Segro PLC	825	13,806

St James’s Place PLC	391	6,237

Taylor Wimpey PLC	2,441	3,833

Unilever PLC	1,859	86,347

United Utilities Group PLC	487	7,007

Whitbread PLC(a)	156	5,408

		485,943

United States–60.82%
ABIOMED, Inc.(a)	33	9,457

Agilent Technologies, Inc.	229	27,313

Allegion PLC	65	7,426

Ally Financial, Inc.	283	11,309

American Express Co.	494	86,307

American Tower Corp.	329	79,296

	Shares	Value

United States–(continued)
American Water Works Co., Inc.	97	$14,946

Ameriprise Financial, Inc.	91	24,160

AmerisourceBergen Corp.	122	18,457

Amgen, Inc.	413	96,307

Aptiv PLC(a)	201	21,386

Atmos Energy Corp.	97	11,000

Automatic Data Processing, Inc.	313	68,290

Baker Hughes Co., Class A	489	15,169

Bank of New York Mellon Corp. (The)	652	27,423

Becton, Dickinson and Co.	218	53,887

Best Buy Co., Inc.	174	15,648

Biogen, Inc.(a)	111	23,026

BlackRock, Inc.	111	69,339

Bunge Ltd.	100	11,312

C.H. Robinson Worldwide, Inc.	102	10,827

Cable One, Inc.	3	3,499

Campbell Soup Co.	140	6,611

Cardinal Health, Inc.	230	13,352

Caterpillar, Inc.	398	83,795

CBRE Group, Inc., Class A(a)	246	20,428

Centene Corp.(a)	450	36,248

Cerner Corp.	222	20,788

Charles Schwab Corp. (The)	1,060	70,310

Cheniere Energy, Inc.	165	22,409

Cigna Corp.	248	61,201

Cisco Systems, Inc.	3,062	149,977

Clorox Co. (The)	90	12,912

CME Group, Inc., Class A	268	58,783

Coca-Cola Co. (The)	2,963	191,439

Colgate-Palmolive Co.	594	45,768

Consolidated Edison, Inc.	250	23,185

CSX Corp.	1,632	56,043

Cummins, Inc.	109	20,622

DaVita, Inc.(a)	71	7,694

DENTSPLY SIRONA, Inc.	158	6,318

eBay, Inc.	481	24,974

Ecolab, Inc.	191	32,344

Edwards Lifesciences Corp.(a)	468	49,505

Electronic Arts, Inc.	223	26,325

Equinix, Inc.	65	46,740

Eversource Energy	245	21,413

Expeditors International of Washington, Inc.	125	12,384

FactSet Research Systems, Inc.	28	11,298

Fastenal Co.	422	23,341

Ferguson PLC	171	21,565

Fortive Corp.	247	14,203

Fortune Brands Home & Security, Inc.	97	6,911

Generac Holdings, Inc.(a)	49	10,750

General Mills, Inc.	449	31,758

Gilead Sciences, Inc.	937	55,602

Hasbro, Inc.	95	8,366

HCA Healthcare, Inc.	189	40,550

Henry Schein, Inc.(a)	98	7,948

Hilton Worldwide Holdings, Inc.(a)	215	33,387

Hologic, Inc.(a)	185	13,318

Home Depot, Inc. (The)	765	229,806

Hormel Foods Corp.	220	11,526

Humana, Inc.	99	44,011

Huntington Bancshares, Inc.	789	10,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco MSCI World SRI Index Fund

	Shares	Value

United States–(continued)
IDEX Corp.	55	$10,440

IDEXX Laboratories, Inc.(a)	63	27,120

Illinois Tool Works, Inc.	227	44,744

Illumina, Inc.(a)	114	33,818

Insulet Corp.(a)	51	12,188

International Flavors & Fragrances, Inc.	191	23,168

Interpublic Group of Cos., Inc. (The)	296	9,656

Jazz Pharmaceuticals PLC(a)	37	5,928

Johnson Controls International PLC	530	31,731

Kellogg Co.	184	12,604

KeyCorp	728	14,058

Kimberly-Clark Corp.	256	35,540

LKQ Corp.	217	10,770

Lowe’s Cos., Inc.	501	99,063

Marsh & McLennan Cos., Inc.	380	61,446

Mettler-Toledo International, Inc.(a)	18	22,996

Microsoft Corp.	5,170	1,434,778

Moody’s Corp.	127	40,193

Newell Brands, Inc.	281	6,505

Norfolk Southern Corp.	179	46,161

Northern Trust Corp.	147	15,148

NVIDIA Corp.	1,817	336,999

ONEOK, Inc.	329	20,836

Owens Corning	83	7,547

Pentair PLC	122	6,192

PepsiCo, Inc.	1,001	171,882

Phillips 66	327	28,371

PNC Financial Services Group, Inc. (The)	314	52,155

Pool Corp.	31	12,562

PPG Industries, Inc.	183	23,422

Prologis, Inc.	532	85,274

Prudential Financial, Inc.	295	32,010

Quest Diagnostics, Inc.	94	12,581

Regions Financial Corp.	721	14,939

ResMed, Inc.	106	21,197

Robert Half International, Inc.	82	8,061

Rockwell Automation, Inc.	85	21,477

Roper Technologies, Inc.	79	37,124

Sempra Energy	247	39,856

State Street Corp.	266	17,814

STERIS PLC	59	13,219

	Shares	Value

United States–(continued)
SVB Financial Group(a)	38	$18,530

Swiss Re AG	217	17,796

T. Rowe Price Group, Inc.	177	21,778

Take-Two Interactive Software, Inc.(a)	49	5,856

Teladoc Health, Inc.(a)	104	3,511

Teledyne Technologies, Inc.(a)	36	15,536

Tesla, Inc.(a)	616	536,388

Texas Instruments, Inc.	674	114,748

Tractor Supply Co.	83	16,720

Trane Technologies PLC	178	24,900

Travelers Cos., Inc. (The)	190	32,501

Truist Financial Corp.	992	47,963

UGI Corp.	154	5,282

Vail Resorts, Inc.	30	7,625

Valero Energy Corp.	210	23,411

Vertex Pharmaceuticals, Inc.(a)	188	51,365

VF Corp.	247	12,844

W.W. Grainger, Inc.	33	16,501

Walt Disney Co. (The)(a)	1,324	147,798

Waters Corp.(a)	45	13,636

West Pharmaceutical Services, Inc.	51	16,068

Xylem, Inc.	134	10,787

Zoetis, Inc.	346	61,329

ZoomInfo Technologies, Inc., Class A(a)	146	6,920

		6,593,433

Total Common Stocks & Other Equity Interests (Cost $8,148,969)		10,089,126

Money Market Funds–6.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)(d)	255,571	255,571

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(c)(d)	182,269	182,231

Invesco Treasury Portfolio, Institutional Class, 0.23%(c)(d)	292,081	292,081

Total Money Market Funds (Cost $729,873)		729,883

TOTAL INVESTMENTS IN SECURITIES—99.80% (Cost $8,878,842)		10,819,009

OTHER ASSETS LESS LIABILITIES–0.20%		22,105

NET ASSETS–100.00%		$10,841,114

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $18,924, which represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$149,384	$483,779	$(377,592)	$-	$-	$255,571	$43
Invesco Liquid Assets Portfolio, Institutional Class	106,455	345,557	(269,711)	17	(87)	182,231	67
Invesco Treasury Portfolio, Institutional Class	170,725	552,891	(431,535)	-	-	292,081	75
Total	$426,564	$1,382,227	$(1,078,838)	$17	$(87)	$729,883	$185

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco MSCI World SRI Index Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

MSCI World Index	7	June-2022	$603,330	$(28,146)	$(28,146)

(a)	Futures contracts collateralized by $50,403 cash held with Meril Lynch International, the futures commission merchant.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	23.50%
Financials	12.92
Health Care	12.86
Consumer Discretionary	12.67
Industrials	9.01
Consumer Staples	8.12
Materials	4.28
Communication Services	3.39
Real Estate	2.91
Utilities	2.13
Energy	1.28
Money Market Funds Plus Other Assets Less Liabilities	6.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco MSCI World SRI Index Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $8,148,969)	$10,089,126

Investments in affiliated money market funds, at value (Cost $729,873)	729,883

Other investments:
Variation margin receivable – futures contracts	4,621

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	50,403

Foreign currencies, at value (Cost $3,282)	3,155

Receivable for:
Fund shares sold	6,249

Dividends	26,873

Investment for trustee deferred compensation and retirement plans	23,734

Other assets	29,726

Total assets	10,963,770

Liabilities:
Payable for:
Amount due custodian	2,100

Accrued fees to affiliates	64,958

Accrued trustees’ and officers’ fees and benefits	306

Accrued other operating expenses	31,558

Trustee deferred compensation and retirement plans	23,734

Total liabilities	122,656

Net assets applicable to shares outstanding	$10,841,114

Net assets consist of:
Shares of beneficial interest	$9,252,549

Distributable earnings	1,588,565

$10,841,114

Net Assets:
Class A	$1,139,042

Class C	$170,321

Class R	$493,707

Class Y	$1,105,625

Class R5	$14,366

Class R6	$7,918,053

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	79,814

Class C	12,096

Class R	34,769

Class Y	77,042

Class R5	1,001

Class R6	551,682

Class A:
Net asset value per share	$14.27

Maximum offering price per share (Net asset value of $14.27 ÷ 94.50%)	$15.10

Class C:
Net asset value and offering price per share	$14.08

Class R:
Net asset value and offering price per share	$14.20

Class Y:
Net asset value and offering price per share	$14.35

Class R5:
Net asset value and offering price per share	$14.35

Class R6:
Net asset value and offering price per share	$14.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco MSCI World SRI Index Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $8,986)	$89,999

Dividends from affiliated money market funds	185

Foreign withholding tax claims	3,178

Total investment income	93,362

Expenses:
Advisory fees	8,385

Administrative services fees	861

Distribution fees:
Class A	1,564

Class C	956

Class R	1,315

Transfer agent fees – A, C, R and Y	1,989

Transfer agent fees – R6	1,818

Trustees’ and officers’ fees and benefits	7,728

Registration and filing fees	38,443

Licensing fees	2,396

Professional services fees	26,930

Other	9,310

Total expenses	101,695

Less: Fees waived and/or expenses reimbursed	(86,483)

Net expenses	15,212

Net investment income	78,150

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	86,212

Affiliated investment securities	(87)

Foreign currencies	(2,910)

Futures contracts	(49,900)

33,315

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,826,416)

Affiliated investment securities	17

Foreign currencies	(2,992)

Futures contracts	(30,770)

(1,860,161)

Net realized and unrealized gain (loss)	(1,826,846)

Net increase (decrease) in net assets resulting from operations	$(1,748,696)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco MSCI World SRI Index Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$78,150	$159,049

Net realized gain	33,315	487,849

Change in net unrealized appreciation (depreciation)	(1,860,161)	3,172,055

Net increase (decrease) in net assets resulting from operations	(1,748,696)	3,818,953

Distributions to shareholders from distributable earnings:
Class A	(15,688)	(15,068)

Class C	(1,138)	(2,385)

Class R	(5,699)	(5,252)

Class Y	(12,972)	(7,779)

Class R5	(238)	(374)

Class R6	(132,393)	(107,235)

Total distributions from distributable earnings	(168,128)	(138,093)

Share transactions–net:
Class A	132	17,376

Class C	(7,324)	(12,610)

Class R	5,168	92,567

Class Y	479,102	88,810

Class R5	–	(13,946)

Class R6	(526,856)	700,358

Net increase (decrease) in net assets resulting from share transactions	(49,778)	872,555

Net increase (decrease) in net assets	(1,966,602)	4,553,415

Net assets:
Beginning of period	12,807,716	8,254,301

End of period	$10,841,114	$12,807,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco MSCI World SRI Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$16.76	$0.09	$(2.38)	$(2.29)	$(0.20)	$–	$(0.20)	$14.27	(13.82)%	$1,139	0.44	%(d)	1.96	%(d)	1.12	%(d)	1%
Year ended 10/31/21	11.78	0.19	4.98	5.17	(0.19)	–	(0.19)	16.76	44.35	1,337	0.44		3.31		1.28		19
Year ended 10/31/20	11.86	0.17	(0.06)	0.11	(0.19)	–	(0.19)	11.78	0.89	922	0.70		3.03		1.48		118
Year ended 10/31/19	11.76	0.17	0.21	0.38	(0.18)	(0.10)	(0.28)	11.86	3.48	1,483	0.85		3.58		1.51		116
Year ended 10/31/18	12.91	0.17	(0.85)	(0.68)	(0.09)	(0.38)	(0.47)	11.76	(5.55)	1,387	0.84		3.94		1.33		89
Year ended 10/31/17	10.45	0.14	2.39	2.53	(0.06)	(0.01)	(0.07)	12.91	24.36	531	0.84		9.90		1.16		69
Class C
Six months ended 04/30/22	16.49	0.03	(2.35)	(2.32)	(0.09)	–	(0.09)	14.08	(14.14)	170	1.19	(d)	2.71	(d)	0.37	(d)	1
Year ended 10/31/21	11.67	0.08	4.92	5.00	(0.18)	–	(0.18)	16.49	43.21	207	1.19		4.06		0.53		19
Year ended 10/31/20	11.75	0.08	(0.05)	0.03	(0.11)	–	(0.11)	11.67	0.21	158	1.45		3.78		0.73		118
Year ended 10/31/19	11.63	0.09	0.20	0.29	(0.07)	(0.10)	(0.17)	11.75	2.66	243	1.60		4.33		0.76		116
Year ended 10/31/18	12.83	0.07	(0.84)	(0.77)	(0.05)	(0.38)	(0.43)	11.63	(6.27)	166	1.59		4.69		0.58		89
Year ended 10/31/17	10.42	0.05	2.39	2.44	(0.02)	(0.01)	(0.03)	12.83	23.49	124	1.59		10.65		0.41		69
Class R
Six months ended 04/30/22	16.66	0.07	(2.36)	(2.29)	(0.17)	–	(0.17)	14.20	(13.91)	494	0.69	(d)	2.21	(d)	0.87	(d)	1
Year ended 10/31/21	11.74	0.15	4.96	5.11	(0.19)	–	(0.19)	16.66	43.93	571	0.69		3.56		1.03		19
Year ended 10/31/20	11.81	0.15	(0.06)	0.09	(0.16)	–	(0.16)	11.74	0.74	325	0.95		3.28		1.23		118
Year ended 10/31/19	11.71	0.15	0.20	0.35	(0.15)	(0.10)	(0.25)	11.81	3.17	35	1.10		3.83		1.26		116
Year ended 10/31/18	12.88	0.14	(0.85)	(0.71)	(0.08)	(0.38)	(0.46)	11.71	(5.82)	32	1.09		4.19		1.08		89
Year ended 10/31/17	10.44	0.11	2.39	2.50	(0.05)	(0.01)	(0.06)	12.88	24.04	13	1.09		10.15		0.91		69
Class Y
Six months ended 04/30/22	16.87	0.11	(2.39)	(2.28)	(0.24)	–	(0.24)	14.35	(13.71)	1,106	0.19	(d)	1.71	(d)	1.37	(d)	1
Year ended 10/31/21	11.83	0.23	5.01	5.24	(0.20)	–	(0.20)	16.87	44.73	793	0.19		3.06		1.53		19
Year ended 10/31/20	11.91	0.20	(0.06)	0.14	(0.22)	–	(0.22)	11.83	1.11	485	0.45		2.78		1.73		118
Year ended 10/31/19	11.80	0.20	0.22	0.42	(0.21)	(0.10)	(0.31)	11.91	3.80	522	0.60		3.33		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	446	0.59		3.69		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	189	0.59		9.65		1.41		69
Class R5
Six months ended 04/30/22	16.87	0.11	(2.39)	(2.28)	(0.24)	–	(0.24)	14.35	(13.71)	14	0.19	(d)	1.57	(d)	1.37	(d)	1
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	–	(0.20)	16.87	44.73	17	0.19		2.86		1.53		19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	–	(0.22)	11.83	1.20	22	0.45		2.56		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	21	0.60		2.95		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	19	0.59		3.47		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	21	0.59		9.28		1.41		69
Class R6
Six months ended 04/30/22	16.87	0.11	(2.39)	(2.28)	(0.24)	–	(0.24)	14.35	(13.71)	7,918	0.19	(d)	1.61	(d)	1.37	(d)	1
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	–	(0.20)	16.87	44.73	9,884	0.19		2.79		1.53		19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	–	(0.22)	11.83	1.20	6,342	0.45		2.51		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	6,379	0.60		2.91		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	6,875	0.59		3.42		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	4,935	0.59		9.28		1.41		69

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco MSCI World SRI Index Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco MSCI World SRI Index Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

14	Invesco MSCI World SRI Index Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Fund did not enter into any closing agreements.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

15	Invesco MSCI World SRI Index Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.140%

Over $2 billion	0.120%

    For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.14%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19%, and 0.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2022, the Adviser waived advisory fees of $8,385, reimbursed fund level expenses of $74,288 and reimbursed class level expenses of $857, $131, $361, $640, $3 and $1,818 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of

16	Invesco MSCI World SRI Index Fund

Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$217,137	$–	$217,137

Austria	–	12,536	–	12,536

Belgium	–	18,316	–	18,316

Brazil	14,164	–	–	14,164

Canada	379,599	–	–	379,599

China	–	9,018	–	9,018

Denmark	–	223,714	–	223,714

Finland	–	42,835	–	42,835

France	7,317	275,647	–	282,964

Germany	–	296,149	–	296,149

Hong Kong	–	54,071	–	54,071

Ireland	–	33,335	–	33,335

Israel	–	10,814	–	10,814

Italy	–	43,386	–	43,386

Japan	–	597,182	–	597,182

Netherlands	–	236,029	–	236,029

New Zealand	–	21,525	–	21,525

Norway	–	34,494	–	34,494

Portugal	–	4,834	–	4,834

Singapore	–	70,571	–	70,571

Spain	–	50,270	–	50,270

Sweden	–	48,172	–	48,172

Switzerland	–	308,635	–	308,635

United Kingdom	134,035	351,908	–	485,943

United States	6,554,072	39,361	–	6,593,433

Money Market Funds	729,883	–	–	729,883

Total Investments in Securities	7,819,070	2,999,939	–	10,819,009

Other Investments - Liabilities*

Futures Contracts	(28,146)	–	–	(28,146)

Total Investments	$7,790,924	$2,999,939	$–	$10,790,863

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

17	Invesco MSCI World SRI Index Fund

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

Value
Derivative Liabilities	Equity Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(28,146)

Derivatives not subject to master netting agreements	28,146

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk

Realized Gain (Loss):
Futures contracts	$(49,900)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(30,770)

Total	$(80,670)

    The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$535,275

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$244,766	$149,554	$394,320

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

18	Invesco MSCI World SRI Index Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $80,858 and $626,899, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,413,856

Aggregate unrealized (depreciation) of investments	(506,633)

Net unrealized appreciation of investments	$1,907,223

    Cost of investments for tax purposes is $8,883,640.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,469	$55,094	6,097	$89,025

Class C	321	5,265	502	7,444

Class R	2,455	36,812	6,209	87,642

Class Y	31,819	505,992	14,976	222,535

Class R5	-	-	93	1,382

Class R6	50,539	815,520	100,432	1,451,199

Issued as reinvestment of dividends:
Class A	914	15,047	1,093	14,452

Class C	64	1,047	169	2,208

Class R	338	5,534	384	5,065

Class Y	568	9,384	509	6,760

Class R5	-	-	13	176

Class R6	7,148	118,154	6,734	89,424

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	1,661	22,161

Class C	-	-	(1,677)	(22,161)

Reacquired:
Class A	(4,354)	(70,009)	(7,334)	(108,262)

Class C	(818)	(13,636)	(7)	(101)

Class R	(2,273)	(37,178)	(10)	(140)

Class Y	(2,360)	(36,274)	(9,468)	(140,485)

Class R5	-	-	(990)	(15,504)

Class R6	(92,015)	(1,460,530)	(57,115)	(840,265)

Net increase (decrease) in share activity	(4,185)	$(49,778)	62,271	$872,555

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19	Invesco MSCI World SRI Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$861.80	$2.03	$1,022.61	$2.21	0.44%
Class C	1,000.00	858.60	5.48	1,018.89	5.96	1.19
Class R	1,000.00	860.90	3.18	1,021.37	3.46	0.69
Class Y	1,000.00	862.90	0.88	1,023.85	0.95	0.19
Class R5	1,000.00	862.90	0.88	1,023.85	0.95	0.19
Class R6	1,000.00	862.90	0.88	1,023.85	0.95	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20	Invesco MSCI World SRI Index Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	GLRE-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Oppenheimer International Growth Fund

Nasdaq:

A: OIGAX ∎ C: OIGCX ∎ R: OIGNX ∎ Y: OIGYX ∎ R5: INGFX ∎ R6: OIGIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-24.70%
Class C Shares	-24.99
Class R Shares	-24.81
Class Y Shares	-24.62
Class R5 Shares	-24.59
Class R6 Shares	-24.57
MSCI All Country World ex USA Index▼	-11.87
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Oppenheimer International Growth Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (3/25/96)	6.95%
10 Years	4.81
5 Years	2.42
1 Year	-23.99

Class C Shares
Inception (3/25/96)	6.93%
10 Years	4.78
5 Years	2.81
1 Year	-20.88

Class R Shares
Inception (3/1/01)	4.79%
10 Years	5.14
5 Years	3.33
1 Year	-19.77

Class Y Shares
Inception (9/7/05)	6.02%
10 Years	5.68
5 Years	3.84
1 Year	-19.38

Class R5 Shares
10 Years	5.52%
5 Years	3.82
1 Year	-19.28

Class R6 Shares
Inception (3/29/12)	5.85%
10 Years	5.86
5 Years	4.01
1 Year	-19.26

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Growth Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Oppenheimer International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Oppenheimer International Growth Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.50%
Australia–1.63%
CSL Ltd.	795,932	$ 150,637,422

Canada–6.22%

Alimentation Couche-Tard, Inc.	5,318,428	236,765,576

CAE, Inc.(a)	5,716,227	135,936,430

Dollarama, Inc.	3,032,424	168,587,337
Shopify, Inc., Class A(a)	74,238	31,756,516
		573,045,859

Denmark–4.07%

Ascendis Pharma A/S, ADR(a)	549,528	50,155,420
Novo Nordisk A/S, Class B	2,837,255	324,502,415
		374,657,835

France–14.55%

Adevinta ASA, Class B(a)	5,494,041	42,905,778

Airbus SE(b)	1,492,140	162,266,611

Dassault Systemes SE	2,901,114	129,055,449

Edenred	2,116,054	106,066,923

EssilorLuxottica S.A.	373,271	63,324,200

Hermes International	238,389	293,314,916

Kering S.A.	153,906	81,747,675

L’Oreal S.A.	300,029	109,150,750

LVMH Moet Hennessy Louis Vuitton SE	358,738	229,554,914
Sartorius Stedim Biotech	377,843	122,986,530
		1,340,373,746

Germany–4.88%

CTS Eventim AG & Co. KGaA(a)	2,372,664	164,894,026

Hypoport SE(a)	83,788	23,234,847

SAP SE	452,717	46,694,612

Siemens AG	613,358	76,292,528
Siemens Healthineers AG(c)	2,560,914	138,412,091
		449,528,104

India–4.48%

Dr Lal PathLabs Ltd.(c)	2,556,534	85,807,692
Reliance Industries Ltd.	9,035,969	326,733,756
		412,541,448

Ireland–1.54%
Flutter Entertainment PLC(a)	1,413,519	142,012,492

Italy–1.76%
Davide Campari-Milano N.V.	14,440,980	162,520,226

Japan–7.64%

Benefit One, Inc.	3,531,100	52,973,146

Daikin Industries Ltd.	841,400	129,374,003

Hitachi Ltd.	1,415,700	65,924,024

Hoya Corp.	741,410	73,866,138

Keyence Corp.	331,584	133,779,670

Kobe Bussan Co. Ltd.	3,116,400	75,893,051

Nidec Corp.	1,484,840	97,270,458
Nihon M&A Center Holdings, Inc.	6,035,000	74,653,397
		703,733,887

	Shares	Value
Netherlands–6.10%

Aalberts N.V.	2,025,106	$ 97,628,682

Adyen N.V.(a)(c)	74,131	123,980,995

ASML Holding N.V.	423,334	239,509,200

Boskalis Westminster	207,424	7,173,830

Shop Apotheke Europe N.V.(a)(c)	379,312	31,599,372

Universal Music Group N.V.	2,673,260	61,846,970

		561,739,049

New Zealand–0.97%

Xero Ltd.(a)	1,365,920	89,579,564

Spain–1.83%

Amadeus IT Group S.A.(a)	2,712,304	169,120,947

Sweden–6.96%

Atlas Copco AB, Class A(b)	3,280,385	148,554,910

Epiroc AB, Class A	11,655,316	237,034,342

SKF AB, Class B	2,076,277	33,694,969

Swedish Match AB(b)	27,846,738	221,902,644

		641,186,865

Switzerland–5.00%

Barry Callebaut AG	20,821	47,980,591

IWG PLC(a)	23,907,397	72,085,585

Lonza Group AG	110,788	65,043,199

Sika AG	576,036	175,160,185

VAT Group AG(c)	267,573	83,036,493

Zur Rose Group AG(a)	143,320	17,566,397

		460,872,450

Taiwan–1.88%

Taiwan Semiconductor Manufacturing Co. Ltd.	9,512,000	173,498,868

United Kingdom–18.74%

Alphawave IP Group PLC(a)(b)	11,934,398	22,251,381

Britvic PLC	10,225,685	109,223,408

Ceres Power Holdings PLC(a)	4,504,021	41,481,713

Compass Group PLC	10,209,890	215,056,955

ConvaTec Group PLC(c)	24,163,544	63,831,578

Entain PLC(a)	8,565,514	161,045,450

Legal & General Group PLC	23,744,370	73,839,449

London Stock Exchange Group PLC	2,208,517	219,144,116

Melrose Industries PLC	31,113,654	44,755,093

Next PLC	2,245,765	168,548,103

Ocado Group PLC(a)	11,288,819	128,701,451

Rentokil Initial PLC	23,571,670	161,951,387

Rightmove PLC	16,421,148	126,234,948

RS GROUP PLC	6,988,818	91,151,663

Trainline PLC(a)(c)(d)	28,618,878	99,730,129

		1,726,946,824

United States–9.25%

Atlassian Corp. PLC, Class A(a)	422,743	95,045,309

EPAM Systems, Inc.(a)	481,178	127,507,358

Ferguson PLC	1,153,286	145,444,925

James Hardie Industries PLC, CDI	6,906,258	198,564,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Oppenheimer International Growth Fund

	Shares	Value

United States–(continued)
Medtronic PLC	833,291	$86,962,249

ResMed, Inc.	995,217	199,013,544

		852,537,388

Total Common Stocks & Other Equity Interests (Cost $5,975,403,190)		8,984,532,974

Money Market Funds–2.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	64,886,059	64,886,059

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	47,165,659	47,156,226

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	74,155,496	74,155,496

Total Money Market Funds (Cost $186,195,823)		186,197,781

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.52% (Cost $6,161,599,013)		9,170,730,755

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.56%
Invesco Private Government Fund, 0.40%(d)(e)(f)	98,542,210	$98,542,210

Invesco Private Prime Fund, 0.35%(d)(e)(f)	229,931,822	229,931,822

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $328,477,924)		328,474,032

TOTAL INVESTMENTS IN SECURITIES–103.08% (Cost $6,490,076,937)		9,499,204,787

OTHER ASSETS LESS LIABILITIES-(3.08)%		(284,098,377)

NET ASSETS-100.00%		$9,215,106,410

Investment Abbreviations:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $626,398,350, which represented 6.80% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	October 31, 2021	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$84,257,016	$274,761,750	$(294,132,707)	$-	$-	$64,886,059	$19,395
Invesco Liquid Assets Portfolio, Institutional Class	62,153,130	196,258,392	(211,230,698)	2,042	(26,640)	47,156,226	27,448
Invesco Treasury Portfolio, Institutional Class	96,293,733	314,013,428	(336,151,665)	-	-	74,155,496	29,710
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,872,592	275,352,476	(267,682,858)	-	-	98,542,210	30,918*
Invesco Private Prime Fund	212,036,049	623,774,766	(605,846,747)	(3,894)	(28,352)	229,931,822	76,879*
Investments in Other Affiliates:
Trainline PLC	97,285,290	25,045,073	(2,359,767)	(17,773,757)	(2,466,710)	99,730,129	-
Total	$642,897,810	$1,709,205,885	$(1,717,404,442)	$(17,775,609)	$(2,521,702)	$614,401,942	$184,350

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Oppenheimer International Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Industrials	20.47%

Consumer Discretionary	17.61

Information Technology	16.15

Health Care	14.77

Consumer Staples	12.38

Communication Services	4.30

Materials	4.06

Energy	3.55

Financials	3.43

Other Sectors, Each Less than 2% of Net Assets	0.78

Money Market Funds Plus Other Assets Less Liabilities	2.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Oppenheimer International Growth Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $5,830,151,164)*	$8,884,802,845

Investments in affiliates, at value (Cost $659,925,773)	614,401,942

Cash	20,000,000

Foreign currencies, at value (Cost $11,439,417)	11,285,696

Receivable for:
Investments sold	1,660

Fund shares sold	8,676,569

Dividends	48,402,176

Investment for trustee deferred compensation and retirement plans	640,451

Other assets	142,949

Total assets	9,588,354,288

Liabilities:

Payable for:
Investments purchased	1,599,070

Fund shares reacquired	17,483,617

Accrued foreign taxes	8,438,112

Collateral upon return of securities loaned	328,477,924

Accrued fees to affiliates	3,192,544

Accrued trustees’ and officers’ fees and benefits	68,383

Accrued other operating expenses	887,777

IRS closing agreement fees for foreign withholding tax claims	12,460,000

Trustee deferred compensation and retirement plans	640,451

Total liabilities	373,247,878

Net assets applicable to shares outstanding	$9,215,106,410

Net assets consist of:

Shares of beneficial interest	$5,898,983,388

Distributable earnings	3,316,123,022

$9,215,106,410

Net Assets:

Class A	$1,224,508,528

Class C	$90,823,176

Class R	$230,328,433

Class Y	$3,539,135,336

Class R5	$36,849,573

Class R6	$4,093,461,364

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	35,228,078

Class C	2,853,032

Class R	6,834,792

Class Y	102,549,140

Class R5	1,059,002

Class R6	118,653,619

Class A:
Net asset value per share	$34.76

Maximum offering price per share (Net asset value of $34.76 ÷ 94.50%)	$36.78

Class C:
Net asset value and offering price per share	$31.83

Class R:
Net asset value and offering price per share	$33.70

Class Y:
Net asset value and offering price per share	$34.51

Class R5:
Net asset value and offering price per share	$34.80

Class R6:
Net asset value and offering price per share	$34.50

*	At April 30, 2022, securities with an aggregate value of $320,084,197 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Oppenheimer International Growth Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$20,609

Dividends (net of foreign withholding taxes of $8,435,233)	61,279,657

Dividends from affiliates (includes securities lending income of $390,626)	467,179

Foreign withholding tax claims	2,503,545

Total investment income	64,270,990

Expenses:

Advisory fees	36,505,008

Administrative services fees	781,743

Distribution fees:
Class A	1,795,313

Class C	611,187

Class R	682,793

Transfer agent fees – A, C, R and Y	4,790,643

Transfer agent fees – R5	20,441

Transfer agent fees – R6	842,175

Trustees’ and officers’ fees and benefits	61,394

Registration and filing fees	106,487

Professional services fees	62,227

Other	(2,452,340)

Total expenses	43,807,071

Less: Expenses reimbursed	(37,065)

Net expenses	43,770,006

Net investment income	20,500,984

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	319,807,728

Affiliated investment securities	(2,521,702)

Foreign currencies	(546,034)

Forward foreign currency contracts	1,414

316,741,406

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $4,223,073)	(3,389,468,871)

Affiliated investment securities	(17,775,609)

Foreign currencies	(2,974,883)

(3,410,219,363)

Net realized and unrealized gain (loss)	(3,093,477,957)

Net increase (decrease) in net assets resulting from operations	$(3,072,976,973)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Oppenheimer International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:

Net investment income	$20,500,984	$34,364,072

Net realized gain	316,741,406	1,750,287,634

Change in net unrealized appreciation (depreciation)	(3,410,219,363)	1,754,143,798

Net increase (decrease) in net assets resulting from operations	(3,072,976,973)	3,538,795,504

Distributions to shareholders from distributable earnings:

Class A	(195,067,176)	(216,288,299)

Class C	(18,357,534)	(28,578,549)

Class R	(36,871,946)	(40,236,467)

Class Y	(599,954,915)	(629,263,155)

Class R5	(5,380,848)	(1,827)

Class R6	(692,317,509)	(802,185,808)

Total distributions from distributable earnings	(1,547,949,928)	(1,716,554,105)

Share transactions-net:

Class A	144,982,853	(27,064,427)

Class C	(7,072,551)	(56,111,542)

Class R	31,504,484	7,587,661

Class Y	325,274,886	196,572,161

Class R5	9,392,494	41,876,871

Class R6	311,147,308	(489,898,392)

Net increase (decrease) in net assets resulting from share transactions	815,229,474	(327,037,668)

Net increase (decrease) in net assets	(3,805,697,427)	1,495,203,731

Net assets:

Beginning of period	13,020,803,837	11,525,600,106

End of period	$9,215,106,410	$13,020,803,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Oppenheimer International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$52.65	$0.03	$(11.74)	$(11.71)	$(0.04)	$(6.14)	$(6.18)	$34.76	(24.70)%	$1,224,509	1.03	%(e)	1.03	%(e)	0.12	%(e)	7%
Year ended 10/31/21	45.87	0.01	13.72	13.73	-	(6.95)	(6.95)	52.65	32.14	1,680,415	1.10		1.10		0.00		18
Year ended 10/31/20	41.74	(0.02)	4.53	4.51	(0.38)	-	(0.38)	45.87	10.84	1,472,093	1.10		1.13		(0.06)		22
Eleven months ended 10/31/19	37.08	0.33	4.71	5.04	(0.38)	-	(0.38)	41.74	13.75	1,746,483	1.10	(e)	1.10	(e)	0.93	(e)	10
Year ended 11/30/18	43.71	0.34	(6.71)	(6.37)	(0.26)	-	(0.26)	37.08	(14.66)	2,146,246	1.11		1.11		0.79		18
Year ended 11/30/17	34.34	0.35	9.38	9.73	(0.36)	-	(0.36)	43.71	28.61	3,249,744	1.13		1.13		0.89		22
Year ended 11/30/16	37.14	0.38	(2.87)	(2.49)	(0.31)	-	(0.31)	34.34	(6.73)	4,253,937	1.14		1.14		1.08		9
Class C
Six months ended 04/30/22	48.88	(0.12)	(10.79)	(10.91)	-	(6.14)	(6.14)	31.83	(24.99)	90,823	1.78	(e)	1.78	(e)	(0.63	)(e)	7
Year ended 10/31/21	43.30	(0.35)	12.88	12.53	-	(6.95)	(6.95)	48.88	31.15	150,110	1.85		1.85		(0.75)		18
Year ended 10/31/20	39.42	(0.33)	4.28	3.95	(0.07)	-	(0.07)	43.30	10.02	184,361	1.85		1.88		(0.81)		22
Eleven months ended 10/31/19	34.97	0.06	4.46	4.52	(0.07)	-	(0.07)	39.42	12.95	241,807	1.85	(e)	1.85	(e)	0.18	(e)	10
Year ended 11/30/18	41.29	0.02	(6.34)	(6.32)	-	-	-	34.97	(15.31)	345,228	1.86		1.86		0.04		18
Year ended 11/30/17	32.44	0.03	8.91	8.94	(0.09)	-	(0.09)	41.29	27.64	468,753	1.88		1.88		0.09		22
Year ended 11/30/16	35.10	0.10	(2.70)	(2.60)	(0.06)	-	(0.06)	32.44	(7.42)	453,990	1.89		1.89		0.30		9
Class R
Six months ended 04/30/22	51.26	(0.03)	(11.39)	(11.42)	-	(6.14)	(6.14)	33.70	(24.81)	230,328	1.28	(e)	1.28	(e)	(0.13	)(e)	7
Year ended 10/31/21	44.92	(0.12)	13.41	13.29	-	(6.95)	(6.95)	51.26	31.80	311,920	1.35		1.35		(0.25)		18
Year ended 10/31/20	40.88	(0.13)	4.44	4.31	(0.27)	-	(0.27)	44.92	10.58	263,106	1.35		1.38		(0.31)		22
Eleven months ended 10/31/19	36.32	0.24	4.61	4.85	(0.29)	-	(0.29)	40.88	13.47	313,081	1.35	(e)	1.35	(e)	0.68	(e)	10
Year ended 11/30/18	42.86	0.23	(6.58)	(6.35)	(0.19)	-	(0.19)	36.32	(14.88)	377,926	1.36		1.36		0.54		18
Year ended 11/30/17	33.70	0.21	9.25	9.46	(0.30)	-	(0.30)	42.86	28.31	486,089	1.38		1.38		0.55		22
Year ended 11/30/16	36.44	0.27	(2.79)	(2.52)	(0.22)	-	(0.22)	33.70	(6.96)	390,589	1.38		1.38		0.78		9
Class Y
Six months ended 04/30/22	52.41	0.08	(11.66)	(11.58)	(0.18)	(6.14)	(6.32)	34.51	(24.62)	3,539,135	0.78	(e)	0.78	(e)	0.37	(e)	7
Year ended 10/31/21	45.63	0.13	13.65	13.78	(0.05)	(6.95)	(7.00)	52.41	32.46	5,009,610	0.85		0.85		0.25		18
Year ended 10/31/20	41.51	0.08	4.52	4.60	(0.48)	-	(0.48)	45.63	11.13	4,132,110	0.85		0.88		0.19		22
Eleven months ended 10/31/19	36.92	0.42	4.67	5.09	(0.50)	-	(0.50)	41.51	14.01	5,993,234	0.85	(e)	0.85	(e)	1.18	(e)	10
Year ended 11/30/18	43.55	0.44	(6.69)	(6.25)	(0.38)	-	(0.38)	36.92	(14.47)	9,329,538	0.86		0.86		1.04		18
Year ended 11/30/17	34.23	0.41	9.37	9.78	(0.46)	-	(0.46)	43.55	28.96	12,543,811	0.88		0.88		1.04		22
Year ended 11/30/16	37.01	0.47	(2.85)	(2.38)	(0.40)	-	(0.40)	34.23	(6.49)	9,929,295	0.89		0.89		1.33		9
Class R5
Six months ended 04/30/22	52.84	0.09	(11.74)	(11.65)	(0.25)	(6.14)	(6.39)	34.80	(24.59)	36,850	0.73	(e)	0.73	(e)	0.42	(e)	7
Year ended 10/31/21	45.97	0.20	13.76	13.96	(0.14)	(6.95)	(7.09)	52.84	32.66	44,233	0.72		0.72		0.38		18
Year ended 10/31/20	41.80	0.15	4.55	4.70	(0.53)	-	(0.53)	45.97	11.29	12	0.69		0.69		0.35		22
Period ended 10/31/19(f)	38.79	0.23	2.78	3.01	-	-	-	41.80	7.76	11	0.74	(e)	0.74	(e)	1.29	(e)	10
Class R6
Six months ended 04/30/22	52.44	0.10	(11.64)	(11.54)	(0.26)	(6.14)	(6.40)	34.50	(24.57)	4,093,461	0.66	(e)	0.66	(e)	0.49	(e)	7
Year ended 10/31/21	45.67	0.20	13.66	13.86	(0.14)	(6.95)	(7.09)	52.44	32.66	5,824,515	0.70		0.70		0.40		18
Year ended 10/31/20	41.55	0.15	4.52	4.67	(0.55)	-	(0.55)	45.67	11.29	5,473,919	0.69		0.69		0.35		22
Eleven months ended 10/31/19	36.98	0.48	4.67	5.15	(0.58)	-	(0.58)	41.55	14.18	7,389,864	0.69	(e)	0.69	(e)	1.34	(e)	10
Year ended 11/30/18	43.62	0.51	(6.69)	(6.18)	(0.46)	-	(0.46)	36.98	(14.32)	8,682,910	0.69		0.69		1.20		18
Year ended 11/30/17	34.31	0.45	9.40	9.85	(0.54)	-	(0.54)	43.62	29.14	10,542,873	0.69		0.69		1.15		22
Year ended 11/30/16	37.09	0.49	(2.81)	(2.32)	(0.46)	-	(0.46)	34.31	(6.31)	6,435,502	0.70		0.70		1.38		9

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eleven months ended October 31, 2019 and the years ended November 30, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Oppenheimer International Growth Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Oppenheimer International Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Oppenheimer International Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 250 million	0.800%

Next $250 million	0.770%

Next $500 million	0.750%

Next $1 billion	0.690%

Next $3 billion	0.670%

Next $5 billion	0.650%

Next $10 billion	0.630%

Next $10 billion	0.610%

Over $30 billion	0.590%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25% 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $36,618.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the

14	Invesco Oppenheimer International Growth Fund

annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $47,852 in front-end sales commissions from the sale of Class A shares and $630 and $5,682 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $369 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$-	$150,637,422	$-	$150,637,422

Canada	573,045,859	-	-	573,045,859

Denmark	50,155,420	324,502,415	-	374,657,835

France	-	1,340,373,746	-	1,340,373,746

Germany	-	449,528,104	-	449,528,104

India	-	412,541,448	-	412,541,448

Ireland	-	142,012,492	-	142,012,492

Italy	-	162,520,226	-	162,520,226

Japan	-	703,733,887	-	703,733,887

Netherlands	-	561,739,049	-	561,739,049

New Zealand	-	89,579,564	-	89,579,564

Spain	-	169,120,947	-	169,120,947

Sweden	-	641,186,865	-	641,186,865

Switzerland	-	460,872,450	-	460,872,450

Taiwan	-	173,498,868	-	173,498,868

United Kingdom	-	1,726,946,824	-	1,726,946,824

United States	508,528,460	344,008,928	-	852,537,388

Money Market Funds	186,197,781	328,474,032	-	514,671,813

Total Investments	$1,317,927,520	$8,181,277,267	$-	$9,499,204,787

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

15	Invesco Oppenheimer International Growth Fund

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk

Realized Gain:
Forward foreign currency contracts	$1,414

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$3,948,367

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $447.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $723,966,894 and $1,394,626,720, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,696,093,576

Aggregate unrealized (depreciation) of investments	(701,633,931)

Net unrealized appreciation of investments	$2,994,459,645

Cost of investments for tax purposes is $6,504,745,142.

16	Invesco Oppenheimer International Growth Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,069,198	$127,397,224	4,040,967	$200,882,672

Class C	89,893	3,441,950	233,044	10,755,270

Class R	548,969	21,881,934	744,656	36,050,894

Class Y	13,312,741	542,656,370	16,277,481	799,477,101

Class R5	128,268	5,221,025	862,492	43,219,714

Class R6	11,449,650	463,510,247	16,294,148	811,809,014

Issued as reinvestment of dividends:
Class A	3,967,563	174,691,830	4,214,597	193,702,887

Class C	417,051	16,865,527	614,969	26,419,071

Class R	861,731	36,821,772	896,402	40,194,683

Class Y	10,649,974	465,084,384	10,643,741	485,886,766

Class R5	122,171	5,379,201	-	-

Class R6	13,677,773	596,897,993	15,502,468	707,222,576

Automatic conversion of Class C shares to Class A shares:
Class A	346,270	14,071,460	1,149,883	56,043,620

Class C	(377,091)	(14,071,460)	(1,232,354)	(56,043,620)

Reacquired:
Class A	(4,070,436)	(171,177,661)	(9,582,936)	(477,693,606)

Class C	(347,541)	(13,308,568)	(802,280)	(37,242,263)

Class R	(661,319)	(27,199,222)	(1,413,447)	(68,657,916)

Class Y	(17,007,040)	(682,465,868)	(21,892,625)	(1,088,791,706)

Class R5	(28,591)	(1,207,732)	(25,596)	(1,342,843)

Class R6	(17,540,839)	(749,260,932)	(40,582,197)	(2,008,929,982)

Net increase (decrease) in share activity	18,608,395	$815,229,474	(4,056,587)	$(327,037,668)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17	Invesco Oppenheimer International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$753.00	$4.48	$1,019.69	$5.16	1.03%
Class C	1,000.00	750.10	7.72	1,015.97	8.90	1.78
Class R	1,000.00	751.90	5.56	1,018.45	6.41	1.28
Class Y	1,000.00	753.80	3.39	1,020.93	3.91	0.78
Class R5	1,000.00	754.10	3.17	1,021.17	3.66	0.73
Class R6	1,000.00	754.30	2.87	1,021.52	3.31	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Oppenheimer International Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IGR-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 16, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 16, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 6, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 6, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	July 6, 2022